                              Semi-Annual Report

                               February 28, 1999











                                                       American

                                                       General

                                                       Series

                                                       Portfolio

                                                       Company 3
                                                 ----------------

 AMERICAN GENERAL SERIES PORTFOLIO COMPANY 3 - SEMI-ANNUAL REPORT FEBRUARY 28,
                                      1999

TABLE OF CONTENTS

Chairman's Letter...........................................................   1
International Growth Fund...................................................   4
Large Cap Growth Fund.......................................................   7
Mid Cap Growth Fund.........................................................  11
Small Cap Growth Fund.......................................................  13
International Value Fund....................................................  17
Large Cap Value Fund........................................................  20
Mid Cap Value Fund..........................................................  23
Small Cap Value Fund........................................................  26
Socially Responsible Fund...................................................  36
Balanced Fund...............................................................  42
High Yield Bond Fund........................................................  46
Strategic Bond Fund.........................................................  49
Domestic Bond Fund..........................................................  52
Core Bond Fund..............................................................  54
Money Market Fund...........................................................  57
Growth Lifestyle Fund.......................................................  59
Moderate Growth Lifestyle Fund..............................................  61
Conservative Growth Lifestyle Fund..........................................  63
Notes to Financial Statements...............................................  65
Financial Highlights........................................................  69

--------------------------------------------------------------------------------

                            AGSPC3 CHAIRMAN'S LETTER             1
Dear Valued Customer,
In today's environment of rapidly changing markets, the commitment to your financial security remains American General Series Portfolio Company's (AGSPC) highest priority. This dedication is reflected in our management of your funds, and it is my pleasure to introduce AGSPC Series 3's (AGSPC3) February 28, 1999 Semi-Annual Report for your review. This report also covers the entire history of these funds since inception. In this report, you will find financial and performance information for AGSPC Series 3's 18 funds for the six-month period ending February 28, 1999.

Through your variable annuity contract, you are permitted to invest in one or more of the funds described in this report. Please refer to the chart on page 3 to determine which funds are available under your contract.

MARKET CONDITIONS
Most U.S. securities markets produced positive returns for the six months ended February 28, 1999, with equity markets outperforming all others. According to Standard & Poor's 500 Index (S&P 500), the large capitalization sector of the stock market provided a total return of 30.27%. The "growth" subset of this sector of the U.S. equity market turned in a particularly impressive performance, with the Russell 1000 Growth index returning 37.89%. Smaller stocks and "value" stocks did not perform as well; for example, the Russell 2000 Value index only returned 4.93% for this period. In the bond markets, the high-yield sector performed best, indicated by Salomon Brothers High Yield Index return of 5.45%. Lehman Brothers Aggregate bond index returned a modest 1.60%.

Several factors influenced equity and fixed income markets:
 . Following August 1998, one of the highest volatility months in recent history, the U.S. Federal Reserve lowered short-term interest rates in three steps to 4.75%, injecting liquidity into world markets. This positively impacted bond and, especially, stock market returns in the fourth quarter.
 . U.S. Gross Domestic Product staged a positive surprise for the fourth quarter of 1998, registering 5.6% growth on an annual basis.
 . While reported inflation remained modest during this period (less than 2.5% annualized), the strong growth toward the end of 1998 raised expectations of inflation and a Fed tightening, contributing to a significant downturn in the bond and equity markets in February.

International markets continued to be volatile during this six-month period. Significant emerging market problems occurred in Brazil and continued in Russia and certain Asian markets. Developed markets, on the other hand, were helped by strong showings in Europe during the runup to the launch of the Euro currency in January. Morgan Stanley's EAFE equity index reflected this strength with a 13.84% return. Global fixed income markets were not as strong, as shown by Salomon Brothers. Non-U.S. Government bond index return of 6.48% in dollar terms.

FUND RETURNS

Lifestyle and Balanced Funds
The three Lifestyle Funds - Conservative, Moderate and Growth - returned 13.01%, 15.45% and 16.88%, respectively. This reflected the progressively increasing allocation to U.S. equities as one moves from Conservative to Growth. The Balanced Fund returned 20.85%, outperforming its blended benchmark's return of 17.99%.

Equity Funds
For U.S. equities in general, "growth" outperformed "value" and "large capitalization" outperformed "small capitalization" during this six-month period. U.S. stocks on average also outperformed foreign stocks, although interestingly, the International Value Fund outperformed its Growth counterpart (19.81% to 2.79%). Domestically, the Large Cap Value fund trailed its Growth counterpart, 22.45% to 26.82%, while both trailed the S&P 500 return of 30.27%. The mid cap sector provided the only exception to the Growth vs. Value trend, with the Value fund narrowly outperforming its Growth counterpart, 27.52% to 26.01%. In the small cap sector, Growth strongly outperformed Value, 30.84% to 3.95%. In a specialized category restricted from investing in tobacco, defense-oriented companies and significant polluters, the Socially Responsible Fund turned in a strong performance of 29.38%, only marginally below the S&P 500's return of 30.27%.

Bond Funds
In the fixed income markets, high-yield offered the best returns. The High Yield Bond Fund's 7.68% return positively outperformed its Salomon Brothers benchmark by 2.23. The broader bond market trailed high yield. The Strategic Bond Fund, with a broad mandate across many types of fixed income securities, returned 5.96% while the Core Bond Fund returned 2.84%. The Core Bond Fund's modest return exceeded the Lehman Brothers Aggregate benchmark by 1.24 and reflected a focus on higher quality regions of the bond market, which did not perform as well during this period.

FUTURE OUTLOOK
The U.S. stock market has rebounded strongly from the market turmoil caused first by the Asian financial crises in 1997 and early 1998 and, later, by the global financial crisis sparked by Russia's default in August 1998. Unexpectedly strong domestic demand in the U.S. continues to support relatively high U.S. stock market valuations. The launch of the Euro currency initially sparked rising valuations in European stocks, but this has trailed off somewhat in 1999 due to a gradual decline in the value of the Euro and deteriorating economic outlooks in some European countries.

Stock markets may prove to be volatile as 1999 unfolds. The approach of the millennium will cause some concerns regarding the ability of computer and other electronic systems to perform their functions in January 2000. Additionally, war in the Balkans, rising oil prices and continued tight labor conditions in the U.S. add to uncertainties. On the positive side, a stable interest rate environment and ongoing investment in technology should enable many large global companies to increase earnings in 1999. Additionally, Asia and especially Japan may turn the corner this year after a prolonged period of sub-par economic performance.

In fixed income markets, actions of the Federal Reserve, the European Central Bank, and other monetary authorities will be paramount. As oil and other commodity prices recover and Asia re-enters a growth phase, inflationary pressures may rise. This could hurt major market bond returns. Alternatively, if growth in the industrial nations is sub-par and inflation stays tame, central banks may prove accommodative with monetary policy, which could spark a major bond market rally.

We strive to provide a variety of quality investment options to meet your investment needs. Thank you for your continued confidence in our ability to invest your funds wisely.

               Sincerely,

                      /s/ Thomas L. West, Jr.
               Thomas L. West, Jr., Chairman
               American General Series Portfolio Company 3

                              [Graph Appears Here]
(1)Represents fund performance before subtracting expenses. See page two for applicable fund expenses and fund level returns after expenses.

--------------------------------------------------------------------------------

 2                    AGSPC3 CHAIRMAN'S LETTER CONTINUED

FUND RETURNS AND TRACKING DIFFERENCES
For six months ended February 28, 1999

                                                 (3)        (4)
                                                Fund       Total
                                             Performance   Index
                                               Before      Return
                             (1)      (2)    Subtracting Including   Tracking
AGSPC 3 Fund/Relevant       Fund      Fund    Expenses   Reinvested Differences
Market Index              Return(a) Expenses  (1) + (2)  Dividends   (3) - (4)
-------------------------------------------------------------------------------
International Growth
Fund / Salomon Brothers
Primary Market Index....     2.20%    0.59%      2.79%     23.05%     (20.26)
Large Cap Growth
Fund / Russell 1000
Growth Index............    26.28     0.44      26.82      37.89      (11.07)
Mid Cap Growth
Fund / Russell MidCap
Growth Index............    25.60     0.41      26.01      33.27       (7.26)
Small Cap Growth
Fund / Russell 2000
Growth Index............    30.25     0.59      30.84      29.28        1.56
International Value
Fund / Salomon Brothers
Primary Market Index....    19.27     0.54      19.81      23.05       (3.24)
Large Cap Value
Fund / Russell 1000
Value Index.............    22.03     0.42      22.45      22.53       (0.08)
Mid Cap Value
Fund / Russell MidCap
Value Index.............    26.98     0.54      27.52      14.81       12.71
Small Cap Value
Fund / Russell 2000
Value Index.............     3.44     0.51       3.95       4.93       (0.98)
Socially Responsible
Fund / S&P 500 Index....    29.09     0.29      29.38      30.27       (0.89)
Balanced Fund / Balanced
Blend(b)................    20.42     0.43      20.85      17.99        2.86
High Yield Bond
Fund / Salomon Brothers
High Yield Market.......     7.16     0.52       7.68       5.45        2.23
Strategic Bond
Fund / Lehman Brothers
Aggregate...............     5.49     0.47       5.96       1.60        4.36
Domestic Bond
Fund / Lehman Brothers
Aggregate...............     2.70     0.41       3.11       1.60        1.51
Core Bond Fund / Lehman
Brothers Aggregate......     2.42     0.42       2.84       1.60        1.24
Money Market Fund / 30
Day Certificate of
Deposit Primary Offering
Rate by New York City
Banks (NYC 30 Day CD
Rate)...................     2.34     0.29       2.63       2.19        0.44
Growth Lifestyle Fund...    16.83     0.05      16.88        N/A         N/A
Moderate Growth
Lifestyle Fund..........    15.40     0.05      15.45        N/A         N/A
Conservative Growth
Lifestyle Fund..........    12.96     0.05      13.01        N/A         N/A

(a) Fund Level Returns are net of investment management fees and other fund expenses, but do not reflect charges specified in annuity contracts for mortality and expense guarantees, administrative fees, or surrender charges.
(b) Balanced Blend consists of 40% Lehman Brothers Government and Corporate and 60% S&P 500 Index.

SUMMARY OF NET ASSET VALUES PER SHARE
AND PER SHARE DISTRIBUTIONS

                                                                  Distributions
                                                                    from Net
                                                                   Investment
                                                                   Income and
                                                                  Net Realized
                                                                    Gains on
                                             Net Asset Values      Securities
                                          ----------------------- -------------
                                           Unaudited    Audited
                                          February 28, August 31,  8/31/98 to
Fund                                          1999        1998       2/28/99
-------------------------------------------------------------------------------
International Growth Fund................    $10.22      $10.00       $   -
Large Cap Growth Fund....................     12.63       10.00        0.01
Mid Cap Growth Fund......................     12.56       10.00           -
Small Cap Growth Fund....................     12.98       10.00        0.05
International Value Fund.................     11.91       10.00        0.02
Large Cap Value Fund.....................     12.14       10.00        0.06
Mid Cap Value Fund.......................     12.37       10.00        0.35
Small Cap Value Fund.....................     10.17       10.00        0.19
Socially Responsible Fund................     12.26       10.00        0.64
Balanced Fund............................     11.86       10.00        0.18
High Yield Bond Fund.....................     10.32       10.00        0.39
Strategic Bond Fund......................     10.25       10.00        0.30
Domestic Bond Fund.......................      9.90       10.00        0.38
Core Bond Fund...........................      9.99       10.00        0.25
Money Market Fund........................      1.00        1.00           -
Growth Lifestyle Fund....................     11.66       10.00        0.02
Moderate Growth Lifestyle Fund...........     11.50       10.00        0.04
Conservative Growth Lifestyle Fund.......     11.24       10.00        0.06

The change in net asset value of the funds will not be the same as the change in the accumulation unit value of your annuity contract because (1) the change in net asset value does not reflect the reinvestment of income and capital gain distributions and (2) the mortality and expense charges described in your annuity contract are not included.

-------------------------------------------------------------------------------

                       AGSPC3 CHAIRMAN'S LETTER CONTINUED        3

FUNDS AVAILABLE UNDER VALIC SEPARATE ACCOUNT A VARIABLE ANNUITY CONTRACTS


                                                                  Portfolio
                                                                  Director
Fund                                                                Plus
---------------------------------------------------------------------------
American General International Growth Fund.......................... Yes
American General Large Cap Growth Fund.............................. Yes
American General Mid Cap Growth Fund................................ Yes
American General Small Cap Growth Fund.............................. Yes
American General International Value Fund........................... Yes
American General Large Cap Value Fund............................... Yes
American General Mid Cap Value Fund................................. Yes
American General Small Cap Value Fund............................... Yes
American General Socially Responsible Fund.......................... Yes
American General Balanced Fund...................................... Yes
American General High Yield Bond Fund............................... Yes
American General Strategic Bond Fund................................ Yes
American General Domestic Bond Fund................................. Yes
American General Core Bond Fund..................................... Yes
American General Money Market Fund.................................. Yes
American General Growth Lifestyle Fund.............................. Yes
American General Moderate Growth Lifestyle Fund..................... Yes
American General Conservative Growth Lifestyle Fund................. Yes

--------------------------------------------------------------------------------

 4                                   February 28, 1999 (Unaudited)
              INTERNATIONAL GROWTH FUND - STATEMENT OF NET ASSETS

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE
--------------------------------------------------------------------------------
           COMMON STOCK - 91.09%

           AEROSPACE/DEFENSE - 2.19%
    3,900  Celesius AB, Class B....................................  $   60,967
    1,858  Thomson CSF.............................................      55,153
                                                                     ----------
                                                                        116,120
                                                                     ----------
           AIRLINES - 1.06%
    7,600  British Airways Plc.....................................      55,856
                                                                     ----------
           APPAREL & PRODUCTS - 2.86%
      721  Christian Dior..........................................      82,992
      600  Groupe Andre, S.A. .....................................      68,603
                                                                     ----------
                                                                        151,595
                                                                     ----------
           BANKS - OTHER - 2.14%
    2,100  Bank Austria AG.........................................     113,128
                                                                     ----------
           BANKS - REGIONAL - 3.83%
    2,900  Banco Pastor, S.A. .....................................     157,660
   16,500  DAO Heng Bank Group, Ltd. ..............................      44,937
                                                                     ----------
                                                                        202,597
                                                                     ----------
           CHEMICAL - MISCELLANEOUS - 5.42%
    3,700  Akzo Nobel..............................................     140,542
    3,100  Hoechst AG..............................................     146,380
                                                                     ----------
                                                                        286,922
                                                                     ----------
           CONGLOMERATES - 6.65%
   30,400  Fomento Economico Mexicano UBD..........................      80,951
    2,700  Huhtamaki I.............................................      90,209
    2,823  Lagardere S.C.A. .......................................     108,626
   40,000  LI & Fung...............................................      72,281
                                                                     ----------
                                                                        352,067
                                                                     ----------
           DRUGS - 6.07%
    4,516  Astra AB-A..............................................      89,625
       67  Novartis AG.............................................     117,563
        9  Roche Holdings AG.......................................     113,999
                                                                     ----------
                                                                        321,187
                                                                     ----------
           ELECTRICAL EQUIPMENT - 7.96%
       55  Daetwyler Holding AG....................................      89,218
    1,300  Koninklijke Philips Electronic..........................      90,755
   11,700  Powergen 1998 Plc.......................................     143,659
    1,000  Rohm Company, Ltd. .....................................      97,800
                                                                     ----------
                                                                        421,432
                                                                     ----------

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE
--------------------------------------------------------------------------------
           FINANCIAL SERVICES - 6.18%
   15,800  Amvescap Plc............................................  $  153,859
    1,200  Jyske Bank..............................................     101,735
    1,000  Unidanmark A/S, Class A.................................      71,274
                                                                     ----------
                                                                        326,868
                                                                     ----------
           FOODS - 8.15%
      720  Barry Callebaut AG......................................     144,129
    1,954  Casino Guichard Perrach.................................     113,534
    3,000  Companhia de Brasileira - ADR...........................      33,563
   23,400  Somerfield Plc..........................................     140,471
                                                                     ----------
                                                                        431,697
                                                                     ----------
           HOSPITAL SUPPLIES - 1.87%
    6,300  Brocacef Holding, NV. ..................................      99,045
                                                                     ----------
           INFORMATION PROCESSING -
           BUSINESS SOFTWARE -
           1.45%
    8,000  Forsoft, Ltd. ..........................................      76,500
                                                                     ----------
           INFORMATION PROCESSING -
           COMPUTER SERVICES - 1.59%
    8,100  Merkantildata ASA ......................................      83,943
                                                                     ----------
           INSURANCE - MISCELLANEOUS - 4.80%
    8,700  ESG RE Ltd. ............................................     147,356
      550  Topdanmark AS...........................................     107,355
                                                                     ----------
                                                                        254,711
                                                                     ----------
           INSURANCE - MULTILINE - 2.03%
      821  AXA.....................................................     107,230
                                                                     ----------
           MACHINERY - CONSTRUCTION &
           CONTRACTS - 1.23%
   32,100  Industrias CH, S.A., Series B...........................      64,957
                                                                     ----------
           MERCHANDISE - DRUG - 1.25%
    1,281  Scor....................................................      65,980
                                                                     ----------
           MERCHANDISING - FOOD - 1.01%
   50,000  Dairy Farm International................................      53,500
                                                                     ----------
           PAPER/FOREST PRODUCTS - 2.03%
   15,500  Metsa Serla, Class B....................................     107,527
                                                                     ----------
           PHOTOGRAPHY - 2.78%
    4,000  Fuji Photo Film Co......................................     147,037
                                                                     ----------

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE
--------------------------------------------------------------------------------
            PUBLISHING - NEWS - 2.88%
   23,300   News Corp Ltd........................................... $  152,506
                                                                     ----------
            TELECOMMUNICATIONS - 11.88%
    4,500   ECI Telecommunications..................................    165,375
    3,900   Ericsson LMTEL Co. - ADR, Series B......................    101,400
    4,500   Hellenic Telecommun.....................................    118,637
    5,000   Tadiran Telecommunisations..............................    100,937
   12,100*  Telekomunikacja Polska - ADR............................     65,811
    7,700*  Telenorte Leste Partic - ADR............................     77,000
                                                                     ----------
                                                                        629,160
                                                                     ----------
            UTILITIES - COMMUNICATION - 3.78%
   19,000   Telecom Italia Spa......................................    200,322
                                                                     ----------
            TOTAL COMMON STOCK
            (Cost $4,719,354).......................................  4,821,887
                                                                     ----------
  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE
--------------------------------------------------------------------------------
            CORPORATE BONDS - 9.07%
            CHEMICAL - MAJOR - 4.53%
 $240,000   Eastman Chemical Co.,
            5.00% due 03/01/99......................................    240,000
                                                                     ----------
            OIL/GAS PRODUCERS - 4.54%
  240,000   Sonat, Inc.,
            4.98% due 03/01/99......................................    240,000
                                                                     ----------
            TOTAL CORPORATE BONDS
            (Cost $480,000).........................................    480,000
                                                                     ----------
            TOTAL INVESTMENTS
            (Cost $5,199,354) - 100.16%.............................  5,301,887

            Other assets less liabilities,
            net - (0.16%)...........................................     (8,644)
                                                                     ----------
            NET ASSETS (equivalent to $10.22 per share on
            517,869 shares outstanding) - 100.00%................... $5,293,243
                                                                     ----------

   *Non-income producing

 SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

          INTERNATIONAL GROWTH FUND - FINANCIAL STATEMENTS (Unaudited)        5

NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $.01 par value per share,
unlimited shares authorized, 517,869 shares outstanding............. $    5,179
Additional paid in capital..........................................  5,184,038
Accumulated net realized loss on securities ........................    (12,503)
Undistributed net investment income.................................     13,996
Unrealized appreciation of securities...............................    102,533
                                                                     ----------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING......................... $5,293,243
                                                                     ----------

STATEMENT OF OPERATIONS
For the six months ended February 28, 1999


INVESTMENT INCOME:
Dividends (net of foreign withholding taxes of $2,655)...............  $ 21,925
Interest.............................................................    20,208
                                                                       --------
 Total investment income.............................................    42,133
                                                                       --------
EXPENSES:
Advisory fees........................................................    22,672
Custodian fees.......................................................     9,354
Administrative service fee...........................................     6,299
Audit fees and tax services..........................................     6,012
Trustees' fees and expenses..........................................     1,637
Pricing services.....................................................       509
Accounting services..................................................       756
Report to shareholders...............................................       500
Miscellaneous........................................................       235
                                                                       --------
 Total expenses......................................................    47,974
 Expense reimbursement (see Note 3)..................................   (19,837)
                                                                       --------
 Net expenses........................................................    28,137
                                                                       --------
NET INVESTMENT INCOME................................................    13,996
                                                                       --------
REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES:
Net realized gain (loss) on:
 Investments................................................ $ 31,329
 Foreign currency transactions..............................  (43,832)  (12,503)
                                                             --------
Net unrealized appreciation of securities during the period..........   102,533
                                                                       --------
  Net realized and unrealized gain on securities during the period...    90,030
                                                                       --------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.....................  $104,026
                                                                       --------

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

 6   INTERNATIONAL GROWTH FUND - FINANCIAL STATEMENTS (Unaudited) CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                For the        For the period
                                           six months ended   August 26, 1998
                                           February 28, 1999 to August 31, 1998
                                           ------------------------------------
OPERATIONS:
Net investment income....................     $   13,996           $    -
Net realized loss on securities..........        (12,503)               -
Net unrealized appreciation of securities
during the period........................        102,533                -
                                           ------------------------------------
 Increase in net assets resulting from
 operations..............................        104,026                -
                                           ------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income....................              -                -
Net realized gain on securities..........              -                -
                                           ------------------------------------
 Decrease in net assets resulting from
 distributions
 to shareholders.........................              -                -
                                           ------------------------------------
SHARE TRANSACTIONS:
Proceeds from shares sold................      5,184,456            4,867
Proceeds from shares issued for
distributions reinvested.................              -                -
                                           ------------------------------------
                                               5,184,456            4,867
Cost of shares repurchased...............           (106)               -
                                           ------------------------------------
 Increase in net assets resulting from
 share transactions......................      5,184,350            4,867
                                           ------------------------------------
TOTAL INCREASE IN NET ASSETS.............      5,288,376            4,867

NET ASSETS:
Beginning of period......................          4,867                -
                                           ------------------------------------
End of period (including undistributed
net investment income of $13,996 and $0).     $5,293,243           $4,867
                                           ------------------------------------
CHANGE IN SHARES OUTSTANDING:
Shares sold..............................        517,392              487
Shares issued for distributions
reinvested...............................              -                -
Shares repurchased.......................            (10)               -
                                           ------------------------------------
 Increase in shares outstanding..........        517,382              487
Shares outstanding:
 Beginning of period.....................            487                -
                                           ------------------------------------
 End of period...........................        517,869              487
                                           ------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

 February 28, 1999 (Unaudited)                                               7
                LARGE CAP GROWTH FUND - STATEMENT OF NET ASSETS

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE
--------------------------------------------------------------------------------
             COMMON STOCK - 95.31%

             AEROSPACE/DEFENSE - 0.75%
      300    General Dynamics Corp. ..............................   $    18,131
      200    Raytheon Co., Class B................................        10,688
      400    United Technologies Corp. ...........................        49,550
                                                                     -----------
                                                                          78,369
                                                                     -----------
             AIRLINES - 0.23%
      400    Delta Air Lines, Inc. ...............................        24,325
                                                                     -----------
             APPAREL & PRODUCTS - 0.58%
    1,600 *  Ann Taylor Stores Corp. .............................        60,500
                                                                     -----------
             APPLIANCES/FURNISHINGS - 0.05%
      100    Maytag Corp. ........................................         5,606
                                                                     -----------
             AUTO - CARS - 1.87%
      200    Ford Motor Co. ......................................        11,863
    3,100 *  General Motors Corp., Class H........................       146,281
    1,000    Hertz Corp., Class A.................................        39,812
                                                                     -----------
                                                                         197,956
                                                                     -----------
             BANKS - OTHER - 0.72%
      750    Providian Financial Corp. ...........................        76,594
                                                                     -----------
             BANKS - REGIONAL - 1.52%
      900    Chase Manhattan Corp. ...............................        71,662
      500    Firstar Corp. .......................................        41,875
      700    SunTrust Banks, Inc. ................................        47,556
                                                                     -----------
                                                                         161,093
                                                                     -----------
             BEVERAGE - BREWERS/DISTRIBUTORS - 0.20%
      100    Anheuser-Busch Companies, Inc. ......................         7,669
      200    Brown-Forman Corp., Class B..........................        13,187
                                                                     -----------
                                                                          20,856
                                                                     -----------
             BEVERAGE - SOFT DRINKS - 2.30%
    2,400    Coca-Cola Co. .......................................       153,450
    2,400    PepsiCo, Inc. .......................................        90,300
                                                                     -----------
                                                                         243,750
                                                                     -----------
             BROADCASTING - 1.02%
      300 *  Cablevision Systems Corp., Class A...................        19,500
      300 *  Clear Channel Communications.........................        18,000
      800 *  Viacom, Inc., Class B................................        70,700
                                                                     -----------
                                                                         108,200
                                                                     -----------

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE
--------------------------------------------------------------------------------
            BUILDING MATERIALS - 0.80%
    1,400   Lowe's Companies, Inc. ...............................   $    83,037
                                                                     -----------
            CHEMICAL - MAJOR - 1.37%
      700   Dow Chemical Co. .....................................        68,863
      800   Monsanto Co. .........................................        36,450
    2,100   Solutia, Inc. ........................................        37,406
                                                                     -----------
                                                                         142,719
                                                                     -----------
            CONGLOMERATES - 2.46%
    2,000   Loews Corp. ..........................................       156,375
    1,400   Tyco International, Ltd. .............................       104,213
                                                                     -----------
                                                                         260,588
                                                                     -----------
            CONSUMER FINANCE - 0.49%
      400   Capital One Financial Corp. ..........................        51,050
                                                                     -----------
            CONTAINERS - METAL/GLASS - 0.15%
      300   Corning, Inc. ........................................        16,050
                                                                     -----------
            COSMETICS/TOILETRIES - 0.08%
      100   Estee Lauder Companies................................         8,681
                                                                     -----------
            DRUGS - 13.05%
      300   Allergan, Inc. .......................................        24,450
    1,500   American Home Products Corp. .........................        89,250
    2,100*  Amgen, Inc. ..........................................       262,237
      400   Bergen Brunswig Corp., Class A........................         9,775
      300*  Biogen, Inc. .........................................        28,838
    1,200   Bristol Myers Squibb Co...............................       151,125
    1,200   Eli Lilly and Co. ....................................       113,625
    3,200   Merck & Co., Inc. ....................................       261,600
    1,800   Pfizer, Inc. .........................................       237,488
    2,000   Schering-Plough Corp. ................................       111,875
    1,300   Warner-Lambert Co. ...................................        89,781
                                                                     -----------
                                                                       1,380,044
                                                                     -----------
            ELECTRICAL EQUIPMENT - 5.16%
      100*  American Power Conversion.............................         3,587
      700   Emerson Electric Co. .................................        40,206
    5,000   General Electric Co. .................................       501,563
                                                                     -----------
                                                                         545,356
                                                                     -----------

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE
--------------------------------------------------------------------------------
             ENTERTAINMENT - 0.33%
      100    Hasbro, Inc. ........................................   $     3,700
      900    Walt Disney Co. .....................................        31,669
                                                                     -----------
                                                                          35,369
                                                                     -----------
             FOODS - 1.70%
      900    BestFoods............................................        42,244
    2,300    IBP, Inc. ...........................................        51,750
    1,000    Nabisco Holdings Corp. Class A.......................        44,375
      900*   U.S. Foodservice.....................................        41,794
                                                                     -----------
                                                                         180,163
                                                                     -----------
             GOLD MINING - 0.12%
      700    Barrick Gold Corp. ..................................        12,381
                                                                     -----------
             GOVERNMENT SPONSORED - 0.17%
      300    Federal Home Loan Mortgage Corp. ....................        17,662

                                                                     -----------
             HEALTHCARE - 1.30%
      550    Cardinal Health, Inc. ...............................        39,703
      300    Mckesson HBOC Inc. ..................................        20,400
      300*   PacifiCare Health System, Inc., Class B..............        21,675
      200    United HealthCare Corp. .............................         9,863
      600*   Wellpoint Health Networks, Inc. .....................        47,325
                                                                     -----------
                                                                         138,966
                                                                     -----------
             HOSPITAL SUPPLIES - 4.66%
    3,300    Abbott Laboratories..................................       153,244
      100    Becton, Dickinson and Co. ...........................         3,350
    2,700    Johnson & Johnson....................................       230,512
    1,500    Medtronic, Inc. .....................................       105,938
                                                                     -----------
                                                                         493,044
                                                                     -----------
             HOUSEHOLD PRODUCTS - 3.72%
      800    Clorox Co. ..........................................        94,650
      300    Colgate-Palmolive Co. ...............................        25,463
    2,400    Procter & Gamble Co. ................................       214,800
      800    Unilever N V - ADR...................................        57,950
                                                                     -----------
                                                                         392,863
                                                                     -----------
             INFORMATION PROCESSING -
             BUSINESS SOFTWARE - 4.10%
      300 *  BMC Software, Inc. ..................................        12,262
    2,100 *  Microsoft Corp. .....................................       315,263
    1,900 *  Oracle Corp. ........................................       106,163
                                                                     -----------
                                                                         433,688
                                                                     -----------

--------------------------------------------------------------------------------

 8                                   February 28, 1999 (Unaudited)
           LARGE CAP GROWTH FUND - STATEMENT OF NET ASSETS CONTINUED

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE
--------------------------------------------------------------------------------
             INFORMATION PROCESSING -
             COMPUTER HARDWARE SYSTEMS - 3.72%
      700    Compaq Computer Corp. ...............................   $    24,675
    1,600 *  Dell Computer Corp. .................................       128,200
      200    Hewlett Packard Co. .................................        13,287
      100    Honeywell, Inc. .....................................         6,994
      400    International Business Machine.......................        68,000
    1,000 *  Lexmark International Group, Inc. ...................       103,187
      500 *  Sun Microsystems, Inc. ..............................        48,656
                                                                     -----------
                                                                         392,999
                                                                     -----------
             INFORMATION PROCESSING -
             COMPUTER SERVICES - 4.45%
      200 *  Amazon.com, Inc. ....................................        25,625
    3,600 *  America Online, Inc. ................................       320,175
      400    Automatic Data Processing, Inc. .....................        15,900
      700    Electronic Data Systems Corp. .......................        32,550
      500 *  Rationale Software Corp. ............................        14,844
      400 *  Yahoo!, Inc. ........................................        61,400
                                                                     -----------
                                                                         470,494
                                                                     -----------
             INFORMATION PROCESSING -
             DATA SERVICES - 4.90%
      400    At Home Corp. .......................................        42,450
      600 *  Computer Sciences Corp. .............................        39,975
      400 *  Compuware Corp. .....................................        22,375
    1,400 *  E M C Corp. .........................................       143,325
    2,400 *  Novell, Inc. ........................................        46,500
    2,600 *  Seagate Technology...................................        75,237
      400 *  Solectron Corp. .....................................        17,875
    1,400 *  Unisys Corp. ........................................        41,738
    1,600    Xerox Corp. .........................................        88,300
                                                                     -----------
                                                                         517,775
                                                                     -----------
             INFORMATION PROCESSING -
             NETWORKING - 4.01%
    3,550 *  Cisco Systems, Inc. .................................       347,234
    2,200 *  General Instrument Corp. ............................        64,350
      400 *  3Com Corp. ..........................................        12,575
                                                                     -----------
                                                                         424,159
                                                                     -----------
             INSURANCE - LIFE - 0.86%
    1,100    Hartford Life, Inc. Class A..........................        63,800
      600    Nationwide Financial Services, Inc.
             Class A..............................................        27,263
                                                                     -----------
                                                                          91,063
                                                                     -----------

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE
--------------------------------------------------------------------------------
            INSURANCE - MULTILINE - 0.97%
      600   Allstate Corp. .......................................   $    22,500
      400   American International Group, Inc. ...................        45,575
      500   Marsh & McLennan Companies, Inc. .....................        35,406
                                                                     -----------
                                                                         103,481
                                                                     -----------
            LEISURE TIME - 0.34%
      900 * Sabre Group Holdings, Inc. ...........................        35,325
                                                                     -----------
            MACHINERY - INDUSTRIAL/SPECIALTY - 0.49%
      300   Ingersoll-Rand Co. ...................................        14,250
      600   Johnson Controls, Inc. ...............................        36,900
                                                                     -----------
                                                                          51,150
                                                                     -----------
            MEDICAL TECHNOLOGY - 0.44%
      800   Guidant Corp. ........................................        45,600
                                                                     -----------
            MERCHANDISE - DRUG - 0.98%
      800   CVS Corp. ............................................        42,400
    1,500   Rite Aid Corp. .......................................        62,063
                                                                     -----------
                                                                         104,463
                                                                     -----------
            MERCHANDISE - SPECIALTY - 2.64%
      100   American Greetings Corp. Class A......................         2,369
      700*  Best Buy Co., Inc. ...................................        64,925
      200   Fortune Brands, Inc. .................................         6,025
    2,600   Home Depot, Inc. .....................................       155,187
      400*  Staples, Inc. ........................................        11,762
      200   Tandy Corp. ..........................................        11,125
    1,000   TJX Companies, Inc. ..................................        28,563
                                                                     -----------
                                                                         279,956
                                                                     -----------
            MERCHANDISING - DEPARTMENT - 0.60%
    1,000   Dayton Hudson Corp. ..................................        62,562
                                                                     -----------
            MERCHANDISING - FOOD - 1.40%
      800   Albertsons, Inc. .....................................        45,600
      600*  Kroger Co. ...........................................        38,813
    1,100*  Safeway, Inc. ........................................        63,525
                                                                     -----------
                                                                         147,938
                                                                     -----------
            MERCHANDISING - MASS - 2.40%
      500*  Dollar Tree Stores, Inc. .............................        20,000
    2,700   Wal-Mart Stores, Inc. ................................       233,213
                                                                     -----------
                                                                         253,213
                                                                     -----------

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE
--------------------------------------------------------------------------------
            METALS - STEEL - 0.22%
    1,700*  Bethlehem Steel Corp. ................................   $    14,981
      200   Nucor Corp. ..........................................         8,913
                                                                     -----------
                                                                          23,894
                                                                     -----------
            OIL - INTEGRATED INTERNATIONAL - 0.50%
      800   Exxon Corp. ..........................................        53,250
                                                                     -----------
            OIL - SERVICES - 0.08%
      300   Halliburton Co. ......................................         8,475
                                                                     -----------
            PHOTOGRAPHY - 2.56%
    4,100   Eastman Kodak Co. ....................................       271,369
                                                                     -----------
            PUBLISHING/PRINTING - 0.20%
      200   McGraw-Hill, Inc. ....................................        21,887
                                                                     -----------
            RESTAURANTS - 1.09%
    1,000   McDonald's Corp. .....................................        85,000
      500*  Tricon Global Restaurants, Inc. ......................        31,000
                                                                     -----------
                                                                         116,000
                                                                     -----------
            SECURITIES RELATED - 1.25%
      300   Charles Schwab Corp. .................................        22,369
      200   Donaldson, Lufkin & Jenrette..........................        10,800
      200   Lehman Brothers Holdings, Inc. .......................        10,600
      100   Merrill Lynch & Co., Inc. ............................         7,675
      900   Morgan Stanley Dean Witter Discover...................        81,450
                                                                     -----------
                                                                         132,894
                                                                     -----------
            SEMICONDUCTOR EQUIPMENT - 0.42%
      800*  Applied Materials, Inc. ..............................        44,500
                                                                     -----------
            SEMICONDUCTORS - 3.60%
    3,100   Intel Corp. ..........................................       371,806
      100   Texas Instruments, Inc. ..............................         8,919
                                                                     -----------
                                                                         380,725
                                                                     -----------
            TELECOMMUNICATIONS - 5.00%
    1,000*  Airtouch Communications, Inc. ........................        91,063
      400   BCE, Inc. ............................................        16,175
    2,900   Lucent Technologies, Inc. ............................       294,531
      700*  MCI Worldcom, Inc. ...................................        57,750
    1,000*  NEXTLINK Communications, Inc..........................        45,750
      300*  Tellabs, Inc. ........................................        24,019
                                                                     -----------
                                                                         529,288
                                                                     -----------

--------------------------------------------------------------------------------

 February 28, 1999 (Unaudited)                                              9
           LARGE CAP GROWTH FUND - STATEMENT OF NET ASSETS CONTINUED

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE
--------------------------------------------------------------------------------
            TOBACCO - 2.03%
    5,500   Philip Morris Companies, Inc. ........................   $   215,187
                                                                     -----------
            UTILITIES - COMMUNICATION - 1.23%
      800   AT&T - Liberty Media Group............................        65,700
      200   BellSouth Corp. ......................................         9,250
      200   SBC Communications, Inc. .............................        10,575
      500   Sprint Corp. FON Group................................        42,906
       50 * Sprint Corp. PCS Group................................         1,600
                                                                     -----------
                                                                         130,031
                                                                     -----------
             UTILITIES - ELECTRIC - 0.03%
      100    Entergy Corp. .......................................         2,825
                                                                     -----------
             TOTAL COMMON STOCK
             (Cost $8,776,179)....................................    10,079,413
                                                                     -----------
    PAR
   VALUE
 ---------
--------------------------------------------------------------------------------
             CORPORATE SHORT TERM
             COMMERCIAL PAPER - 11.66%
             CHEMICAL - MAJOR - 2.83%
 $299,000    Eastman Chemical Co.,
             5.00% due 03/01/99...................................       299,000
                                                                     -----------
             SEMICONDUCTORS - 4.44%
  470,000    Avnet, Inc.,
             4.85% due 03/01/99...................................       470,000
                                                                     -----------
             UTILITIES - ELECTRIC - 4.39%
  464,000    Penn Power & Light Energy Trust.,
             4.98% due 03/01/99...................................       464,000
                                                                     -----------
             TOTAL CORPORATE SHORT TERM
             (Cost $1,233,000)....................................     1,233,000
                                                                     -----------
             UNITED STATES GOVERNMENT
             SHORT TERM - 8.33%
             GOVERNMENT SPONSORED - 7.39%
  782,000    Federal Home Loan Mortgage Corp.,
             4.75% due 03/02/99...................................       781,897
                                                                     -----------

   PAR                                                            MARKET
  VALUE                                                            VALUE
--------------------------------------------------------------------------------
          U.S. TREASURY BILLS - 0.94%
 $100,000 United States Treasury Bills,
          4.45% due 04/22/99......................................  $    99,356
                                                                    -----------
          TOTAL UNITED STATES GOVERNMENT- SHORT TERM
          (Cost $881,253).........................................      881,253
                                                                    -----------
          TOTAL INVESTMENTS - 115.30%
          (Cost $10,890,432)......................................   12,193,666

          Other assets less liabilities,
          net - (15.30%)..........................................   (1,619,156)
                                                                    -----------
          NET ASSETS (equivalent to $12.63 per share on
          836,982 shares outstanding) - 100.00%...................  $10,574,510
                                                                    -----------
          *Non-income producing

                                                                    UNREALIZED
 CONTRACTS                                                         DEPRECIATION
-------------------------------------------------------------------------------
 FUTURES CONTRACTS PURCHASED(1)
  1(2)   (Delivery month/Value at 02/28/99)
         S&P 500 Index Future (March/$1,318.90)...............     $    (1,886)
                                                                   -----------

(1) U.S. Treasury Bills with a market value of approximately $100,000 were maintained in a segregated account with a portion placed as collateral for futures contracts.
(2)  Per 500.

-------------------------------------------------------------------------------

NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $.01 par value per share,
unlimited authorized shares, 836,982 shares outstanding.......  $     8,370
Additional paid in capital....................................    9,276,967
Accumulated net realized loss on securities...................      (13,515)
Undistributed net investment income...........................        1,340
Unrealized appreciation (depreciation) of:
 Investments....................................... $1,303,234
 Futures contracts.................................     (1,886)   1,301,348
                                                    ----------  -----------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING...................  $10,574,510
                                                                -----------

 SEE NOTES TO FINANCIAL STATEMENTS.
-------------------------------------------------------------------------------

 10         LARGE CAP GROWTH FUND - FINANCIAL STATEMENTS (Unaudited)

STATEMENT OF OPERATIONS
For the six months ended February 28, 1999

INVESTMENT INCOME:
Dividends.........................................................  $   22,382
Interest..........................................................       8,883
                                                                    ----------
 Total investment income..........................................      31,265
                                                                    ----------
EXPENSES:
Advisory fees.....................................................      16,408
Custodian fees....................................................      10,326
Administrative service fee........................................       7,459
Audit fees and tax services.......................................       7,129
Trustees' fees and expenses.......................................       1,798
Report to shareholders............................................       1,106
Accounting services...............................................         895
Pricing services..................................................         590
Miscellaneous.....................................................         278
                                                                    ----------
 Total expenses...................................................      45,989
 Expense reimbursement (see Note 3)...............................     (19,736)
                                                                    ----------
 Net expenses.....................................................      26,253
                                                                    ----------
NET INVESTMENT INCOME.............................................       5,012
                                                                    ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES:
Net realized loss on securities...................................     (13,515)
Net unrealized appreciation (depreciation) during the period:
 Investments........................................... $1,303,234
 Futures contracts.....................................     (1,886)  1,301,348
                                                        ----------  ----------
  Net realized and unrealized gain on securities during the
  period..........................................................   1,287,833
                                                                    ----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..................  $1,292,845
                                                                    ----------

STATEMENT OF CHANGES IN NET ASSETS

                                              For the six      For the period
                                             months ended     August 26, 1998
                                           February 28, 1999 to August 31, 1998
                                           ------------------------------------
OPERATIONS:
Net investment income....................     $     5,012          $    -
Net realized loss on securities..........         (13,515)              -
Net unrealized appreciation of securities
during the period........................       1,301,348               -
                                           ------------------------------------
 Increase in net assets resulting from
 operations..............................       1,292,845               -
                                           ------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income....................          (3,672)              -
Net realized gain on securities..........               -               -
                                           ------------------------------------
 Decrease in net assets resulting from
 distributions
 to shareholders.........................          (3,672)              -
                                           ------------------------------------
SHARE TRANSACTIONS:
Proceeds from shares sold................       9,419,061           3,800
Proceeds from shares issued for
distributions reinvested.................           3,672               -
                                           ------------------------------------
                                                9,422,733           3,800
Cost of shares repurchased...............        (141,196)              -
                                           ------------------------------------
 Increase in net assets resulting from
 share transactions......................       9,281,537           3,800
                                           ------------------------------------
TOTAL INCREASE IN NET ASSETS.............      10,570,710           3,800
NET ASSETS:
Beginning of period......................           3,800               -
                                           ------------------------------------
End of period (including undistributed
net investment income of $1,340 and $0)..     $10,574,510          $3,800
                                           ------------------------------------
CHANGE IN SHARES OUTSTANDING:
Shares sold..............................         847,292             380
Shares issued for distributions
reinvested...............................             315               -
Shares repurchased.......................         (11,005)              -
                                           ------------------------------------
 Increase in shares outstanding..........         836,602             380
Shares outstanding:
 Beginning of period.....................             380               -
                                           ------------------------------------
 End of period...........................         836,982             380
                                           ------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

 February 28, 1999 (Unaudited)                                            11
                 MID CAP GROWTH FUND - STATEMENT OF NET ASSETS

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE
--------------------------------------------------------------------------------
            COMMON STOCK - 97.44%

            ADVERTISING - 1.54%
    1,500 * Catalina Marketing Corp. ..............................   $   96,562
                                                                      ----------
            APPAREL & PRODUCTS - 2.94%
    2,600   Cintas Corp. ..........................................      183,950
                                                                      ----------
            AUTO - ORIGINAL EQUIPMENT - 1.78%
    2,300   Danaher Corp. .........................................      110,975
                                                                      ----------
            AUTO - REPLACEMENT PARTS - 2.52%
    4,500 * AutoZone, Inc. ........................................      157,500
                                                                      ----------
            BUILDING MATERIALS - 2.31%
    3,800   Fastenal Co. ..........................................      144,400
                                                                      ----------
            DRUGS - 3.44%
    4,100 * ALZA Corp. ............................................      214,994
                                                                      ----------
            ELECTRONIC INSTRUMENTS - 2.88%
    1,900   Perkin-Elmer Corp. ....................................      180,025
                                                                      ----------
            FINANCIAL SERVICES - 2.56%
    5,200   Price (T Rowe) Associates..............................      160,225
                                                                      ----------
            GOVERNMENT SPONSORED - 2.88%
    4,200   SLM Holding Corp. .....................................      180,075
                                                                      ----------
            HEALTHCARE - 10.46%
    3,900   Cardinal Health, Inc. .................................      281,531
    3,700 * HCR Manor Care, Inc. ..................................       82,788
    8,800 * Health Management Assoc. ..............................      113,850
    4,100   Omnicare, Inc. ........................................       98,144
    1,800 * Quintiles Transnational Corp. .........................       77,625
                                                                      ----------
                                                                         653,938
                                                                      ----------
            HOSPITAL SUPPLIES - 1.78%
    4,200 * Boston Scientific Corp. ...............................      111,300
                                                                      ----------
            HOUSEHOLD PRODUCTS - 2.24%
    3,300   Newell Co. ............................................      140,250
                                                                      ----------
            HUMAN RESOURCES - 3.13%
    5,000 * Interim Services, Inc. ................................       95,000
    2,800 * Robert Half International, Inc.........................      100,800
                                                                      ----------
                                                                         195,800
                                                                      ----------

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE
--------------------------------------------------------------------------------
            INFORMATION PROCESSING - BUSINESS
            SOFTWARE - 8.53%
    4,000 * BMC Software, Inc. ....................................   $  163,500
    1,200 * Oracle Corp. ..........................................       67,050
   10,800 * Parametric Technology Corp. ...........................      166,050
   10,300 * Platinum Technology Intern, Inc. ......................      136,475
                                                                      ----------
                                                                         533,075
                                                                      ----------
            INFORMATION PROCESSING - COMPUTER
            SERVICES - 4.97%
    3,900   Paychex, Inc. .........................................      165,263
    5,600 * Sterling Commerce, Inc. ...............................      145,600
                                                                      ----------
                                                                         310,863
                                                                      ----------
            INFORMATION PROCESSING -
            CONSUMER
            SOFTWARE - 3.46%
    4,600 * Networks Associates, Inc. .............................      216,200
                                                                      ----------
            INFORMATION PROCESSING -
            DATA SERVICES - 12.61%
    6,500 * Acxiom Corp. ..........................................      155,594
    1,500 * EMC Corp. .............................................      153,563
    1,500 * Fiserv, Inc. ..........................................       70,500
    1,000 * Keane, Inc. ...........................................       30,938
    4,400 * Solectron Corp. .......................................      196,625
    7,100 * Sterling Software, Inc. ...............................      181,050
                                                                      ----------
                                                                         788,270
                                                                      ----------
            INSURANCE - MULTILINE - 2.68%
    3,800   AFLAC Inc. ............................................      167,675
                                                                      ----------
            LEISURE TIME - 3.05%
    3,300   Harley-Davidson, Inc. .................................      190,781
                                                                      ----------
            MERCHANDISE - SPECIALTY - 5.56%
    5,150   Dollar General Corp. ..................................      154,178
    2,800 * Kohl's Corp. ..........................................      193,200
                                                                      ----------
                                                                         347,378
                                                                      ----------
            MISCELLANEOUS - 2.48%
    4,100   Equifax Inc. ..........................................      154,775
                                                                      ----------
            OIL - SERVICES - 0.97%
    2,500 * Smith International, Inc. .............................       60,781
                                                                      ----------
            REAL ESTATE INVESTMENT TRUSTS - 0.49%
    1,300   Rouse Company..........................................       30,387
                                                                      ----------
            RESTAURANTS - 1.53%
    5,100   CBRL Group, Inc. ......................................       95,625
                                                                      ----------

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE
--------------------------------------------------------------------------------
             SCHOOLS - 2.07%
    3,900 *  Sylvan Learning Systems, Inc. ........................   $  129,675
                                                                      ----------
             SECURITIES RELATED - 1.90%
    4,200    Legg Mason, Inc. .....................................      118,912
                                                                      ----------
             SEMICONDUCTORS - 1.87%
    2,400 *  Altera Corp. .........................................      116,700
                                                                      ----------
             TELECOMMUNICATIONS - 2.66%
    4,100 *  ADC Communications, Inc. .............................      166,050
                                                                      ----------
             TEXTILE-PRODUCTS - 2.15%
    2,700    G & K Services, Inc., Class A.........................      134,662
                                                                      ----------
             TOTAL COMMON STOCK
             (Cost $5,198,446) ....................................    6,091,803
                                                                      ----------
    PAR
   VALUE
 ---------
             CORPORATE SHORT TERM
             COMMERCIAL PAPER - 2.51%

             OIL/GAS PRODUCERS - 2.51%
 $157,000    Sonat, Inc.,
             4.98% due 03/01/99....................................      157,000
                                                                      ----------
             TOTAL CORPORATE SHORT TERM
             (Cost $157,000).......................................      157,000
                                                                      ----------
             TOTAL INVESTMENTS
             (Cost $5,355,446) - 99.95%............................    6,248,803
             Other assets less liabilities,
             net - 0.05%...........................................        3,190
                                                                      ----------
             NET ASSETS (equivalent
             to $12.56 per share on
             497,667 shares
             outstanding) - 100.00%................................   $6,251,993
                                                                      ----------
             *Non-income producing

--------------------------------------------------------------------------------

NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $.01 par value per share,
unlimited authorized shares, 497,667 shares outstanding............. $    4,977
Additional paid in capital..........................................  4,961,189
Undistributed net realized gain on securities.......................    397,570
Accumulated net investment loss.....................................     (5,100)
Unrealized appreciation of securities...............................    893,357
                                                                     ----------
NET ASSETS APPLICABLE TO
SHARES OUTSTANDING.................................................. $6,251,993
                                                                     ----------

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

 12          MID CAP GROWTH FUND - FINANCIAL STATEMENTS (Unaudited)

STATEMENT OF OPERATIONS
For the six months ended February 28, 1999

INVESTMENT INCOME:
Dividends......................................................    $   11,778
Interest.......................................................         7,027
                                                                   ----------
 Total investment
 income........................................................        18,805
                                                                   ----------
EXPENSES:
Advisory fees..................................................        18,951
Custodian fees.................................................        10,752
Administrative service fee.....................................         7,289
Audit fees and tax services....................................         6,945
Trustees' fees and expenses....................................         1,918
Report to shareholders.........................................           600
Accounting services............................................           874
Pricing services...............................................           589
Miscellaneous..................................................           285
                                                                   ----------
 Total expenses................................................        48,203
 Expense reimbursement (see Note 3)............................       (24,298)
                                                                   ----------
 Net expenses..................................................        23,905
                                                                   ----------
NET INVESTMENT LOSS............................................        (5,100)
                                                                   ----------
REALIZED AND UNREALIZED GAIN ON SECURITIES:
Net realized gain on securities................................       397,570
Net unrealized appreciation of securities during the period....       893,357
                                                                   ----------
 Net realized and unrealized gain on securities during the
 period........................................................     1,290,927
                                                                   ----------
INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS................................................    $1,285,827
                                                                   ----------

STATEMENT OF CHANGES IN NET ASSETS

                                              For the six      For the period
                                             months ended     August 26, 1998
                                           February 28, 1999 to August 31, 1998
                                           ------------------------------------
OPERATIONS:
Net investment loss......................     $   (5,100)          $    -
Net realized gain on securities..........        397,570                -
Net unrealized appreciation of securities
during the period........................        893,357                -
                                           ------------------------------------
 Increase in net assets resulting from
 operations..............................      1,285,827                -
                                           ------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income....................              -                -
Net realized gain on securities..........              -                -
                                           ------------------------------------
 Decrease in net assets resulting from
 distributions to shareholders...........              -                -
                                           ------------------------------------
SHARE TRANSACTIONS:
Proceeds from shares sold................      5,048,304            5,400
Proceeds from shares issued for
distributions reinvested.................              -                -
                                           ------------------------------------
                                               5,048,304            5,400
Cost of shares repurchased...............        (87,538)               -
                                           ------------------------------------
 Increase in net assets resulting from
 share transactions......................      4,960,766            5,400
                                           ------------------------------------
TOTAL INCREASE IN NET ASSETS.............      6,246,593            5,400
NET ASSETS:
Beginning of period......................          5,400                -
                                           ------------------------------------
End of period (including accumulated net
investment loss of $(5,100) and $0).......    $6,251,993           $5,400
                                           ------------------------------------
CHANGE IN SHARES OUTSTANDING:
Shares sold..............................        503,684              540
Shares issued for distributions
reinvested...............................              -                -
Shares repurchased.......................         (6,557)               -
                                           ------------------------------------
 Increase in shares outstanding..........        497,127              540
Shares outstanding:
 Beginning of period.....................            540                -
                                           ------------------------------------
 End of period...........................        497,667              540
                                           ------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

 February 28, 1999 (Unaudited)                                  13
                SMALL CAP GROWTH FUND - STATEMENT OF NET ASSETS

  NUMBER                                                            MARKET
 OF SHARES                                                          VALUE
--------------------------------------------------------------------------------
            COMMON STOCK - 91.75%

            ADVERTISING - 0.55%
    2,200 * Getty Images, Inc. ................................   $   42,075
                                                                  ----------
            AEROSPACE/DEFENSE - 1.54%
      500 * Alliant Techsystems, Inc. .........................       39,594
    2,800 * Orbital Sciences Corp. ............................       77,350
                                                                  ----------
                                                                     116,944
                                                                  ----------
            APPAREL & PRODUCTS - 0.92%
      600 * Buckle, Inc. ......................................       14,663
      600 * Gymboree Corp......................................        6,300
    2,100 * Nautica Enterprises, Inc. .........................       31,500
      600 * Pacific Sunwear of California......................       17,100
                                                                  ----------
                                                                      69,563
                                                                  ----------
            APPLIANCES/FURNISHINGS - 0.81%
      500 * Furniture Brands International.....................       10,688
    2,300 * School Specialty, Inc. ............................       50,744
                                                                  ----------
                                                                      61,432
                                                                  ----------
            BANKS - REGIONAL - 3.33%
    1,200 * Bank of Commerce...................................       22,650
    1,900 * Bank United Corp. .................................       75,050
      500 * FNB Financial Services Corp. ......................        8,875
    4,700   National Commerce Bancorp. ........................       97,525
    1,900 * Ocwen Financial Corp. .............................       15,200
    1,100   Webster Financial Corp. ...........................       33,619
                                                                  ----------
                                                                     252,919
                                                                  ----------
            BEVERAGE - BREWERS/DISTRIBUTORS - 0.91%
      100 * Beringer Wine Estates, Class B.....................        4,031
    1,900 * Robert Mondavi Corp., Class A......................       65,313
                                                                  ----------
                                                                      69,344
                                                                  ----------
            BROADCASTING - 2.58%
    1,400 * ANTEC Corp. .......................................       39,025
      900 * Emmis Communications Corp., Class A................       41,681
      800 * Entercom Communications Corp. .....................       25,100
    2,200 * Univision Communications, Inc. ....................       89,650
                                                                  ----------
                                                                     195,456
                                                                  ----------
            CHEMICAL - MAJOR - 1.03%
    3,300   Albemarle Corp. ...................................       77,963
                                                                  ----------
            CHEMICAL - MISCELLANEOUS - 0.93%
    2,200 * General Chemical Group, Inc. ......................       33,825
    1,600 * Geon, Co. .........................................       36,500
                                                                  ----------
                                                                      70,325
                                                                  ----------

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE
--------------------------------------------------------------------------------
            CONTAINERS - PAPER - 0.66%
    3,300 * Ivex Packaging Corp. ..................................   $   49,913
                                                                      ----------
            COSMETICS/TOILETRIES - 0.58%
    1,500 * Steiner Leisure, Ltd. .................................       44,250
                                                                      ----------
            DRUGS - 6.99%
    2,000 * Algos Pharmaceuticals Corp. ...........................       60,000
    1,300 * Applied Analytical Industries..........................       33,800
      900 * Covance, Inc. .........................................       24,806
    3,000 * Human Genome Sciences, Inc. ...........................       89,625
      600 * IDEC Pharmaceuticals Corp. ............................       25,987
    4,900 * Ligand Pharmaceuticals, Inc., Class B..................       48,081
      500 * Martek Biosciences Corp. ..............................        3,188
    3,900 * Millennium Pharmaceuticals.............................      121,143
      600 * Pathogenesis Corp. ....................................       27,488
    4,475 * SangStat Medical Corp. ................................       96,213
                                                                      ----------
                                                                         530,331
                                                                      ----------
            ELECTRICAL EQUIPMENT - 0.62%
    1,500 * Hutchinson Technology, Inc. ...........................       46,688
                                                                      ----------
            ELECTRONIC INSTRUMENTS - 1.39%
    1,500 * Cognex Corp. ..........................................       37,500
    5,300 * Integrated Device Technology...........................       34,119
      400   National Computer Systems, Inc. .......................       12,813
    2,500 * Read-Rite Corp. .......................................       21,250
                                                                      ----------
                                                                         105,682
                                                                      ----------
            ENTERTAINMENT - 1.54%
    5,300 * Cinar Corporation......................................      109,975
      400 * Imax Corp. ............................................        7,150
                                                                      ----------
                                                                         117,125
                                                                      ----------
            FERTILIZERS - 0.43%
    1,000 * Delta & Pine Land Co. .................................       32,375
                                                                      ----------
            FINANCE COMPANIES - 0.91%
    3,500 * Financial Federal Corp. ...............................       68,906
                                                                      ----------
            FINANCIAL SERVICES - 1.16%
      200 * Corp Exec Board Co. ...................................        4,788
      400 * Gabelli Asset Management, Inc. ........................        5,875
    1,200 * Professional Detailing, Inc. ..........................       37,350
    1,100 * The Profit Recovery Group..............................       36,300
      200 * Sun Bancorp, Inc. .....................................        3,700
                                                                      ----------
                                                                          88,013
                                                                      ----------

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE
--------------------------------------------------------------------------------
            FOODS - 0.77%
      600 * American Italian Pasta Co. ............................   $   15,300
    1,100 * Keebler Foods Co. .....................................       42,900
                                                                      ----------
                                                                          58,200
                                                                      ----------
            FOOTWEAR - 1.07%
    2,000 * Kenneth Cole Productions, Inc. Class A.................       45,500
    4,000 * Steven Madden, Ltd. ...................................       36,000
                                                                      ----------
                                                                          81,500
                                                                      ----------
            HEALTHCARE - 2.18%
    3,000 * Medquist, Inc. ........................................      102,563
    1,900 * Superior Consultant Holdings Corp......................       62,700
                                                                      ----------
                                                                         165,263
                                                                      ----------
            HOSPITAL MANAGEMENT - 0.20%
      500 * Eclipsys Corp. ........................................       15,406
                                                                      ----------
            HOSPITAL SUPPLIES - 1.04%
    2,700 * Closure Medical Corp. .................................       78,638
                                                                      ----------
            HUMAN RESOURCES - 1.91%
    4,000 * Condor Technology Solutions............................       44,000
    5,200 * Provant, Inc. .........................................      100,750
                                                                      ----------
                                                                         144,750
                                                                      ----------
            INFORMATION PROCESSING - BUSINESS SOFTWARE - 4.78%
    1,000 * Exchange Applications, Inc. ...........................       16,500
    2,800 * HNC Software, Inc. ....................................       75,250
    3,700 * Informix Corp. ........................................       32,375
    2,300 * Microstrategy Inc. ....................................       57,213
    1,000 * New Era of Networks, Inc. .............................       62,375
      100 * Onyx Software Corp. ...................................        1,856
      200 * SCM Microsystems, Inc. ................................       16,600
    1,100 * TSI International Software Ltd.........................       55,206
      100 * Vignette Corp..........................................        4,675
    1,400 * Visio Corp. ...........................................       40,250
                                                                      ----------
                                                                         362,300
                                                                      ----------

--------------------------------------------------------------------------------

 14                                  February 28, 1999 (Unaudited)
           SMALL CAP GROWTH FUND - STATEMENT OF NET ASSETS CONTINUED

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE
--------------------------------------------------------------------------------
            INFORMATION PROCESSING - COMPUTER
            HARDWARE SYSTEMS - 1.68%
    4,700 * Intevac, Inc. .........................................   $   39,950
    5,800 * Maxtor Corp............................................       47,850
    4,300 * Radiant Systems, Inc. .................................       39,506
                                                                      ----------
                                                                         127,306
                                                                      ----------
            INFORMATION PROCESSING - COMPUTER
            SERVICES - 2.82%
      700 * Concord Communications, Inc. ..........................       39,638
      500 * Concur Technologies....................................       15,500
    2,500 * Pegasus Systems, Inc. .................................       93,750
      700 * Prodigy Comm...........................................       27,213
    1,800 * Security Dynamics Technologies.........................       33,300
      100 * Verticalnet, Inc. .....................................        4,125
                                                                      ----------
                                                                         213,526
                                                                      ----------
            INFORMATION PROCESSING - CONSUMER
            SOFTWARE - 1.75%
      500 * Advantage Learning Systems, Inc. ......................       37,625
    1,000 * Bindview Development Corp. ............................       22,500
      200 * Covad Communications Group, Inc. ......................        8,100
    2,100 * Macromedia, Inc. ......................................       64,181
                                                                      ----------
                                                                         132,406
                                                                      ----------
            INFORMATION PROCESSING -
            DATA SERVICES - 3.74%
    2,200 * ACT Networks, Inc. ....................................       25,575
    2,700 * Aspen Technology, Inc. ................................       34,594
      900 * Dialogic Corp. ........................................       24,919
    6,300 * HMT Technology Corp. ..................................       43,509
    1,900   IDX Systems Corp. .....................................       45,125
    2,200   In Focus Systems, Inc. ................................       18,150
      700 * Legato Systems, Inc. ..................................       34,475
    3,900 * Mapics, Inc. ..........................................       42,169
    1,600   Schawk, Inc. ..........................................       15,200
                                                                      ----------
                                                                         283,716
                                                                      ----------
            INFORMATION PROCESSING -
            NETWORKING - 3.63%
    2,800 * Concentric Network Corp. ..............................      122,850
    1,000 * Exodus Communications, Inc. ...........................       73,375
    3,000 * Sipex Corp. ...........................................       34,313
      600 * Unify Corp. ...........................................        7,613
    1,100 * USWeb Corp.............................................       37,056
                                                                      ----------
                                                                         275,207
                                                                      ----------

  NUMBER                                                            MARKET
 OF SHARES                                                          VALUE
--------------------------------------------------------------------------------
            INSURANCE - CASUALTY - 0.49%
    1,100   Renaissancere Holdings.............................      $   37,400
                                                                     ----------
            INSURANCE - LIFE - 0.67%
    2,100   Arm Financial Group, Inc...........................          32,681
      400   Nationwide Financial Services, Inc.,
            Class A............................................          18,175
                                                                     ----------
                                                                         50,856
                                                                     ----------
            LEISURE TIME - 1.30%
    2,200 * Premier Parks, Inc. ...............................          64,075
    2,000 * Vail Resorts, Inc. ................................          34,500
                                                                     ----------
                                                                         98,575
                                                                     ----------
            LODGING - 1.74%
      500 * MGM Grand Inc......................................          18,875
    4,400 * Resortquest Intl, Inc. ............................          77,275
    1,000 * Sun International Hotels, Ltd. ....................          35,563
                                                                     ----------
                                                                        131,713
                                                                     ----------
            MACHINERY - INDUSTRIAL/SPECIALTY - 1.08%
      600 * GaSonics International Corp. ......................           6,225
      600   Newport News Shipbuilding..........................          17,363
    3,500 * SM&A Corp..........................................          58,625
                                                                     ----------
                                                                         82,213
                                                                     ----------
            MEDICAL TECHNOLOGY - 5.40%
    1,200 * Affymetrix, Inc. ..................................          46,500
      100 * Albany Molecular ..................................           2,000
    1,400 * Arqule, Inc. ......................................           8,138
    6,100 * AXYS Pharmaceuticals, Inc. ........................          28,213
    3,300   IDEXX Laboratories, Inc. ..........................          73,838
    2,800   Kendle International, Inc. ........................          67,550
    1,900 * On Assignment, Inc. ...............................          67,450
    1,900 * Synaptic Pharmaceutical Corp. .....................          29,688
    5,800 * US Bioscience, Inc. ...............................          58,363
    1,600 * Ventana Medical Systems, Inc. .....................          27,800
                                                                     ----------
                                                                        409,540
                                                                     ----------
            MERCHANDISE - DRUG - 0.54%
      600 * Andrx Corp.........................................          40,725
                                                                     ----------
            MERCHANDISE - SPECIALTY - 2.41%
    1,600 * Avid Technology, Inc. .............................          46,900
    1,000 * Bush Boake Allen, Inc. ............................          31,938
    1,600   Fingerhut Companies, Inc. .........................          39,300
      100 * General Nutrition Companies, Inc. .................           1,338
    1,500 * Hibbett Sporting Goods, Inc. ......................          30,938
    4,100 * Petsmart, Inc......................................          32,288
                                                                     ----------
                                                                        182,702
                                                                     ----------

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE
--------------------------------------------------------------------------------
            METALS - STEEL - 0.50%
    1,800   Mueller Industries, Inc. ..............................   $   38,025
                                                                      ----------
            MISCELLANEOUS - 0.32%
    1,200 * Polycom, Inc. .........................................       24,300
                                                                      ----------
            OIL - INTEGRATED DOMESTIC - 0.09%
      900 * Tesoro Petroleum Corp. ................................        7,200
                                                                      ----------
            OIL - SERVICES - 0.51%
    1,600 * Smith International, Inc. .............................       38,900
                                                                      ----------
            OIL/GAS PRODUCERS - 0.85%
    2,000   Devon Energy Corp. ....................................       46,875
    1,000   Valero Energy Corp. ...................................       17,563
                                                                      ----------
                                                                          64,438
                                                                      ----------
            PAPER/FOREST PRODUCTS - 0.77%
    2,900   Universal Forest Products..............................       58,181
                                                                      ----------
            PUBLISHING/PRINTING - 0.40%
    2,300 * Journal Register Co. ..................................       30,188
                                                                      ----------
            REAL ESTATE INVESTMENT TRUSTS - 0.44%
    1,900   Allied Capital Corporation.............................       33,488
                                                                      ----------
            RESTAURANTS - 1.00%
    2,680 * CKE Restaurants, Inc...................................       71,188
      200 * P. F. Changs China Bistro, Inc.........................        4,800
                                                                      ----------
                                                                          75,988
                                                                      ----------
            SAVINGS & LOAN - 0.38%
      700 * TeleBanc Financial Corp. ..............................       29,050
                                                                      ----------
            SCHOOLS - 6.41%
    1,200 * Bright Horizons Family Solutions, Inc..................       25,350
    3,200 * CorporateFamily Solutions..............................       67,600
    2,100 * DeVry, Inc. ...........................................       52,763
    5,600 * Education Management Corp. ............................      150,500
    4,300 * ITT Educational Services, Inc. ........................      156,681
    1,000 * Sylvan Learning Systems, Inc. .........................       33,250
                                                                      ----------
                                                                         486,144
                                                                      ----------
            SEMICONDUCTOR EQUIPMENT - 1.67%
    4,800 * ATMI, Inc. ............................................      109,200
      600   LAM Research Corp. ....................................       17,738
                                                                      ----------
                                                                         126,938
                                                                      ----------

--------------------------------------------------------------------------------

 February 28, 1999 (Unaudited)                                             15
           SMALL CAP GROWTH FUND - STATEMENT OF NET ASSETS CONTINUED

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE
--------------------------------------------------------------------------------
            SEMICONDUCTORS - 1.76%
    1,000 * Applied Micro Circuits Corp. ..........................   $   39,250
    3,700 * Cypress Semiconductor Corp. ...........................       35,381
    1,200 * Exar Corp..............................................       18,225
      600 * FSI International, Inc. ...............................        5,850
      900 * Veeco Instruments, Inc. ...............................       34,425
                                                                      ----------
                                                                         133,131
                                                                      ----------
            TELECOMMUNICATIONS - 9.93%
    1,300 * Allegiance Telecom, Inc. ..............................       31,119
    2,400 * Diamond Tech Partners, Inc. ...........................       59,550
      500 * Excel Switching Corp. .................................       11,813
      900 * Global Crossing, Ltd. .................................       53,100
    1,300 * Intermedia Communications, Inc ........................       23,563
    2,200 * L-3 Communications Holdings............................       94,325
    2,000 * Metro One Telecommunications...........................       27,500
    3,700 * MetroNet Communications Corp. .........................      162,569
    2,500 * NEXTLINK Communications, Inc...........................      114,375
    7,000 * Paging Network, Inc. ..................................       28,000
    2,200 * Pairgain Technologies, Inc. ...........................       18,975
    3,100 * Skytel Communications, Inc. ...........................       55,800
    1,400 * Tekelec................................................       16,975
    1,200 * Tel-Save.com, Inc. ....................................       11,925
    1,100 * Teligent, Inc. ........................................       43,244
                                                                      ----------
                                                                         752,833
                                                                      ----------
            TEXTILE - PRODUCTS - 0.27%
    2,200   Wellman, Inc. .........................................       20,488
                                                                      ----------
            UTILITIES - GAS, DISTRIBUTION - 0.22%
    1,900 * National-Oilwell, Inc. ................................       16,863
                                                                      ----------
            UTILITIES - MISCELLANEOUS - 0.15%
      900 * Stericycle, Inc. ......................................       11,419
                                                                      ----------
            TOTAL COMMON STOCK
            (Cost $5,969,096)......................................    6,958,820
                                                                      ----------


  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE
--------------------------------------------------------------------------------
            PREFERRED STOCK - 0.17%
      100   Metromedia International Group.........................   $    2,975
    1,000*  Tesoro Petroleum Corp..................................        9,875
                                                                      ----------
                                                                          12,850
                                                                      ----------
            TOTAL PREFERRED STOCK
            (Cost $16,754).........................................       12,850
                                                                      ----------
    PAR
  VALUE
 ---------
            CORPORATE SHORT TERM
            COMMERCIAL PAPER - 7.07%

            CHEMICAL MAJOR - 2.57%
 $195,000   Eastman Chemical Co.,
            5.00% due 03/01/1999...................................      195,000
                                                                      ----------
            OIL/GAS PRODUCERS - 4.50%
  341,000   Sonat Inc,
            4.98% due 03/01/1999...................................      341,000
                                                                      ----------
            TOTAL CORPORATE SHORT TERM
            (Cost $536,000)........................................      536,000
                                                                      ----------
            TOTAL INVESTMENTS
            (Cost $6,521,850) - 98.99%.............................    7,507,670
            Other assets less liabilities,
            net - 1.01%............................................       76,871
                                                                      ----------
            NET ASSETS - (equivalent
            to $12.98 per share on
            584,386 shares
            outstanding) 100.00%...................................   $7,584,541
                                                                      ----------
            *Non-income producing

--------------------------------------------------------------------------------

NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $.01 par
value per share, unlimited authorized shares,
584,386 shares outstanding.........................................  $    5,844
Additional paid in capital.........................................   6,143,760
Undistributed net realized gain on securities......................     463,027
Accumulated net investment loss....................................     (13,910)
Unrealized appreciation of securities..............................     985,820
                                                                     ----------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING........................  $7,584,541
                                                                     ----------

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

 16         SMALL CAP GROWTH FUND - FINANCIAL STATEMENTS (Unaudited)

STATEMENT OF OPERATIONS
For the six months ended February 28, 1999



INVESTMENT INCOME:
Interest...........................................................  $   13,201
Dividends..........................................................       8,737
                                                                     ----------
 Total investment income...........................................      21,938
                                                                     ----------
EXPENSES:
Advisory fees......................................................      25,823
Custodian fees.....................................................      10,985
Administrative fee.................................................       7,595
Audit fees and tax services........................................       7,245
Trustees' fees and expenses........................................       1,947
Report to shareholders.............................................         720
Accounting services................................................         911
Pricing services...................................................         610
Miscellaneous......................................................         303
                                                                     ----------
 Total expenses....................................................      56,139
 Expense reimbursement (see Note 3)................................     (20,291)
                                                                     ----------
 Net expenses......................................................      35,848
                                                                     ----------
NET INVESTMENT LOSS................................................     (13,910)
                                                                     ----------
REALIZED AND UNREALIZED GAIN ON SECURITIES:
Net realized gain on securities....................................     486,587
Net unrealized appreciation of securities during the period........     985,820
                                                                     ----------
 Net realized and unrealized gain on securities during the period..   1,472,407
                                                                     ----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...................  $1,458,497
                                                                     ----------

STATEMENT OF CHANGES IN NET ASSETS

                                                For the        For the period
                                           six months ended   August 26, 1998
                                           February 28, 1999 to August 31, 1998
                                           ------------------------------------
OPERATIONS:
Net investment loss......................     $  (13,910)          $    -
Net realized gain on securities..........        486,587                -
Net unrealized appreciation of securities
during the period........................        985,820                -
                                           ------------------------------------
 Increase in net assets resulting from
 operations..............................      1,458,497                -
                                           ------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income....................              -                -
Net realized gain on securities..........        (23,560)               -
                                           ------------------------------------
 Decrease in net assets resulting from
 distributions to shareholders...........        (23,560)               -
                                           ------------------------------------
SHARE TRANSACTIONS:
Proceeds from shares sold................      6,226,103            5,200
Proceeds from shares issued for
distributions reinvested.................         23,560                -
                                           ------------------------------------
                                               6,249,663            5,200
Cost of shares repurchased...............       (105,259)               -
                                           ------------------------------------
 Increase in net assets resulting from
 share transactions......................      6,144,404            5,200
                                           ------------------------------------
TOTAL INCREASE IN NET ASSETS.............      7,579,341            5,200
NET ASSETS:
Beginning of period......................          5,200                -
                                           ------------------------------------
End of period (including accumulated net
investment loss of $(13,910) and $0).....     $7,584,541           $5,200
                                           ------------------------------------
CHANGE IN SHARES OUTSTANDING:
Shares sold..............................        589,807              520
Shares issued for distributions
reinvested...............................          1,746                -
Shares repurchased.......................         (7,687)               -
                                           ------------------------------------
 Increase in shares outstanding..........        583,866              520
Shares outstanding:
 Beginning of period.....................            520                -
                                           ------------------------------------
 End of period...........................        584,386              520
                                           ------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

 February 28, 1999 (Unaudited)                                  17
               INTERNATIONAL VALUE FUND - STATEMENT OF NET ASSETS

  NUMBER                                                            MARKET
 OF SHARES                                                          VALUE
--------------------------------------------------------------------------------
           COMMON STOCK - 97.14%

           AUTO - CARS - 3.19%
    4,000  Fiat, SpA...........................................   $   12,049
   19,500  Fiat, SpA. Private..................................       30,121
   13,000  Nissan Motor Co. ...................................       50,746
      450  Peugeot, S.A. ......................................       60,110
    4,000  Suzuki Motor Corporation ...........................       44,179
                                                                  ----------
                                                                     197,205
                                                                  ----------
           AUTO - ORIGINAL EQUIPMENT - 0.69%
    9,133  Lucasvarity, Plc....................................       41,540
                                                                  ----------
           BANKS - OTHER - 6.83%
    8,310  Aust & NZ Banking Group, Ltd. ......................       53,669
      600  Bank of Montreal....................................       24,906
      580  Banque Nationale de Paris...........................       46,357
    1,700  Foreningssparbanken AB..............................       38,929
    1,000  Royal Bank of Canada................................       48,770
    6,600  Standard Charter, Plc. .............................       86,223
    5,000  Sumitomo Bank.......................................       60,324
    7,500  Westpac Banking Corp................................       49,588
                                                                  ----------
                                                                     408,766
                                                                  ----------
           BANKS - REGIONAL - 1.12%
    2,500  Barclays, Plc. .....................................       67,123
                                                                  ----------
           BEVERAGE - BREWERS/
           DISTRIBUTORS - 3.82%
    5,000  Asahi Breweries ....................................       66,268
   30,000  Fraser & Neave, Ltd. - Ord .........................      101,875
      600  Heineken, N.V. .....................................       31,399
    2,000  South African Breweries, Ltd. ......................       29,066
                                                                  ----------
                                                                     228,608
                                                                  ----------
           BEVERAGE - SOFT DRINKS - 0.34%
    5,200  Coca-Cola Amatil, Ltd. .............................       20,480
                                                                  ----------
           BROADCASTING - 1.16%
      200  Canal Plus .........................................       62,578
    1,000  News Corp, Ltd. ....................................        7,017
                                                                  ----------
                                                                      69,595
                                                                  ----------
           BUILDING MATERIALS - 3.06%
    2,900  Cemex SA de CV - ADR................................       16,811
      350  Compagnie de Saint - Gobain ........................       54,486
    3,500  CRH, Plc. ..........................................       65,029
       45  Holdrbank Finan Glarus, Class B.....................       46,842
                                                                  ----------
                                                                     183,168
                                                                  ----------

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE
--------------------------------------------------------------------------------
           CHEMICAL - MAJOR - 0.63%
    2,800  BOC Group, Plc. ........................................   $   37,926
                                                                      ----------
           CHEMICAL - MISCELLANEOUS - 0.87%
    1,100  Hoechst AG..............................................       51,941
                                                                      ----------
           CONGLOMERATES - 2.27%
    5,707  Broken Hill Proprietary Co. ............................       42,848
    5,000  Hutchison Whampoa.......................................       34,689
      120  Preussag Ag.............................................       58,179
                                                                      ----------
                                                                         135,716
                                                                      ----------
           CONSUMER FINANCE - 0.70%
      600  Nichiei Co, Ltd. .......................................       41,936
                                                                      ----------
           COSMETICS/TOILETRIES - 1.50%
    3,100  Reckitt & Colman, Plc...................................       41,492
    4,000  Shiseido Co, Ltd. ......................................       48,563
                                                                      ----------
                                                                          90,055
                                                                      ----------
           DRUGS - 5.15%
    5,500  Astra AB, Class A.......................................      109,154
       30  Novartis AG.............................................       52,640
    1,000  Takeda Chemical Industries..............................       34,398
    2,700  Zenea Group, Plc. ......................................      112,484
                                                                      ----------
                                                                         308,676
                                                                      ----------
           ELECTRIC PRODUCTS -
           MISCELLANEOUS - 2.60%
    2,400  ASM Lithography Holdings, N.V. .........................       98,814
      900  Siemens Ag..............................................       56,894
                                                                      ----------
                                                                         155,708
                                                                      ----------
           ELECTRICAL EQUIPMENT - 4.40%
      700  Hirose Electric Co, Ltd. ...............................       47,509
    2,000  Murata Mfg Co. .........................................       90,043
    5,000  NEC Corporation.........................................       50,502
    1,000  Sony Corp...............................................       75,710
                                                                      ----------
                                                                         263,764
                                                                      ----------
           ELECTRONIC INSTRUMENTS - 1.27%
    1,000  Advantest Corp. ........................................       75,963
                                                                      ----------
           ENTERTAINMENT - 0.70%
      500  Nintendo Co, Ltd. ......................................       42,155
                                                                      ----------
           FINANCE COMPANIES - 2.74%
    5,000  3I Group................................................       49,571
    3,600  Lend Lease Corp, Ltd. ..................................       44,712
    1,100  Newcourt Credit Group, Inc. ............................       25,893

  NUMBER                                                           MARKET
 OF SHARES                                                         VALUE
-------------------------------------------------------------------------------
            FINANCE COMPANIES - Continued
      700   Orix Corp.........................................   $   43,791
                                                                 ----------
                                                                    163,967
                                                                 ----------
            FINANCIAL SERVICES - 1.36%
      750   Deutsche Bank AG..................................       39,208
      100   Shohkoh Fund & Co, Ltd. ..........................       41,986
                                                                 ----------
                                                                     81,194
                                                                 ----------
            FOODS - 1.32%
       19   Nestle, S.A.......................................       35,870
   15,213   Tesco, Plc. ......................................       43,225
                                                                 ----------
                                                                     79,095
                                                                 ----------
            HEAVY DUTY TRUCKS/PARTS - 1.08%
    4,400   Bombardier Inc....................................       64,916
                                                                 ----------
            INFORMATION PROCESSING - COMPUTER
            HARDWARE SYSTEMS - 1.91%
    5,110 * Asustek Computer, Inc.............................       42,924
    1,000   TDK Corp. ........................................       71,748
                                                                 ----------
                                                                    114,672
                                                                 ----------
            INSURANCE - CASUALTY - 1.02%
    3,300   Guardian Royal Exchange, Plc. ....................       18,765
    9,000   Mitsui Marine & Fire..............................       42,568
                                                                 ----------
                                                                     61,333
                                                                 ----------
            INSURANCE - MISCELLANEOUS - 0.37%
       10   Schweizerische Rueckversicherungs - Gesellschaft..       22,399
                                                                 ----------
            INSURANCE - MULTILINE - 2.27%
      600   AEGON, N.V. ......................................       62,732
    1,900   Assicurazioni Generali............................       73,528
                                                                 ----------
                                                                    136,260
                                                                 ----------
            LEISURE TIME - 0.74%
    6,100   EMI Group, Plc. ..................................       44,172
                                                                 ----------
            LODGING - 0.78%
      200   Accor, S.A. ......................................       46,615
                                                                 ----------
            MACHINERY - INDUSTRIAL/SPECIALTY - 5.28%
    2,000   Mannesmann AG.....................................      268,913
    7,400   TI Group, Plc.....................................       46,558
                                                                 ----------
                                                                    315,471
                                                                 ----------

--------------------------------------------------------------------------------

 18                                  February 28, 1999 (Unaudited)
          INTERNATIONAL VALUE FUND - STATEMENT OF NET ASSETS CONTINUED

  NUMBER                                                               MARKET
 OF SHARES                                                             VALUE
-------------------------------------------------------------------------------
            MEDICAL TECHNOLOGY - 1.82%
    2,400   Gambro AB, Class A....................................   $   19,199
    1,000   Hoya Corp. ...........................................       48,900
    2,000   Terumo Corp. .........................................       40,806
                                                                     ----------
                                                                        108,905
                                                                     ----------
            MERCHANDISING - DEPARTMENT - 0.56%
    6,000   Mycal Corp. ..........................................       33,640
                                                                     ----------
            MERCHANDISING - FOOD - 0.97%
    1,515   Koninklijke Ahold, N.V. ..............................       58,296
                                                                     ----------
            MERCHANDISING - MASS - 1.33%
    2,300 * Cifra SA de CV - ADR..................................       28,462
    9,600   Coles Myer, Ltd. .....................................       51,270
                                                                     ----------
                                                                         79,732
                                                                     ----------
            MISCELLANEOUS - 1.91%
    3,000   De Beers Cons Mines - ADR.............................       51,375
    2,200   Metallgesellschaft AG.................................       40,634
       30   SGS Societe Generale de Surveillance
            Holding SA, Class B...................................       22,572
                                                                     ----------
                                                                        114,581
                                                                     ----------
            OIL - INTEGRATED INTERNATIONAL - 2.56%
   10,000   Eni, Spa. ............................................       57,718
    1,700   Norsk Hydro ASA.......................................       57,687
    6,800   Shell Transport & Trading Co. ........................       38,014
                                                                     ----------
                                                                        153,419
                                                                     ----------
            OIL/GAS PRODUCERS - 2.37%
    3,000   British Petroleum Co., Plc. ..........................       42,871
      550   Total SA, Class B.....................................       57,443
    8,500   Woodside Petroleum, Ltd. .............................       41,542
                                                                     ----------
                                                                        141,856
                                                                     ----------
            PAPER/FOREST PRODUCTS - 0.87%
    2,000   Upm - Kymmene Oyj.....................................       52,002
                                                                     ----------
            PHOTOGRAPHY - 0.23%
    1,000   Nikon Corp. ..........................................       13,995
                                                                     ----------
            PUBLISHING - NEWS - 2.93%
      900   News Corp., Ltd. - ADR................................       23,681
    6,400   Reuters Group, Plc. ..................................       88,175
    2,500   Thomson Corp. ........................................       63,408
                                                                     ----------
                                                                        175,264
                                                                     ----------

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE
--------------------------------------------------------------------------------
            PUBLISHING/PRINTING - 0.60%
    3,700   Reed International.....................................   $   35,941
                                                                      ----------
            REAL ESTATE INVESTMENT TRUSTS - 0.68%
    6,000   Sun Hung Kai Properties Ltd. ..........................       40,852
                                                                      ----------
            SECURITIES RELATED - 0.69%
    5,000   Nomura Securities......................................       41,143
                                                                      ----------
            SEMICONDUCTOR EQUIPMENT - 1.52%
    2,000   Tokyo Electron Limited. ...............................       91,055
                                                                      ----------
            SEMICONDUCTORS - 2.10%
      800   STMicroelectronics, N.V. ..............................       71,373
    2,800 * Taiwan Semiconductor - ADR.............................       54,425
                                                                      ----------
                                                                         125,798
                                                                      ----------
            TELECOMMUNICATIONS - 7.61%
    5,600   Colt TelecomGroup......................................      104,487
    1,800   Ericsson (LM) - ADR, Class B...........................       47,704
    1,400   Nokia Oyj, Class A.....................................      191,779
        1   NTT Mobile Communications..............................       40,637
    2,500   Orange, Plc. ..........................................       36,407
    1,100   Teleglobe..............................................       34,574
                                                                      ----------
                                                                         455,588
                                                                      ----------
            UTILITIES - COMMUNICATION - 8.26%
    4,200   Deutsche Telekom AG....................................      193,011
        5   NTT Corp. .............................................       41,227
      138   Swisscom AG............................................       54,583
   16,000   Telecom Italia, SpA....................................      108,181
    1,340   Telefonica, S.A........................................       61,285
    9,000   TIM SpA................................................       36,412
                                                                      ----------
                                                                         494,699
                                                                      ----------
            UTILITIES - MISCELLANEOUS - 0.33%
      100   Suez Lyonnaise Des Eaux................................       20,020
                                                                      ----------
            WATER SERVICES - 0.55%
    2,600   United Utilities, Plc. ................................       32,925
                                                                      ----------
            TOTAL COMMON STOCK
            (Cost $4,877,987)......................................    5,820,130
                                                                      ----------

   PAR                                                                 MARKET
  VALUE                                                                 VALUE
--------------------------------------------------------------------------------
          CORPORATE SHORT TERM
          COMMERCIAL PAPER - 2.08%
          OIL/GAS PRODUCERS - 2.08%
 $125,000 Sonat, Inc.
          4.98% due 03/01/99......................................   $   125,000
                                                                     -----------
          TOTAL CORPORATE SHORT TERM
          (Cost $125,000).........................................       125,000
                                                                     -----------
          TOTAL INVESTMENTS
          (Cost $5,002,987) - 99.23%..............................     5,945,130
          Other assets less liabilities,
          net - 0.77%.............................................        46,290
                                                                     -----------
          NET ASSETS (equivalent
          to $11.91 per share on
          502,998 shares
          outstanding) - 100%.....................................   $ 5,991,420
                                                                     -----------
          *Non-income producing

FORWARD CURRENCY CONTRACTS

-------------------------------------------------------------------------------
                                                                   Unrealized
                                 Settlement      Face    Market   Appreciation
         Long/Short               Date(s)       Value    Value   (Depreciation)
-------------------------------------------------------------------------------
298,000 USD / 40,017,606 JPY  3/10/99-10/13/99 $298,000 $303,735     $5,735
 44,406 EUR /  5,899,846 JPY     4/6/99-5/6/99   44,406   43,424       (982)
 13,452 EUR /      9,530 GBP           3/15/99   15,951   15,493       (458)
 10,099 EUR /     18,324 CAD           4/06/99   11,936   10,946       (990)
 32,000 USD /     28,266 EUR           5/10/99   32,000   31,266       (734)
                                               -------- --------     ------
                                               $402,293 $404,864     $2,571
                                               -------- --------     ------

NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $.01 par value per share
unlimited shares authorized; 502,998 shares outstanding............. $    5,030
Additional paid in capital..........................................  5,030,059
Undistributed net realized gain on securities.......................     19,848
Accumulated net investment loss.....................................     (8,231)
Unrealized appreciation of:
 Investments........................................................    942,143
 Forward currency contracts.........................................      2,571
                                                                     ----------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING......................... $5,991,420
                                                                     ----------

 SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                                                          19
          INTERNATIONAL VALUE FUND - FINANCIAL STATEMENTS (Unaudited)

STATEMENT OF OPERATIONS
For the six months ended February 28, 1999


INVESTMENT INCOME:
Dividends (net of foreign withholding taxes of $2,718)............  $  18,894
Interest..........................................................      9,322
                                                                    ---------
 Total investment income..........................................     28,216
                                                                    ---------
EXPENSES:
Advisory fees.....................................................     26,984
Custodian fees....................................................      9,969
Administrative service fee........................................      6,704
Audit fees and tax services.......................................      6,392
Trustees' fees and expenses.......................................      1,746
Report to shareholders............................................        574
Accounting services...............................................        804
Pricing services..................................................        543
Miscellaneous.....................................................        264
                                                                    ---------
  Total expenses..................................................     53,980
  Expense reimbursement (see Note 3)..............................    (25,533)
                                                                    ---------
  Net expenses....................................................     28,447
                                                                    ---------
NET INVESTMENT LOSS...............................................       (231)
                                                                    ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES AND FORWARD
CURRENCY CONTRACTS:
Net realized gain (loss) on:
 Investments............................................. $ 59,459
 Foreign currency transactions...........................  (39,611)    19,848
                                                          --------  ---------
Net unrealized appreciation during the period:
 Investments.............................................  942,143
 Forward currency contracts..............................    2,571    944,714
                                                          --------  ---------
  Net realized and unrealized gain on securities and
  foreign currencies during the period............................    964,562
                                                                    ---------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..................  $ 964,331
                                                                    ---------


STATEMENT OF CHANGES IN NET ASSETS

                                                For the        For the period
                                           six months ended   August 26, 1998
                                           February 28, 1999 to August 31, 1998
                                           ------------------------------------
OPERATIONS:
Net investment loss.......................    $     (231)          $    -
Net realized gain on securities and
foreign exchange loss.....................        19,848                -
Net unrealized appreciation of securities
and forward currency contracts during the
period....................................       944,714                -
                                           ------------------------------------
 Increase in net assets resulting from
 operations...............................       964,331                -
                                           ------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.....................        (8,000)               -
Net realized gain on securities...........             -                -
                                           ------------------------------------
 Decrease in net assets resulting from
 distributions to shareholders............        (8,000)               -
                                           ------------------------------------
SHARE TRANSACTIONS:
Proceeds from shares sold.................     5,038,308            4,800
Proceeds from shares issued for
distributions reinvested..................         8,000                -
                                           ------------------------------------
                                               5,046,308            4,800
Cost of shares repurchased................       (16,019)               -
                                           ------------------------------------
 Increase in net assets resulting from
 share transactions.......................     5,030,289            4,800
                                           ------------------------------------
 TOTAL INCREASE IN NET ASSETS.............     5,986,620            4,800
NET ASSETS:
 Beginning of period......................         4,800                -
                                           ------------------------------------
 End of period (including accumulated net
 investment loss of $(8,231) and $0)......    $5,991,420           $4,800
                                           ------------------------------------
CHANGE IN SHARES OUTSTANDING:
Shares sold...............................       503,121              480
Shares issued for distributions
reinvested................................           704                -
Shares repurchased........................        (1,307)               -
                                           ------------------------------------
 Increase in shares outstanding...........       502,518              480
Shares outstanding:
 Beginning of period......................           480                -
                                           ------------------------------------
 End of period............................       502,998              480
                                           ------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

 20                                  February 28, 1999 (Unaudited)
                 LARGE CAP VALUE FUND - STATEMENT OF NET ASSETS

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE
--------------------------------------------------------------------------------
            COMMON STOCK - 97.63%

            AEROSPACE/DEFENSE - 2.12%
      800   Sunstrand Corp. .......................................   $   54,150
      600   United Technologies Corp. .............................       74,325
                                                                      ----------
                                                                         128,475
                                                                      ----------
            APPLIANCES/FURNISHINGS - 0.43%
      600   Whirlpool Corp. .......................................       26,100
                                                                      ----------
            AUTO - CARS - 3.77%
    2,000   Ford Motor Co. ........................................      118,625
    1,200   General Motors Corp. ..................................       99,075
      700   Meritor Automotive, Inc. ..............................       11,113
                                                                      ----------
                                                                         228,813
                                                                      ----------
            BANKS - NEW YORK CITY - 5.05%
    3,700   Citigroup Inc. ........................................      217,375
      800   J. P. Morgan & Co. Inc. ...............................       89,150
                                                                      ----------
                                                                         306,525
                                                                      ----------
            BANKS - OTHER - 5.40%
    1,800   BankAmerica Corp. .....................................      117,562
      600   First Union Corp. .....................................       31,987
    2,000   Fleet Financial Group, Inc. ...........................       85,875
    1,900 * Unionbancal Corp. .....................................       59,731
      900   Wells Fargo Company....................................       33,075
                                                                      ----------
                                                                         328,230
                                                                      ----------
            BANKS - REGIONAL - 7.00%
    2,644   Bank One Corp. ........................................      142,115
    2,000   Chase Manhattan Corp...................................      159,250
    3,700   Hibernia Corp., Class A................................       59,894
    2,900   Pacific Century Financial Corp. .......................       63,618
                                                                      ----------
                                                                         424,877
                                                                      ----------
            BEVERAGE - BREWERS/DISTRIBUTORS - 1.26%
    1,000   Anheuser-Busch Companies, Inc. ........................       76,688
                                                                      ----------
            BROADCASTING - 1.28%
      300 * Tele-Comm Liberty Media Group, Class A.................       18,844
    1,100   U S WEST, Inc. ........................................       58,644
                                                                      ----------
                                                                          77,488
                                                                      ----------

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE
--------------------------------------------------------------------------------
            BUILDING MATERIALS - 2.44%
    1,300   Sherwin-Williams Co. ..................................   $   31,281
    1,200   Southdown, Inc. .......................................       56,625
    1,200   USG Corp. .............................................       60,150
                                                                      ----------
                                                                         148,056
                                                                      ----------
            CHEMICAL - MAJOR - 1.10%
      500   E.I. Du Pont de Nemours and Co. .......................       25,656
    2,300   Solutia, Inc. .........................................       40,969
                                                                      ----------
                                                                          66,625
                                                                      ----------
            CHEMICAL MISCELLANEOUS - 0.80%
      500 * FMC Corp. .............................................       25,594
    1,700 * W.R. Grace & Co. ......................................       22,844
                                                                      ----------
                                                                          48,438
                                                                      ----------
            CONTAINERS - METAL/GLASS - 0.41%
      600   Ball Corp. ............................................       25,125
                                                                      ----------
            DRUGS - 2.02%
      900   Allergan, Inc. ........................................       73,350
    2,000   Bergen Brunswig Corp., Class A ........................       48,875
                                                                      ----------
                                                                         122,225
                                                                      ----------
            ENTERTAINMENT - 0.74%
      700   Time Warner, Inc. .....................................       45,150
                                                                      ----------
            FINANCIAL SERVICES - 2.28%
    1,000   CIT Group, Inc. .......................................       29,500
    1,400   Countrywide Credit Industries, Inc. ...................       53,025
    2,300   Heller Financial, Inc. ................................       55,630
                                                                      ----------
                                                                         138,155
                                                                      ----------
            FOODS - 1.75%
      800   Dean Foods Co. ........................................       29,150
    1,000   IBP, Inc. .............................................       22,500
    1,000   Quaker Oats Co. .......................................       54,625
                                                                      ----------
                                                                         106,275
                                                                      ----------
            GOVERNMENT SPONSORED - 1.73%
    1,500   Federal National Mortgage Association..................      105,000
                                                                      ----------
            HEALTHCARE - 1.04%
      800 * Wellpoint Health Networks, Inc. .......................       63,100
                                                                      ----------
            HEAVY DUTY TRUCKS/PARTS - 0.64%
      900 * Navistar International Corp. ..........................       38,700
                                                                      ----------

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE
--------------------------------------------------------------------------------
            HOUSEHOLD PRODUCTS - 1.00%
    1,900   Premark International, Inc. ...........................   $   60,681
                                                                      ----------
            INFORMATION PROCESSING -
            DATA SERVICES - 7.89%
      700   Adobe Systems, Inc. ...................................       28,175
    1,900   Diebold, Inc. .........................................       55,456
    1,300   International Business Machine.........................      221,000
    1,800 * Seagate Technology.....................................       52,088
    1,100 * Sterling Software, Inc. ...............................       28,050
    1,300 * Tech Data Corp. .......................................       22,100
    2,400   Unisys Corp. ..........................................       71,550
                                                                      ----------
                                                                         478,419
                                                                      ----------
            INSURANCE - CASUALTY - 0.98%
    1,800   Everest Reinsurance Holdings...........................       59,738
                                                                      ----------
            INSURANCE - MISCELLANEOUS - 1.18%
      500   Ambac Financial Group, Inc. ...........................       28,000
    1,100   Fremont General Corp. .................................       21,725
      500   PMI Group, Inc. .......................................       21,563
                                                                      ----------
                                                                          71,288
                                                                      ----------
            INSURANCE - MULTILINE - 4.58%
    2,500   Allstate Corp. ........................................       93,750
    1,200   American International Group, Inc. ....................      136,725
    2,500   Old Republic International Corp. ......................       47,031
                                                                      ----------
                                                                         277,506
                                                                      ----------
            LEISURE TIME - 0.91%
    1,400 * Sabre Group Holdings, Inc. ............................       54,950
                                                                      ----------
            MACHINERY - INDUSTRIAL/SPECIALTY - 1.02%
    1,300   Ingersoll-Rand Co. ....................................       61,750
                                                                      ----------
            MERCHANDISE - SPECIALTY - 1.00%
      300 * Best Buy Co., Inc. ....................................       27,825
      600   Circuit City Stores, Inc. .............................       32,550
                                                                      ----------
                                                                          60,375
                                                                      ----------
            MERCHANDISING - DEPARTMENT - 1.03%
    2,500   Dillards, Inc. Class A.................................       62,188
                                                                      ----------
            MERCHANDISING - FOOD - 1.13%
    1,200   Albertsons, Inc. ......................................       68,400
                                                                      ----------
            MERCHANDISING - MASS - 1.21%
    4,200 * KMart Corp. ...........................................       73,500
                                                                      ----------

--------------------------------------------------------------------------------

 February 28, 1999 (Unaudited)                                               21
            LARGE CAP VALUE FUND - STATEMENT OF NET ASSETS CONTINUED

 NUMBER                                                                  MARKET
OF SHARES                                                                VALUE
--------------------------------------------------------------------------------
            METALS - MISCELLANEOUS - 0.47%
    1,600   Engelhard Corp.........................................   $   28,500
                                                                      ----------
            MISCELLANEOUS - 0.62%
    1,000   BB&T Corp..............................................       37,875
                                                                      ----------
            NATURAL GAS - DIVERSIFIED - 0.52%
    1,500   K N Energy, Inc........................................       31,406
                                                                      ----------
            OIL - INTEGRATED DOMESTIC - 1.43%
      700   Amerada Hess Corp. ....................................       31,763
    1,000   Burlington Resources, Inc..............................       32,375
      800   Kerr-McGee Corp. ......................................       22,850
                                                                      ----------
                                                                          86,988
                                                                      ----------
            OIL - INTEGRATED INTERNATIONAL - 5.21%
      500   Chevron Corp...........................................       38,438
    2,800   Exxon Corp.............................................      186,374
      600   Mobil Corp.............................................       49,912
      800   Murphy Oil Corp.. .....................................       27,350
      300   Texaco, Inc............................................       13,969
                                                                      ----------
                                                                         316,043
                                                                      ----------
            OIL/GAS PRODUCERS - 0.98%
    1,300   Apache Corp............................................       25,919
    1,700   Ultramar Diamond Shamrock..............................       33,575
                                                                      ----------
                                                                          59,494
                                                                      ----------
            PAPER/FOREST PRODUCTS - 0.45%
    1,500   Louisiana Pacific Corp................................        27,563
                                                                      ----------
            POLLUTION CONTROL - 0.81%
    1,000   Waste Management, Inc.................................        48,875
                                                                      ----------
            PUBLISHING/PRINTING - 1.01%
    1,800   Deluxe Corp...........................................        60,975
                                                                      ----------
            RAILROAD - 0.82%
    1,500   Burlington Northern Santa Fe..........................        49,688
                                                                      ----------
            RESTAURANTS - 1.23%
    1,200 * Tricon Global Restaurants, Inc........................        74,400
                                                                      ----------
            SECURITIES RELATED - 2.53%
      800   Lehman Brothers Holdings, Inc.........................        42,400
      500   Merrill Lynch & Co., Inc..............................        38,375


  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE
--------------------------------------------------------------------------------
            SECURITIES RELATED - Continued
      800   Morgan Stanley Dean Witter Discover....................     $ 72,400
                                                                      ----------
                                                                         153,175
                                                                      ----------
            TELECOMMUNICATIONS - 1.36%
    1,000 * MCI Worldcom, Inc. ....................................       82,500
                                                                      ----------
            UTILITIES - COMMUNICATION - 12.67%
    2,400   AT&T - Liberty Media Group.............................      197,100
    1,000   Ameritech Corp. .......................................       65,375
    2,500   Bell Atlantic Corp. ...................................      143,594
    3,000   BellSouth Corp. .......................................      138,750
    1,500   GTE Corp. .............................................       97,312
    2,400   SBC Communications, Inc. ..............................      126,900
                                                                      ----------
                                                                         769,031
                                                                      ----------
            UTILITIES - ELECTRIC - 5.59%
    1,000   Allegheny Energy, Inc. ................................       29,687
      900   Ameren Corp. ..........................................       33,580
    1,000   Baltimore Gas and Electric Co. ........................       25,625
    1,000 * Calenergy, Inc. .......................................       28,063
    1,300   Central & South West Corp. ............................       32,256
    1,100   Cinergy Corp. .........................................       32,106
    1,300   Conectiv, Inc. ........................................       27,544
      800   DTE Energy Co. ........................................       31,600
    1,100   FirstEnergy Corp. .....................................       32,175
      900   GPU, Inc. .............................................       35,888
      800   Public Service Enterprise Group, Inc...................       30,400
                                                                      ----------
                                                                         338,924
                                                                      ----------
            UTILITIES - GAS DISTRIBUTION - 0.47%
    1,600   MCN Energy Group, Inc. ................................       28,500
                                                                      ----------
            TOTAL COMMON STOCK
            (Cost $5,214,453)......................................    6,026,777
                                                                      ----------
            TOTAL INVESTMENT
            (Cost $5,214,453) - 99.36%.............................    6,026,777

            Other assets less liabilities,
            net - 0.64%............................................       38,580
                                                                      ----------
            NET ASSETS (equivalent
            to $12.14 per share on
            499,500 shares
            outstanding) - 100.00%.................................   $6,065,357
                                                                      ----------
            *Non-income producing

--------------------------------------------------------------------------------

NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $.01 par value per share,
unlimited authorized shares, 499,500 shares outstanding............. $    4,995
Additional paid in capital..........................................  4,983,466
Undistributed net realized gain on securities.......................    264,507
Undistributed net investment income.................................         65
Unrealized appreciation of securities...............................    812,324
                                                                     ----------
NET ASSETS APPLICABLE TO
SHARES OUTSTANDING.................................................. $6,065,357
                                                                     ----------

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

 22         LARGE CAP VALUE FUND - FINANCIAL STATEMENTS (Unaudited)

STATEMENT OF OPERATIONS
For the six months ended February 28, 1999



INVESTMENT INCOME:
Dividends..........................................................  $   53,149
Interest...........................................................       2,341
                                                                     ----------
 Total investment income...........................................      55,490
                                                                     ----------
EXPENSES:
Advisory fees......................................................      14,323
Custodian fees.....................................................      10,671
Administrative service fee.........................................       7,162
Audit fees and tax services........................................       6,827
Trustees' fees and expenses........................................       1,883
Report to shareholders.............................................         595
Accounting services................................................         859
Pricing services...................................................         580
Miscellaneous......................................................         272
                                                                     ----------
 Total expenses....................................................      43,172
 Expense reimbursement (see Note 3)................................     (19,395)
                                                                     ----------
 Net expenses......................................................      23,777
                                                                     ----------
NET INVESTMENT INCOME..............................................      31,713
                                                                     ----------
REALIZED AND UNREALIZED GAIN ON SECURITIES:
Net realized gain on securities....................................     264,507
Net unrealized appreciation of securities during the period........     812,324
                                                                     ----------
 Net realized and unrealized gain on securities during the period..   1,076,831
                                                                     ----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...................  $1,108,544
                                                                     ----------


STATEMENT OF CHANGE IN NET ASSETS

                                                 For the        For the period
                                            six months ended   August 26, 1998
                                            February 28, 1999 to August 31, 1998
                                           -------------------------------------
OPERATIONS:
Net investment income.....................     $   31,713           $    -
Net realized gain on securities...........        264,507                -
Net unrealized appreciation of securities
 during the period........................        812,324                -
                                           -------------------------------------
 Increase in net assets resulting from
  operations..............................      1,108,544                -
                                           -------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.....................        (31,648)               -
Net realized gain on securities...........              -                -
                                           -------------------------------------
 Decrease in net assets resulting from
  distributions
  to shareholders.........................        (31,648)               -
                                           -------------------------------------
SHARE TRANSACTIONS:
Proceeds from shares sold.................      5,083,555            3,867
Proceeds from shares issued for
 distributions reinvested.................         31,648                -
                                           -------------------------------------
                                                5,115,203            3,867
Cost of shares repurchased................       (130,609)               -
                                           -------------------------------------
 Increase in net assets resulting from
  share transactions......................      4,984,594            3,867
                                           -------------------------------------
TOTAL INCREASE IN NET ASSETS..............      6,061,490            3,867
NET ASSETS:
Beginning of period.......................          3,867                -
                                           -------------------------------------
End of period (including undistributed net
 investment income of $65 and $0).........     $6,065,357           $3,867
                                           -------------------------------------
CHANGE IN SHARES OUTSTANDING:
Shares sold...............................        506,957              387
Shares issued for distributions
 reinvested...............................          2,597                -
Shares repurchased........................        (10,441)               -
                                           -------------------------------------
 Increase in shares outstanding...........        499,113              387
Shares outstanding:
 Beginning of period......................            387                -
                                           -------------------------------------
 End of period............................        499,500              387
                                           -------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

 February 28, 1999 (Unaudited)                                              23
                  MID CAP VALUE FUND - STATEMENT OF NET ASSETS

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE
--------------------------------------------------------------------------------
            COMMON STOCK - 93.83%

            AEROSPACE/DEFENSE - 1.44%
    1,800   Raytheon Co., Class A..................................   $   95,175
                                                                      ----------
            AIRLINES - 1.36%
    2,600 * Continental Airlines, Inc., Class B....................       90,025
                                                                      ----------
            AUTO - CARS - 3.83%
    1,700 * Delphi Automotive Systems Corp.........................       31,344
    1,200   General Motors Corp. ..................................       99,075
    2,600 * General Motors Corp., Class H..........................      122,688
                                                                      ----------
                                                                         253,107
                                                                      ----------
            AUTO - ORIGINAL EQUIPMENT - 0.91%
    1,700 * Lear Corp. ............................................       60,031
                                                                      ----------
            AUTO - REPLACEMENT PARTS - 1.11%
    2,100   AutoZone, Inc. ........................................       73,500
                                                                      ----------
            BANKS - OTHER - 1.48%
    1,500   BankAmerica Corp. .....................................       97,969
                                                                      ----------
            BANKS - REGIONAL - 5.30%
    3,700   Bank One Corp. ........................................      198,875
    1,900   Chase Manhattan Corp. .................................      151,287
                                                                      ----------
                                                                         350,162
                                                                      ----------
            BEVERAGE - BREWERS/DISTRIBUTORS - 1.63%
    1,400   Anheuser-Busch Companies, Inc. ........................      107,362
                                                                      ----------
            BROADCASTING - 2.56%
    3,100 * Media One Group, Inc. .................................      168,950
                                                                      ----------
            CHEMICAL - MAJOR - 0.54%
      700   E.I. du Pont de Nemours and Co. .......................       35,919
                                                                      ----------
            CHEMICAL - MISCELLANEOUS - 1.43%
    2,700   Praxair, Inc. .........................................       94,331
                                                                      ----------
            CONTAINERS - METAL/GLASS - 0.69%
    1,900 * Owens-Illinois, Inc. ..................................       45,481
                                                                      ----------
            DRUGS - 5.31%
    2,500 * ALZA Corp. ............................................      131,094
    2,500   American Home Products Corp. ..........................      148,750
    1,700 * Centocor, Inc. ........................................       70,656
                                                                      ----------
                                                                         350,500
                                                                      ----------

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE
--------------------------------------------------------------------------------
            ELECTRICAL EQUIPMENT - 0.72%
    1,000 * Teradyne, Inc. ........................................   $   47,625
                                                                      ----------
            FINANCE COMPANIES - 1.23%
    2,000   Household International, Inc. .........................       81,250
                                                                      ----------
            FINANCIAL SERVICES - 1.82%
    3,200   Countrywide Credit Industries, Inc. ...................      121,200
                                                                      ----------
            FOODS - 5.12%
    3,200   ConAgra, Inc. .........................................       96,400
      400   Diageo Plc ............................................       18,100
    3,200   Nabisco Holdings Corp Class A..........................      142,000
    3,000   Sara Lee Corp. ........................................       81,562
                                                                      ----------
                                                                         338,062
                                                                      ----------
            GOVERNMENT SPONSORED - 2.40%
    3,700   SLM Holding Corp. .....................................      158,637
                                                                      ----------
            HEALTHCARE - 1.03%
    1,000   Mckesson HBOC, Inc. ...................................       68,000
                                                                      ----------
            HOSPITAL MANAGEMENT - 1.25%
    4,200 * Tenet Healthcare Corp. ................................       82,688
                                                                      ----------
            HOSPITAL SUPPLIES - 4.32%
    2,200   Baxter International, Inc. ............................      154,825
    2,400   Becton, Dickinson and Co. .............................       80,400
    1,900 * Boston Scientific Corp. ...............................       50,350
                                                                      ----------
                                                                         285,575
                                                                      ----------
            INFORMATION PROCESSING - 0.86%
    3,700   Parametric Technology Corp. ...........................       56,887
                                                                      ----------
            INFORMATION PROCESSING -
            COMPUTER HARDWARE SYSTEMS - 6.60%
    1,600   Hewlett Packard Co. ...................................      106,300
      800   International Business Machine.........................      136,000
    2,400 * Quantum Corp. .........................................       39,450
    2,800   Xerox Corp. ...........................................      154,525
                                                                      ----------
                                                                         436,275
                                                                      ----------
            INFORMATION PROCESSING -
            DATA SERVICES - 1.85%
    2,900   Computer Associates International......................      121,800
                                                                      ----------
            INSURANCE - CASUALTY - 0.33%
      400   NAC Re Corp. ..........................................       21,625
                                                                      ----------

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE
--------------------------------------------------------------------------------
            INSURANCE - LIFE - 1.23%
    1,100   Aetna, Inc. ...........................................   $   81,469
                                                                      ----------
            INSURANCE - MISCELLANEOUS - 1.20%
    2,900   Ace Limited............................................       79,025
                                                                      ----------
            INSURANCE - MULTILINE - 4.14%
      800   Allstate Corp. ........................................       30,000
    2,400   CIGNA Corp. ...........................................      188,400
      900   XL Capital Limited.....................................       55,125
                                                                      ----------
                                                                         273,525
                                                                      ----------
            LEISURE TIME - 1.06%
    3,600 * Mirage Resorts, Inc. ..................................       70,200
                                                                      ----------
            LODGING - 0.79%
    4,800   Host Marriott Corp. ...................................       51,900
                                                                      ----------
            MERCHANDISE - SPECIALTY - 2.29%
    1,800 * Consolidated Stores Corp. .............................       45,338
    1,900   Tandy Corp. ...........................................      105,688
                                                                      ----------
                                                                         151,026
                                                                      ----------
            METALS - STEEL - 0.76%
    2,300   AK Steel Holding Corp. ................................       50,169
                                                                      ----------
            OIL - INTEGRATED INTERNATIONAL - 2.51%
      700   Chevron Corp. .........................................       53,813
    2,400   Texaco Inc. ...........................................      111,750
                                                                      ----------
                                                                         165,563
                                                                      ----------
            OIL - SERVICES - 1.26%
    2,700   McDermott International, Inc. .........................       53,831
      600   Schlumberger, Ltd. ....................................       29,138
                                                                      ----------
                                                                          82,969
                                                                      ----------
            PUBLISHING - NEWS - 2.04%
    2,800   News Corp., Ltd. - ADR.................................       73,500
    1,500   Scripps Co. ...........................................       61,500
                                                                      ----------
                                                                         135,000
                                                                      ----------
            PUBLISHING/PRINTING - 1.25%
    1,800   Harcourt General, Inc. ................................       82,462
                                                                      ----------
            REAL ESTATE INVESTMENT TRUSTS - 0.71%
    4,400   Indymac Mortgage Holdings..............................       46,750
                                                                      ----------

--------------------------------------------------------------------------------

 24                                  February 28, 1999 (Unaudited)
             MID CAP VALUE FUND - STATEMENT OF NET ASSETS CONTINUED

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE
--------------------------------------------------------------------------------
             SECURITIES RELATED - 0.89%
      650    Morgan Stanley Dean Witter Discover...................   $   58,825
                                                                      ----------
             SEMICONDUCTORS - 1.22%
      900    Texas Instruments, Inc. ..............................       80,269
                                                                      ----------
             TELECOMMUNICATIONS - 6.25%
    3,000 *  Loral Space & Communications Ltd......................       54,000
    2,100 *  MCI Worldcom Inc......................................      173,250
    3,200    Northern Telecom Ltd..................................      185,800
                                                                      ----------
                                                                         413,050
                                                                      ----------
             TOBACCO - 0.71%
    1,200    Philip Morris Companies, Inc. ........................       46,950
                                                                      ----------
             UTILITIES - COMMUNICATION - 3.52%
      500    AT&T - Liberty Media Group ...........................       41,062
    1,300    Bell Atlantic Corp. ..................................       74,669
    1,800    GTE Corp. ............................................      116,775
                                                                      ----------
                                                                         232,506
                                                                      ----------
             UTILITIES - ELECTRIC - 3.83%
    1,000    PG&E Corp. ...........................................       31,500
    2,800    Texas Utilities Co. ..................................      118,825
    2,900    Unicom Corp. .........................................      103,131
                                                                      ----------
                                                                         253,456
                                                                      ----------
             UTILITIES - GAS, DISTRIBUTION - 1.04%
    3,300    Tosco Corp. ..........................................       68,269
                                                                      ----------
             UTILITIES - GAS, PIPELINE - 2.02%
    3,600    Williams Companies, Inc. .............................      133,200
                                                                      ----------
             TOTAL COMMON STOCK
             (Cost $5,691,373).....................................    6,198,719
                                                                      ----------
    PAR
   VALUE
 ---------
             CORPORATE SHORT TERM
             COMMERCIAL PAPER - 7.16%
             CHEMICAL - MAJOR - 2.66%
 $176,000    Eastman Chemical Co., 5.00% due
             03/01/99..............................................      176,000
                                                                      ----------

   PAR                                                                 MARKET
  VALUE                                                                VALUE
--------------------------------------------------------------------------------
          OIL/GAS PRODUCERS - 4.50%
 $297,000 Sonat, Inc., 4.98% due
          03/01/99................................................    $ 297,000
                                                                     ----------
          TOTAL CORPORATE SHORT TERM
          (Cost $473,000) - 7.16%.................................      473,000
                                                                     ----------
          TOTAL INVESTMENTS
          (Cost $6,164,373) - 101.00%.............................    6,671,719
          Other assets less liabilities,
          net - (1.00%)...........................................      (30,853)
                                                                     ----------
          NET ASSETS - (equivalent
          $12.37 per share on
          536,869 shares
          outstanding) - 100.00%..................................   $6,640,866
                                                                     ----------
          *Non-income producing

NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $.01 par value per share, unlimited
  shares authorized, 536,869 shares outstanding....................  $    5,369
Additional paid in capital.........................................   5,446,209
Undistributed net realized gain on securities......................     682,018
Accumulated net investment loss....................................         (76)
Unrealized appreciation of securities..............................     507,346
                                                                     ----------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING........................  $6,640,866
                                                                     ----------

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

             MID CAP VALUE FUND - FINANCIAL STATEMENTS (Unaudited) 25

STATEMENT OF OPERATIONS
For the six months ended February 28, 1999



INVESTMENT INCOME:
Dividends........................................................... $   59,177
Interest............................................................      6,007
                                                                     ----------
 Total investment income............................................     65,184
                                                                     ----------
EXPENSES:
Advisory fees.......................................................     21,805
Custodian fees......................................................     10,680
Administrative service fee..........................................      7,268
Audit fees and tax services.........................................      6,928
Trustees' fees and expenses.........................................      1,911
Report to shareholders..............................................        647
Accounting services.................................................        872
Pricing services....................................................        586
Miscellaneous.......................................................        277
                                                                     ----------
 Total expenses.....................................................     50,974
 Expense Reimbursement (see Note 3).................................    (19,865)
                                                                     ----------
 Net expenses.......................................................     31,109
                                                                     ----------
NET INVESTMENT INCOME...............................................     34,075
                                                                     ----------
REALIZED AND UNREALIZED GAIN ON SECURITIES:
Net realized gain on securities.....................................    821,822
Net unrealized appreciation of securities during the period.........    507,346
                                                                     ----------
 Net realized and unrealized gain on securities during the period...  1,329,168
                                                                     ----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.................... $1,363,243
                                                                     ----------

STATEMENT OF CHANGES IN NET ASSETS

                                                For the        For the period
                                           six months ended   August 26, 1998
                                           February 28, 1998 to August 31, 1998
                                           ------------------------------------
OPERATIONS:
Net investment income....................     $   34,075           $    -
Net realized gain on securities..........        821,822                -
Net unrealized appreciation of securities
during the period........................        507,346                -
                                           ------------------------------------
 Increase in net assets resulting from
 operations..............................      1,363,243                -
                                           ------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income ...................        (34,151)               -
Net realized gain on securities .........       (139,804)               -
                                           ------------------------------------
 Decrease in net assets resulting from
 distributions to shareholders...........       (173,955)               -
                                           -------------------------------------
SHARE TRANSACTIONS:
Proceeds from shares sold................      5,352,737            5,267
Proceeds from shares issued for
distributions reinvested.................        173,955                -
                                           ------------------------------------
                                               5,526,692            5,267
Cost of shares repurchased...............        (80,381)               -
                                           ------------------------------------
 Increase in net assets resulting from
 share transactions......................      5,446,311            5,267
                                           ------------------------------------
TOTAL INCREASE IN NET ASSETS.............      6,635,599            5,267
NET ASSETS:
Beginning of period......................          5,267                -
                                           ------------------------------------
End of period (including undistributed
net investment income of $(76) and $0)...     $6,640,866           $5,267
                                           ------------------------------------
CHANGE IN SHARES OUTSTANDING:
Shares sold..............................        528,596              527
Shares issued for distributions
reinvested...............................         14,159                -
Shares repurchased.......................         (6,413)               -
                                           ------------------------------------
 Increase in shares outstanding .........        536,342              527
Shares outstanding:
 Beginning of period.....................            527                -
                                           ------------------------------------
 End of period...........................        536,869              527
                                           ------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

 26                                  February 28, 1999 (Unaudited)
                 SMALL CAP VALUE FUND - STATEMENT OF NET ASSETS

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE
--------------------------------------------------------------------------------
            COMMON STOCK - 96.62%
            AEROSPACE/DEFENSE - 0.45%
      200 * Aviall, Inc. ..........................................   $    2,763
      100 * Fairchild Corp. Class A................................        1,206
      200   Gencorp, Inc. .........................................        4,013
      100 * Moog, Inc. ............................................        3,188
      100   Primex Technologies, Inc. .............................        4,156
      200 * Remec, Inc. ...........................................        3,438
      100 * Sequa Corp. Class A....................................        4,705
                                                                      ----------
                                                                          23,469
                                                                      ----------
            AIRLINES - 0.75%
      200 * Airtran Holdings, Inc. ................................          675
      200 * Alaska Air Group, Inc. ................................       10,138
      300 * American West Holdings Corp. Class B...................        5,100
      400   Atlantic Coast Airlines Holdings.......................       12,850
      100   Circle International Group, Inc. ......................        1,713
      100 * Mesa Airlines, Inc. ...................................          681
      100 * Midwest Express Holdings, Inc. ........................        2,688
      100   SkyWest, Inc. .........................................        3,144
      400 * Transport World Airls, Inc ............................        2,374
                                                                      ----------
                                                                          39,363
                                                                      ----------
            APPAREL & PRODUCTS - 1.39%
      100 * Ann Taylor Stores Corp. ...............................        3,781
      100   Blair Corp. ...........................................        1,919
      200   Cato Corp. Class A.....................................        1,900
      100 * Donna Karan International, Inc. .......................          625
      100 * Dress Barn, Inc. ......................................        1,300
      200 * Footstar, Inc. ........................................        5,100
      100 * Galey & Lord, Inc......................................          469
      100 * Gymboree Corp. ........................................        1,050
    8,200 * Hartmarx Corp. ........................................       35,363
      200   Kellwood Co. ..........................................        5,113
      100   Land's End, Inc. ......................................        3,031
      100 * Oakley, Inc. ..........................................          831
      200   Phillips-Van Heusen Corp. .............................        1,213
      100   Talbots, Inc. .........................................        2,418
      100   Tanger Factory Outlet Centers, Inc.....................        1,993
      100   UniFirst Corp. ........................................        2,250
      100 * Urban Outfitters, Inc. ................................        1,225
                                                                      ----------
                                                                          69,581
                                                                      ----------

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE
--------------------------------------------------------------------------------
            APPLIANCES/FURNISHINGS - 0.52%
      100   Bassett Furniture Industries...........................   $    2,150
      300 * Griffon Corp. .........................................        2,700
      100   Haverty Furniture Cos, Inc.............................        2,250
      400   Heilig-Meyers Co. .....................................        2,600
      100   Hussmann International, Inc. ..........................        1,412
      300   Kimball International, Inc. Class B....................        4,875
      300   La-Z-Boy Chair Co. ....................................        5,588
      300 * Metromedia International Group.........................        1,744
      100   National Presto Industries.............................        3,700
                                                                      ----------
                                                                          27,019
                                                                      ----------
            AUTO - CARS - 0.17%
      200 * Avis Rent A Car,Inc. ..................................        4,587
      100 * Budget Group, Inc. ....................................        1,169
      200 * Dollar Thirty Automotive ..............................        2,375
      100 * United Auto Group, Inc. ...............................          738
                                                                      ----------
                                                                           8,869
                                                                      ----------
            AUTO - ORIGINAL EQUIPMENT - 0.56%
      200 * Allen Telecom, Inc. ...................................          962
      100   Arvin Industries, Inc. ................................        3,625
      200 * Breed Technologies, Inc. ..............................          812
      200 * Delco Remy International, Inc. ........................        1,975
      100   Donaldson Co., Inc. ...................................        1,806
      400   Mark IV Industries, Inc. ..............................        6,025
      100 * Miller Industries, Inc. ...............................          538
      100   Modine Manufacturing Co. ..............................        2,800
      200   Superior Industries International, Inc. ...............        4,950
      300 * Tower Automotive, Inc. ................................        5,588
                                                                      ----------
                                                                          29,081
                                                                      ----------
            AUTO - REPLACEMENT PARTS - 1.64%
      200 * Aftermarket Technology Corp. ..........................        1,056
    1,450   Borg-Warner Automotive, Inc............................       63,166
      400 * Collins & Aikman Corp. ................................        2,025
      100 * Discount Auto Parts, Inc. .............................        2,144
      100   Kaydon Corp. ..........................................        3,050
      100   Myers Industries, Inc. ................................        1,950
      100   Simpson Industries, Inc. ..............................          931
      100   Smith A. O. Corp. .....................................        2,131
      100 * SPX Corp. .............................................        5,713
      100   Standard Motor Products, Inc. .........................        2,144
      100   Standard Products Co. Class A..........................        1,500
                                                                      ----------
                                                                          85,810
                                                                      ----------

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE
--------------------------------------------------------------------------------
            BANKS - OTHER - 0.11%
      150   First Merchants Corp...................................   $    3,319
      100   Irwin Financial Corp. .................................        2,269
                                                                      ----------
                                                                           5,588
                                                                      ----------
            BANKS - REGIONAL - 12.97%
      200   AMCORE Financial, Inc. ................................        4,668
      100   Area Bancshares Corporation ...........................        2,663
      100   Bsb Bancorp, Inc.......................................        2,688
      100   BT Financial Corp. ....................................        2,838
      300   BancorpSouth, Inc. ....................................        5,044
      100   BancWest Corp. ........................................        3,918
      200 * Bank Plus Corp. .......................................          875
      200   Bank Atlantic Bancorp Class B..........................        1,575
      100   Banknorth Group, Inc. .................................        2,675
      100   CNB Bancshares, Inc. ..................................        4,019
      200   Carolina First Corp. ..................................        4,125
      125   Chemical Financial Corp. ..............................        3,859
      200   Citizens Banking Corp. ................................        6,600
      105   Commerce Bancorp, Inc. ................................        4,673
      400   Commercial Federal Corp. ..............................        8,725
      100   Commonwealth Bancorp, Inc. ............................        1,500
      100   Community Bank System, Inc. ...........................        2,618
    2,000   Community First Bankshares.............................       39,000
      100   Community Trust Bancorp................................        2,341
      100   Corus Bankshares, Inc. ................................        3,288
      200   Cullen/Frost Bankers, Inc. ............................        9,463
      100   F&M Bancorporation, Inc. ..............................        3,313
      200   F&M National Corp. ....................................        5,563
      100   FNB Corp. .............................................        2,293
    5,700   Fidelity National Corp.................................       44,887
      100   First American Financial Corp. Class A.................        2,344
      100   First Commerce Bancshares, Inc. Class B................        2,625
      200   First Commonwealth Financial...........................        4,313
      200   First Federal Capital Corp ............................        2,750
      110   First Financial Bankshares.............................        3,548
    1,150   First Midwest Bancorp, Inc. ...........................       42,047
      100 * First Republic Bank....................................        2,413
      100   First United Bancshares................................        1,638
      100   First Western Bancorp, Inc. ...........................        3,100
      100   GBC Bancorp............................................        2,125
      110   Grand Premier Financial, Inc. .........................        1,238
      100   HUBCO, Inc. ...........................................        3,281
      400   Independence Community Bank............................        6,100

--------------------------------------------------------------------------------

 February 28, 1999 (Unaudited)                                             27
            SMALL CAP VALUE FUND - STATEMENT OF NET ASSETS CONTINUED

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE
--------------------------------------------------------------------------------
            BANKS - REGIONAL - Continued
      100   Independent Bank Corp. ................................   $    1,505
    4,100   InterWest Bancorp, Inc. ...............................       94,043
      100   JeffBanks, Inc. .......................................        2,075
      105   NBT Bancorp, Inc. .....................................        2,348
      100   National Bancorp of Alaska.............................        2,925
      200   Ocean Financial Corp. .................................        2,975
      105   Old National Bancorp Indiana...........................        4,869
      200   One Valley Bancorp of West Va. ........................        6,500
      100 * PFF Bancorp, Inc. .....................................        1,750
      200   Peoples Bancorp, Inc. .................................        1,950
    3,150   Premier Bancshares, Inc. ..............................       63,000
      100   Riggs National Corp. ..................................        1,850
      300   Roslyn Bancorp, Inc. ..................................        4,892
      300   St. Paul Bancorp, Inc. ................................        6,563
      100   Sterling Bancorp.......................................        2,074
      200   Susquehanna Bancshares, Inc. ..........................        3,613
    2,000   UMB Financial Corp. ...................................       87,750
      200   UST Corp. .............................................        4,187
    2,200   United Bankshares, Inc., WV............................       53,075
      110   United National Bancorp................................        2,516
      100   U.S. Bancorp, Inc. ....................................        1,763
      100   Vermont Financial Services.............................        2,819
    1,900   Webster Financial Corp. ...............................       58,069
      110   West Coast Bancorp.....................................        2,173
      200   Westamerica Bankcorporation............................        6,700
      100   Westcorp...............................................          825
      100   Western Bancorp........................................        3,080
      100   Whitney Holding Corp. .................................        3,275
                                                                      ----------
                                                                         679,896
                                                                      ----------
            BEVERAGE - BREWERS/DISTRIBUTORS - 1.74%
    1,300 * Canandaigua Brands, Inc. Class A.......................       69,388
      300   Coors Adolph, Class B..................................       17,868
      100 * Robert Mondavi Corp. Class A...........................        3,438
                                                                      ----------
                                                                          90,694
                                                                      ----------
            BROADCASTING - 1.10%
      100 * Adelphia Communications Corp., Class A.................        5,638
      200 * ANTEC Corp. ...........................................        5,574
      900 * Cox Radio, Inc. Class A................................       39,713
      100 * Jones Intercable, Inc. ................................        4,050
      100 * On Command Corp. ......................................        1,000
      200 * Paxson Communications Corp. ...........................        1,650
                                                                      ----------
                                                                          57,625
                                                                      ----------

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE
--------------------------------------------------------------------------------
            BUILDING MATERIALS - 3.74%
      200   Apogee Enterprises, Inc. ..............................   $    1,750
      800   Centex Construction Production ........................       28,550
      100 * Dal-Tile International, Inc. ..........................          919
      200   Fedders USA, Inc. .....................................        1,100
      100   Florida Rock Industries, Inc. .........................        2,800
      100 * Giant Cement Holding, Inc. ............................        1,963
      200   Interface, Inc. Class A ...............................        1,906
    2,600   Lone Star Industries, Inc. ............................       85,800
    2,650 * Nortek, Inc. ..........................................       68,900
      100   Texas Industries, Inc. ................................        2,462
                                                                      ----------
                                                                         196,150
                                                                      ----------
            CHEMICAL - MAJOR - 0.17%
      160   Albemarle Corp. .......................................        3,780
      100   Chemed Corp. ..........................................        2,955
      200 * Polymer Group, Inc. ...................................        2,013
                                                                      ----------
                                                                           8,748
                                                                      ----------
            CHEMICAL - MISCELLANEOUS - 1.01%
      100 * Airgas, Inc. ..........................................          900
      100   Cambrex Corp. .........................................        2,393
      200   ChemFirst, Inc. .......................................        3,800
      200   Dexter Corp. ..........................................        5,550
      400   Ethyl Corp. ...........................................        1,950
      200   Ferro Corp. ...........................................        4,275
      100 * Foamex International, Inc. ............................          962
      100   H.B. Fuller Co. .......................................        4,238
      100   General Chemical Group, Inc. ..........................        1,537
      200   Geon, Co. .............................................        4,563
      100   Georgia Gulf Corp. ....................................        1,513
      100   Lawter International, Inc. ............................          713
      300   M.A. Hanna Co. ........................................        3,300
      200   Minerals Technologies Inc. ............................        8,588
      100   NL Industries, Inc. ...................................          968
      100 * Octel Corp. ...........................................        1,344
      100   OM Group, Inc. ........................................        2,906
      200   A. Schulman, Inc. .....................................        3,300
                                                                      ----------
                                                                          52,800
                                                                      ----------
            CONGLOMERATES - 0.28%
      300   Alexander & Baldwin, Inc. .............................        5,925
      100 * MAXXAM, Inc. ..........................................        5,850
      100 * PEC Israel Economic Corp. .............................        2,931
                                                                      ----------
                                                                          14,706
                                                                      ----------

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE
--------------------------------------------------------------------------------
            CONSUMER FINANCE - 0.18%
      300 * Arcadia Financial Ltd. ................................   $    1,144
      100   Chittenden Corp. ......................................        2,750
      200 * IMC Mortgage Co. ......................................           81
      200   WesBanco, Inc. ........................................        5,725
                                                                      ----------
                                                                           9,700
                                                                      ----------
            CONTAINERS - METAL/GLASS - 0.39%
      100   AptarGroup, Inc. ......................................        2,738
      200   Ball Corp. ............................................        8,374
      100   CLARCOR, Inc. .........................................        1,825
      100 * CSS Industries, Inc. ..................................        2,550
      100   Greif Brothers Corp., Class A..........................        2,813
      100 * Silgan Holdings, Inc. .................................        2,219
                                                                      ----------
                                                                          20,519
                                                                      ----------
            CONTAINERS - PAPER - 0.82%
    1,200   Chesapeake Corp. ......................................       37,800
      100   Rock-Tenn Co., Class A.................................        1,725
      200 * Shorewood Packaging Corp. .............................        3,638
                                                                      ----------
                                                                          43,163
                                                                      ----------
            COSMETICS/TOILETRIES - 0.05%
      200 * Playtex Products, Inc. ................................        2,825
                                                                      ----------
            DRUGS - 0.59%
      100   ALPharma Inc., Class A.................................        3,788
      100   Bindley Western Industries ............................        2,631
      200   Carter-Wallace, Inc. ..................................        3,275
      300 * Gensia, Inc. ..........................................        1,388
      100 * Guilford Pharmaceuticals, Inc. ........................        1,268
      100   Herbalife International, Inc., Class A.................        1,338
      500 * IVAX Corp. ............................................        7,375
      100 * Neurogen Corp. ........................................        1,187
      200 * Regeneron Pharmaceuticals, Inc. .......................        1,550
      200 * Roberts Pharmaceutical Corp. ..........................        4,525
      100 * Vertex Pharmaceuticals, Inc. ..........................        2,350
                                                                      ----------
                                                                          30,675
                                                                      ----------
            ELECTRICAL EQUIPMENT - 0.61%
      400   Avista Corp ...........................................        6,550
      200 * BancTec, Inc. .........................................        2,813
      100   Belden, Inc. ..........................................        1,806
      100 * Benchmark Electronics, Inc ............................        3,000
      100   DT Industries, Inc. ...................................        1,100

--------------------------------------------------------------------------------

 28                                  February 28, 1999 (Unaudited)
            SMALL CAP VALUE FUND - STATEMENT OF NET ASSETS CONTINUED

  NUMBER                                                            MARKET
 OF SHARES                                                          VALUE
--------------------------------------------------------------------------------
            ELECTRICAL EQUIPMENT - Continued
      100 * Esterline Technologies Corp. ......................   $    1,713
      100   General Cable Corp. ...............................        1,881
      100 * Hutchinson Technology, Inc. .......................        3,113
      300 * Intergraph Corp. ..................................        1,659
      100   Juno Lighting, Inc. ...............................        2,056
      300 * Kemet Corp. .......................................        3,300
      100 * Kent Electronics Corp. ............................        1,138
      100   Thomas Industries Inc. ............................        1,706
                                                                  ----------
                                                                      31,835
                                                                  ----------
            ELECTRONIC INSTRUMENTS - 3.21%
      100   Analogic Corp. ....................................        3,774
      100   BMC Industries.....................................          488
      100 * Checkpoint Systems, Inc. ..........................          875
      100 * Evans & Sutherland Computer........................        1,600
      100   Gerber Scientific, Inc. ...........................        1,863
      100 * Hadco Corp. .......................................        3,188
      100   Harman International Industries....................        3,825
      300 * Imation Corp. .....................................        4,650
      500 * Integrated Device Technology.......................        3,219
      100 * Marshall Industries................................        1,425
      300   Methode Electronics, Inc., Class A.................        3,150
    1,800   National Computer Systems, Inc. ...................       57,656
      100   Park Electrochemical Corp..........................        2,712
    2,500 * Performance Food Group Co..........................       65,000
      200   Pioneer-Standard Electronics.......................        1,550
      200   Pittston Bax Group.................................        1,438
      300 * Read-Rite Corp. ...................................        2,550
      400 * Sensormatic Electronics Corp. .....................        4,200
      400 * Vishay Intertechnology, Inc. ......................        5,175
                                                                  ----------
                                                                     168,338
                                                                  ----------
            ENTERTAINMENT - 0.34%
      300 * Ascent Entertainment Group.........................        3,263
      200 * Aztar Corp. .......................................          974
      200 * Florida Panthers Holdings, Inc. ...................        2,038
      100   Gaylord Entertainment Co. .........................        2,493
      100 * GTECH Holdings Corp. ..............................        2,263
      100 * Marvel Enterprises Inc.............................          556
      100 * SFX Entertainment, Inc., Class A...................        6,113
                                                                  ----------
                                                                      17,700
                                                                  ----------

  NUMBER                                                            MARKET
 OF SHARES                                                          VALUE
--------------------------------------------------------------------------------
            FERTILIZERS - 0.06%
      200   Mississippi Chemical Corp. ........................   $    2,050
      200   Terra Industries, Inc. ............................          988
                                                                  ----------
                                                                       3,038
                                                                  ----------
            FINANCE COMPANIES - 0.22%
      200 * Aames Financial Corp. .............................          413
      200 * Credit Acceptance Corp. ...........................        1,200
      100   Freedom Securities Corp. ..........................        1,525
      100 * Headlands Mortgage Company.........................        1,888
      200 * Imperial Credit Industries, Inc....................        1,725
      300   Phoenix Investment Partners, Ltd...................        2,231
      100   Resource Bancshares Mortgage
            Group, Inc.........................................        1,400
      200 * UniCapital Corp....................................        1,163
                                                                  ----------
                                                                      11,545
                                                                  ----------
            FINANCIAL SERVICES - 0.64%
      200   Advanta Corp. .....................................        2,338
      100   D & N Financial Corp. .............................        2,450
      100   EVEREN Capital Corp................................        2,150
      800 * HealthCare Financial Partners .....................       20,900
      200   Richmond Count Financial Corp. ....................        3,088
      100   Southwest Securities Group, Inc. ..................        2,880
                                                                  ----------
                                                                      33,806
                                                                  ----------
            FOODS - 4.53%
      100 * Agribrands International, Inc. ....................        3,100
    3,900 * Aurora Foods, Inc. ................................       63,131
      200   Imperial Sugar Co. ................................        1,438
      300   Chiquita Brands International......................        2,588
      200   Corn Products International, Inc. .................        4,700
    1,000   Earthgrains Co. ...................................       24,563
      200   International Multifoods Corp. ....................        4,325
      100   Interpool, Inc. ...................................        1,425
    3,500   Lance, Inc. .......................................       57,750
      100   Michael Foods, Inc. ...............................        1,850
      170 * Ralcorp Holdings, Inc. ............................        3,028
      200   Smucker, J.M. Co., Class A.........................        4,750
    2,800   Smucker, J.M. Co., Class B.........................       57,050
      300   Universal Foods Corp. .............................        6,806
      100 * Vlasic Foods International, Inc. ..................        1,219
                                                                  ----------
                                                                     237,723
                                                                  ----------

  NUMBER                                                            MARKET
 OF SHARES                                                          VALUE
--------------------------------------------------------------------------------
            FOOTWEAR - 0.13%
      100   Brown Group, Inc. .................................   $    1,562
      100   Justin Industries, Inc. ...........................        1,068
      200 * Nine West Group, Inc. .............................        4,488
                                                                  ----------
                                                                       7,118
                                                                  ----------
            FREIGHT - 0.22%
      100   Air Express International Corp. ...................        1,756
      100 * Kirby Corp. .......................................        1,700
      200 * Kitty Hawk, Inc. ..................................        1,681
      200   Overseas Shipholding Group. .......................        2,438
      100 * SEACOR SMIT........................................        3,938
                                                                  ----------
                                                                      11,513
                                                                  ----------
            GOLD MINING - 0.05%
      100 * Getchell Gold Corp. ...............................        2,594
                                                                  ----------
            HARDWARE & TOOLS - 0.04%
      100   Barnes Group, Inc. ................................        1,906
                                                                  ----------
            HEALTHCARE - 2.54%
      100 * American Oncology Resources .......................        1,000
      100 * American Retirement Corp...........................        1,594
      300 * Apria Healthcare Group, Inc. ......................        2,681
      103   Block Drug Co., Inc., Class A .....................        4,017
      300 * Genesis Health Ventures, Inc. .....................        1,650
       20 * LTC Healtcare, Inc. ...............................           51
      100 * Mariner Post-Acute Network, Inc. ..................          219
    2,400 * NCS HealthCare, Inc., Class A .....................       34,050
      400 * NovaCare, Inc. ....................................          850
      200 * PhyCor, Inc. ......................................        1,088
      100 * Physician Reliance Network, Inc....................          906
       45 * Priority Healthcare Corp. .........................        1,743
      100 * Respironics, Inc. .................................        1,281
      100 * Rural/Metro Corp. .................................          894
    1,800 * Sierra Health Services, Inc. ......................       25,875
      300 * Sun Healthcare Group, Inc. ........................          413
      200 * Sunrise Medical, Inc. .............................        1,450
    1,300 * Universal Health Services .........................       52,813
      500 * Vencor, Inc. ......................................          938
                                                                  ----------
                                                                     133,513
                                                                  ----------

--------------------------------------------------------------------------------

 February 28, 1999 (Unaudited)                                          29
            SMALL CAP VALUE FUND - STATEMENT OF NET ASSETS CONTINUED

  NUMBER                                                            MARKET
 OF SHARES                                                          VALUE
--------------------------------------------------------------------------------
            HEAVY DUTY TRUCKS/PARTS - 1.27%
      200   Bandag, Inc. ......................................   $    6,338
      100   Detroit Diesel Corp. ..............................        2,156
      200   Federal Signal Corp. ..............................        4,688
    2,000 * Terex Corp. .......................................       51,250
      100   Titan International, Inc. .........................          743
      100   Wabash National Corp. .............................        1,231
                                                                  ----------
                                                                      66,406
                                                                  ----------
            HOME BUILDERS - 0.51%
      100   Cavalier Homes, Inc. ..............................        1,000
      200   D R Horton, Inc. ..................................        3,188
      100 * Del Webb Corp. ....................................        2,250
      300   Kaufman & Broad Home Corp. ........................        6,750
      100   Pulte Corp. .......................................        2,406
      100   Ryland Group, Inc. ................................        2,550
      100   Standard Pacific Corp. ............................        1,237
      200 * Toll Brothers, Inc. ...............................        3,925
      100 * U.S. Home Corp. ...................................        3,450
                                                                  ----------
                                                                      26,756
                                                                  ----------
            HOSPITAL MANAGEMENT - 0.12%
      100 * American HomePatient, Inc. ........................          244
      100 * DVI, Inc ..........................................        1,394
      400 * Medaphis Corp. ....................................        1,300
      400   Ventas, Inc. ......................................        3,225
                                                                  ----------
                                                                       6,163
                                                                  ----------
            HOSPITAL SUPPLIES - 1.94%
      100   Arrow International, Inc. .........................        2,455
      200 * Coherent, Inc. ....................................        2,988
      100 * CONMED Corp. ......................................        3,088
      100 * Datascope Corp. ...................................        2,612
      100   Diagnostic Products Corp. .........................        2,650
    6,800   Owens & Minor, Inc. ...............................       86,700
      100 * PSS World Medical, Inc. ...........................        1,138
                                                                  ----------
                                                                     101,631
                                                                  ----------
            HOUSEHOLD PRODUCTS - 0.14%
      100   Church & Dwight Co., Inc. .........................        4,175
      100   Libbey, Inc. ......................................        2,981
                                                                  ----------
                                                                       7,156
                                                                  ----------

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE
--------------------------------------------------------------------------------
            HUMAN RESOURCES - 0.09%
      100 * Interim Services, Inc. ................................   $    1,900
      500   Olsten Corp. ..........................................        3,094
                                                                      ----------
                                                                           4,994
                                                                      ----------
            INFORMATION PROCESSING - BUSINESS SOFTWARE - 0.11%
      100 * Fritz Companies, Inc...................................          744
      400 * Informix Corp. ........................................        3,500
      100 * Mobius Management Systems, Inc ........................        1,456
                                                                      ----------
                                                                           5,700
                                                                      ----------
            INFORMATION PROCESSING -
            COMPUTER HARDWARE SYSTEMS - 0.08%
      100 * Decisionone Holdings Corp. ............................          244
      400 * Komag, Inc. ...........................................        2,800
      100 * MEMC Electronic Materials, Inc.........................          725
      400 * Merisel, Inc., Com ....................................          675
                                                                      ----------
                                                                           4,444
                                                                      ----------
            INFORMATION PROCESSING -
            COMPUTER SERVICES -0.03%
      100 * Nichols Research Corp. ................................        1,763
                                                                      ----------
            INFORMATION PROCESSING - DATA SERVICES - 1.75%
      200 * Anixter Internationall, Inc. ..........................        2,513
      400 * Data General Corp. ....................................        5,525
      300 * Diamond Multimedia Systems ............................        2,100
      200 * Information Resources, Inc. ...........................        1,675
    2,900 * Mapics, Inc. ..........................................       31,356
      500 * Mentor Graphics Corp. .................................        7,000
      300 * Oak Technology, Inc. ..................................          984
      100 * Paxar Corp. ...........................................          850
      100 * Paymentech, Inc. ......................................        1,913
      900 * Radisys Corp. .........................................       23,063
      300 * S3, Inc. ..............................................        2,644
      100 * Sandisk Corp. .........................................        2,800
      300 * Sequent Computer Systems, Inc. ........................        2,859
      600 * Sybase, Inc............................................        4,875
      100 * Volt Information Sciences, Inc ........................        1,869
                                                                      ----------
                                                                          92,026
                                                                      ----------

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE
--------------------------------------------------------------------------------
            INFORMATION PROCESSING -
            NETWORKING - 0.05%
      100 * CHS Electronics, Inc. .................................   $      700
      200 * Picturetel Corp. ......................................        1,634
      100 * Shiva Corp. ...........................................          597
                                                                      ----------
                                                                           2,931
                                                                      ----------
            INSURANCE - CASUALTY - 0.75%
      100   Acceptance Insurance Co., Inc. ........................        1,712
      100   Baldwin & Lyons, Inc. Class B .........................        2,094
      100   Capitol Transamerica Corp..............................        1,550
      100   Chartwell Re Corp......................................        2,162
      200   Commerce Group, Inc. ..................................        5,350
      200   Frontier Insurance Group, Inc. ........................        2,625
      300   HCC Insurance Holdings, Inc. ..........................        5,213
      100 * Highlands Insurance Group. ............................        1,356
      100   NAC Re Corp. ..........................................        5,406
      100   Pma Capital Corp. .....................................        1,994
      100 * Risk Capital Holdings, Inc. ...........................        1,900
      200   Selective Insurance Group .............................        3,644
      100   State Auto Financial Corp. ............................        1,169
      100   Trenwick Group, Inc. ..................................        2,900
      100   Vesta Insurance Group, Inc. ...........................          531
                                                                      ----------
                                                                          39,606
                                                                      ----------
            INSURANCE - LIFE - 0.62%
      200   ARM Financial Group, Inc., Class A.....................        3,113
      100   American Heritage Life Invest. ........................        2,200
      100   American Medical Security Group. ......................        1,450
      100   The Guarantee Life Companies, Inc......................        1,769
      100   Life USA Holding, Inc. ................................        1,144
      200   Presidential Life Corp. ...............................        3,562
      100   Reinsurance Group of America ..........................        6,444
      300 * UICI ..................................................        6,900
      200 * United Companies Financial ............................           87
      200   W.R. Berkley ..........................................        5,725
                                                                      ----------
                                                                          32,394
                                                                      ----------

--------------------------------------------------------------------------------

 30                                  February 28, 1999 (Unaudited)
            SMALL CAP VALUE FUND - STATEMENT OF NET ASSETS CONTINUED

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE
--------------------------------------------------------------------------------
            INSURANCE - MISCELLANEOUS - 0.92%
      100   CMAC Investment Corp. .................................   $    4,131
      100   Capital Re Corp. ......................................        1,675
      100   Chicago Title Corporation. ............................        3,506
      100   Executive Risk, Inc. ..................................        7,025
      100   Foremost Corporation of America .......................        1,925
      200   HSB Group, Inc. .......................................        7,400
      100   Harleysville Group ....................................        2,050
      100   Hilb, Rogal & Hamilton Co. ............................        1,731
      100   Liberty Corp. .........................................        5,044
      100   MMI Companies, Inc. ...................................        1,488
      300 * Mid Atlantic Med Services, Inc. .......................        2,344
      100   SCPIE Holdings, Inc. ..................................        2,975
      300   Tig Holdings, Inc. ....................................        4,800
      100   Zenith National Insurance Corp. .......................        2,306
                                                                      ----------
                                                                          48,400
                                                                      ----------
            INSURANCE - MULTILINE - 0.50%
      200   Alfa Corp. ............................................        3,350
      200   AmerUs Life Holdings, Inc. ............................        4,200
      100   Argonaut Group, Inc. ..................................        2,481
      102 * Delphi Financial Group, Inc., Class A..................        4,890
      200   FBL Financial Group, Inc., Class A.....................        4,012
      100   LandAmerica Financial Group............................        3,594
      110 * Medical Assurance, Inc. ...............................        3,259
      300 * PennCorp Financial Group, Inc. ........................          206
                                                                      ----------
                                                                          25,992
                                                                      ----------
            LEISURE TIME - 0.26%
      300 * Handleman Co. .........................................        3,881
      200 * Hollywood Park, Inc. ..................................        1,775
      100 * Scotts Co., Class A....................................        3,238
      100 * Silverleaf Resorts, Inc. ..............................          775
      100 * Station Casinos, Inc. .................................        1,000
      100 * Vail Resorts, Inc. ....................................        1,725
      100   Winnebago Industries, Inc. ............................        1,375
                                                                      ----------
                                                                          13,769
                                                                      ----------
            LODGING - 0.33%
      100   Deltic Timber Corp. ...................................        2,387
      300 * Extended Stay America, Inc. ...........................        2,625
      100 * Homestead Village Incorporated.........................          344
      200 * Lodgian, Inc. .........................................          812

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE
--------------------------------------------------------------------------------
            LODGING - Continued
      100   Marcus Corp. ..........................................   $    1,300
      200   Meristar Hospitality Corp. ............................        3,563
      100 * NS Group, Inc. ........................................          394
      300 * Prime Hospitality Corp. ...............................        3,075
      200 * Red Roof Inns, Inc. ...................................        2,713
                                                                      ----------
                                                                          17,213
                                                                      ----------
            MACHINE CONTRACT - 0.04%
      100 * Rental Service Corp. ..................................        2,225
                                                                      ----------
            MACHINE TOOLS - 0.24%
      100   Gleason Corp. .........................................        1,644
      100   Hardinge, Inc. ........................................        1,444
      300   Milacron, Inc. ........................................        5,344
      100   OmniQuip International, Inc. ..........................        1,087
      100   The L.S. Starrett Company..............................        2,981
                                                                      ----------
                                                                          12,500
                                                                      ----------
            MACHINERY - AGRICULTURE - 0.06%
      100   Toro Co. ..............................................        2,988
                                                                      ----------
            MACHINERY - CONSTRUCTION &
            CONTRACTS - 1.56%
      100   Blount, Inc., Class A..................................        2,581
      100 * Calpine Corp. .........................................        3,275
      300   Foster Wheeler Corp. ..................................        3,750
    2,450   Granite Construction, Inc. ............................       60,178
      100 * Insituform Technologies, Inc., Class A.................        1,487
      100 * Jacobs Engineering Group, Inc. ........................        3,956
      200   Kaman Corp., Class A...................................        2,700
      200 * Morrison Knudsen Corp. ................................        1,938
      100   T.J. International, Inc. ..............................        2,163
                                                                      ----------
                                                                          82,028
                                                                      ----------
            MACHINERY - INDUSTRIAL/SPECIALTY - 2.15%
      200   AAR Corp. .............................................        3,025
      102 * Albany International Corp., Class A....................        2,002
      200   Applied Industrial Tech., Inc. ........................        2,550
    2,000   Applied Power, Inc., Class A...........................       48,250
      100   Baldor Electric Co. ...................................        1,911
      100   Burlington Coat Factory Warehouse......................        1,288
      200   Exide Corp. ...........................................        3,000
      300   Flowserve Corp. .......................................        4,969
      200   Hughes Supply, Inc. ...................................        4,037
      100 * Integrated Process Equipment...........................        1,124
      100 * Ionics, Inc. ..........................................        2,787

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE
--------------------------------------------------------------------------------
            MACHINERY - INDUSTRIAL/SPECIALTY - Continued
      100   JLG Industries, Inc. ..................................   $    1,405
      200 * Kulicke & Soffa Industries.............................        5,075
      200   Lilly Industries, Inc., Class A........................        3,413
      300   Lincoln Electric Holdings..............................        6,150
      100   Newport News Shipbuilding..............................        2,893
      100   Nordson Corp. .........................................        5,950
      100   Regal-Beloit Corp. ....................................        1,950
      100   Robbins & Myers, Inc. .................................        1,650
      100   Scotsman Industries, Inc. .............................        1,900
      200   Stewart & Stevenson Services...........................        1,675
      100   Tecumseh Products Co., Class A.........................        4,925
      100   Watts Industries, Inc., Class A........................        1,393
                                                                      ----------
                                                                         113,322
                                                                      ----------
            MEDICAL TECHNOLOGY - 2.38%
      100 * AXYS Pharmaceuticals, Inc. ............................          463
      100 * Bio-Rad Laboratories, Inc. Class A.....................        2,000
      100 * Haemonetics Corp. .....................................        1,669
      100 * Hologic, Inc. .........................................        1,006
    3,550 * Idexx Laboratories, Inc. ..............................       79,431
    1,100 * Maxxim Med, Inc. ......................................       25,025
      200 * Pharmerica, Inc. ......................................        1,125
      200 * Quest Diagnostics, Inc. ...............................        4,275
      100 * Scios Nova, Inc. ......................................          925
      100 * ThermoTrex Corp........................................          600
       89   West Pharmaceutical Services...........................        2,943
      150 * Xomed Surgical Producsts, Inc. ........................        5,456
                                                                      ----------
                                                                         124,918
                                                                      ----------
            MERCHANDISE - DRUG - 0.28%
      100 * Duane Reade, Inc. .....................................        3,025
      200   Longs Drug Stores Corp. ...............................        7,237
      500 * Perrigo Co. ...........................................        4,188
                                                                      ----------
                                                                          14,450
                                                                      ----------
            MERCHANDISE - SPECIALTY - 1.46%
      100   Ames Department Stores, Inc. ..........................        3,000
      200   Arctic Cat, Inc. ......................................        1,550
      200   Cash America International.............................        2,525
      600 * Charming Shoppes, Inc. ................................        2,025
      200 * Copart, Inc. ..........................................        3,500
      500 * Corporate Express, Inc. ...............................        2,687
      100 * Department 56, Inc. ...................................        3,319
      200 * Eagle Hardware & Garden, Inc. .........................        7,512

--------------------------------------------------------------------------------

 February 28, 1999 (Unaudited)                                           31
            SMALL CAP VALUE FUND - STATEMENT OF NET ASSETS CONTINUED

  NUMBER                                                              MARKET
 OF SHARES                                                            VALUE
------------------------------------------------------------------------------
            MERCHANDISE - SPECIALTY - Continued
      100 * Earthshell Corp. ....................................   $      931
      100   Enesco Group, Inc. ..................................        1,656
      300   Fingerhut Companies, Inc. ...........................        7,369
      100 * Franklin Covey Co. ..................................        1,194
      100 * Gibson Greetings, Inc. ..............................          828
      200   Hancock Fabrics, Inc. ...............................        1,388
      100   Hancock Holding Co. .................................        4,550
      300 * Homebase, Inc. ......................................        1,556
      100 * Inacom Corp. ........................................        1,550
      100   K2, Inc. ............................................          881
      100 * Michaels Stores, Inc. ...............................        1,713
      200 * MicroAge, Inc. ......................................        1,694
      200 * Micro Warehouse, Inc. ...............................        3,950
      200   O'Sullivan Industries Holdings, Inc..................        2,100
      100 * Petco Animal Supplies, Inc. .........................          806
      100   Russ Berrie and Co., Inc. ...........................        2,475
      200 * Seitel, Inc. ........................................        1,913
      100   South Jersey Industries, Inc. .......................        2,431
      300 * Spiegel, Inc., Class A...............................        2,138
      300 * Sports Authority, Inc. ..............................        1,931
      100 * West Marine, Inc. ...................................          944
      200 * Zale Corp. ..........................................        6,625
                                                                    ----------
                                                                        76,741
                                                                    ----------
            MERCHANDISING - DEPARTMENT - 0.05%
      100 * Maxim Group, Inc. ...................................        1,812
      100 * Stein Mart, Inc. ....................................          913
                                                                    ----------
                                                                         2,725
                                                                    ----------
            MERCHANDISING - FOOD - 1.21%
      300   Fleming Companies, Inc. .............................        2,212
    1,600   Great Atlantic & Pacific Tea.........................       50,500
      100 * IHOP Corp. ..........................................        4,087
      100   Ingles Markets, Inc., Class A........................        1,194
      200   Ruddick Corp. .......................................        3,688
      100   Smart & Final Inc. ..................................          881
      100 * Zapata Corp..........................................          963
                                                                    ----------
                                                                        63,525
                                                                    ----------
            MERCHANDISING - MASS - 1.08%
    1,800 * ShopKo Stores, Inc. .................................       56,700
                                                                    ----------
            METALS - ALUMINUM - 0.13%
      100 * ACX Technologies, Inc. ..............................        1,244
      100   Century Aluminum Co. ................................          550
      200   Commonwealth Industries, Inc. .......................        2,163

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE
--------------------------------------------------------------------------------
            METALS - ALUMINUM - Continued
      100   IMCO Recycling, Inc. ..................................   $    1,256
      300 * Kaiser Aluminum Corp. .................................        1,500
                                                                      ----------
                                                                           6,713
                                                                      ----------
            METALS - COPPER - 0.15%
      200   ASARCO, Inc. ..........................................        2,825
       35 * Essex International, Inc. .............................        1,024
      200   Southern Peru Copper Corp. ............................        1,975
      100 * Wolverine Tube, Inc. ..................................        1,987
                                                                      ----------
                                                                           7,811
                                                                      ----------
            METALS - MISCELLANEOUS - 0.27%
      100   Brush Wellman, Inc. ...................................        1,437
      100   Castle A. M. & Co. ....................................        1,362
      100   Commercial Metals Co. .................................        2,281
      500 * Hecla Mining Co. ......................................        1,813
      100   Precision Castparts Corp. .............................        3,713
      100 * RTI International Metals...............................        1,063
      100 * Steel Dynamics, Inc. ..................................        1,575
      100   Titanium Metals Corp. .................................          706
                                                                      ----------
                                                                          13,950
                                                                      ----------
            METALS - STEEL - 1.06%
      300   AK Steel Holding Corp. ................................        6,544
      700 * Armco, Inc. ...........................................        3,500
      900 * Bethlehem Steel Corp. .................................        7,931
      200   Birmingham Steel Corp. ................................          825
      100   Carpenter Technology Corp. ............................        2,594
      100 * Citation Corp. ........................................        1,019
      100   Cleveland-Cliffs, Inc. ................................        3,706
      100   Commercial Intertech Corp. ............................        1,225
      300   Inland Steel Industries, Inc. .........................        5,475
      100   Intermet Corp. ........................................        1,250
      700   LTV Corp. .............................................        3,850
      100 * Metals USA, Inc. ......................................          913
      200 * Mueller Industries, Inc. ..............................        4,225
      200   National Steel Corp., Class B..........................        1,650
      200   Oregon Steel Mills, Inc. ..............................        1,912
      100   Quanex Corp. ..........................................        1,750
      100   Reliance Steel & Aluminium Co. ........................        2,556
      100   Roanoke Electric Steel Corp. ..........................        1,356
      100   Rouge Industries Inc., Class A.........................          994
      100   Valmont Industries, Inc. ..............................        1,178
      100 * WHX Corp. .............................................          869
                                                                      ----------
                                                                          55,322
                                                                      ----------

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE
--------------------------------------------------------------------------------
            MOBILE HOMES - 0.24%
      100   Coachmen Industries, Inc. .............................   $    2,025
      150 * Monaco Coach Corp. ....................................        4,669
      200   Oakwood Homes Corp. ...................................        3,225
      100   Skyline Corp. .........................................        2,925
                                                                      ----------
                                                                          12,844
                                                                      ----------
            MISCELLANEOUS - 2.80%
      200   AMCOL International Corp. .............................        1,900
      100 * AMERCO, Inc. ..........................................        2,225
      100   Amplicon, Inc. ........................................        1,250
      300   Arch Coal, Inc. .......................................        3,281
      200 * Associated Group, Inc., Class A........................        9,963
    1,500 * Aviation Sales Company.................................       67,969
      100 * Avondale Industries, Inc. .............................        3,088
    2,500 * Brightpoint, Inc. .....................................       37,188
      100 * Building One Services Corp. ...........................        1,650
      100 * CDNow, Inc. ...........................................        1,612
      100   C. H. Robinson Worldwide, Inc. ........................        2,625
      100   Cabot Industrial Trust.................................        1,900
       75 * Lakes Gaming, Inc. ....................................          684
      200   M D C Holdings, Inc....................................        3,562
      100 * Integrated Electrical Services.........................        1,375
      100 * Scott Technologies Inc ................................        1,619
      400 * Southland Corporation. ................................          662
      100   Westinghouse Air Brake Co. ............................        1,981
      100   Woodward Governor Co. .................................        2,162
                                                                      ----------
                                                                         146,696
                                                                      ----------
            MULTIMEDIA - 0.97%
    1,500   Meredith Corp. ........................................       50,625
                                                                      ----------
            NATURAL GAS - DIVERSIFIED - 0.82%
      200   Atmos Energy Corp. ....................................        4,800
      100   Bay State Gas Co. .....................................        4,000
      100   Eastern Enterprises....................................        3,844
      200   Laclede Gas Co. .......................................        4,600
      200   New Jersey Resources Corp. ............................        6,987
      400 * Seagull Energy Corp. ..................................        1,900
      105 * Southern Union Co. ....................................        1,995
      200   Southwest Gas Corp. ...................................        5,750
      200   UGI Corp. .............................................        4,062
      200   WICOR, Inc. ...........................................        4,225
      200   Western Gas Resources, Inc. ...........................          988
                                                                      ----------
                                                                          43,151
                                                                      ----------

--------------------------------------------------------------------------------

 32                                  February 28, 1999 (Unaudited)
            SMALL CAP VALUE FUND - STATEMENT OF NET ASSETS CONTINUED

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE
--------------------------------------------------------------------------------
            OIL - INTEGRATED DOMESTIC - 0.70%
      300 * Meridian Resource Corp. ...............................   $      619
    6,400 * Santa Fe Energy Resources, Inc ........................       33,600
      300 * Tesoro Petroleum Corp. ................................        2,400
                                                                      ----------
                                                                          36,619
                                                                      ----------
            OIL - SERVICE - PRODUCTS - 0.14%
      200 * Global Industrial Technologies.........................        1,788
      500 * Parker Drilling Co. ...................................        1,250
      300 * Pride International, Inc. .............................        1,500
      100   SEMCO Energy, Inc. ....................................        1,575
      100 * Trico Marine Services, Inc. ...........................          450
                                                                      ----------
                                                                           6,563
                                                                      ----------
            OIL - SERVICES - 0.25%
      100 * Key Energy Services....................................          369
      200   Mascotech, Inc. .......................................        3,025
      100 * Oceaneering International, Inc ........................        1,000
      100 * Offshore Logistics, Inc. ..............................          872
      100   Pennsylvania Enterprises, Inc. ........................        2,250
      200 * Pool Energy Services Co. ..............................        2,031
      100   Range Resources Corp...................................          194
      100 * UTI Energy Corp. ......................................          581
      200 * Unova, Inc. ...........................................        2,900
                                                                      ----------
                                                                          13,222
                                                                      ----------
            OIL/GAS PRODUCERS - 0.75%
      300 * Benton Oil and Gas Co. ................................          919
      200   Cabot Oil & Gas Corp., Class A.........................        2,187
      200   Devon Energy Corp. ....................................        4,687
      300   Equitable Resources, Inc. .............................        7,761
      100 * Forcenergy, Inc. ......................................           88
      200 * Forest Oil Corp. ......................................        1,275
      100 * HS Resources, Inc......................................          580
      300   Helmerich & Payne, Inc. ...............................        4,894
      200 * Louis Dreyfus Natural Gas Corp. .......................        2,387
      200 * Newfield Exploration Co. ..............................        3,250
      200 * Nuevo Energy Co. ......................................        1,400
      100 * Plains Resources, Inc. ................................          925
      100   Pogo Producing Co. ....................................          924
      200   Snyder Oil Corp. ......................................        2,088
      100   St. Mary Land & Exploration............................        1,563
      300 * Titan Exploration, Inc. ...............................        1,396
      200 * Tom Brown, Inc. .......................................        1,938
      300   Vintage Petroleum, Inc. ...............................        1,331
                                                                      ----------
                                                                          39,593
                                                                      ----------

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE
--------------------------------------------------------------------------------
            PAPER/FOREST PRODUCTS - 1.24%
      100 * Boise Cascade Office Products Corp.....................   $    1,200
      100   Caraustar Industries, Inc. ............................        2,563
      200   P. H. Glatfelter Co. ..................................        2,138
      400   Longview Fibre Co. ....................................        4,525
      200   Potlatch Corp. ........................................        6,938
      800   Rayonier Inc. .........................................       32,750
      100   Standard Register Co. .................................        2,893
      500   Unisource Worldwide, Inc. .............................        3,500
      100   Universal Forest Products..............................        2,006
      400   Wausau-Mosinee Paper Corp. ............................        6,350
                                                                      ----------
                                                                          64,863
                                                                      ----------
            PHOTOGRAPHY - 0.07%
      100   CPI Corp. .............................................        2,188
      100 * Ultratech Stepper, Inc. ...............................        1,578
                                                                      ----------
                                                                           3,766
                                                                      ----------
            POLLUTION CONTROL - 0.17%
      300   Calgon Carbon Corp. ...................................        1,781
      200   Dames & Moore, Inc. ...................................        1,975
      225 * Safety Kleen...........................................        3,136
      100 * URS Corp...............................................        1,963
                                                                      ----------
                                                                           8,855
                                                                      ----------
            PUBLISHING - NEWS - 0.06%
      100   Hollinger International, Inc. .........................        1,237
      200 * Network Equipment Technologies.........................        1,788
                                                                      ----------
                                                                           3,025
                                                                      ----------
            PUBLISHING/PRINTING - 1.09%
      100   American Business Products.............................        1,806
      200   Banta Corp. ...........................................        4,263
      300   Bowne & Co., Inc. .....................................        4,180
      100   Houghton Mifflin Co. ..................................        4,300
      200   John H. Harland Co. ...................................        2,688
      100 * Journal Register Co. ..................................        1,312
      100   McClatchy Company, Class A.............................        3,200
      100 * Scholastic Corp. ......................................        4,925
      100 * Scientific Games Holdings..............................        1,744
      300 * Valassis Communications, Inc. .........................       14,400
      300   Wallace Computer Svcs, Inc ............................        6,788
      300 * World Color Press, Inc. ...............................        7,444
                                                                      ----------
                                                                          57,050
                                                                      ----------

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE
--------------------------------------------------------------------------------
            RAILROAD - 0.08%
      100   Florida East Coast Industries..........................   $    2,712
      100 * Wisconsin Central Transport............................        1,374
                                                                      ----------
                                                                           4,086
                                                                      ----------
            REAL ESTATE - 0.37%
      200   Brandywine Realty Trust................................        3,288
      100   Capital Automotive REIT................................        1,188
      100 * Castle & Cooke, Inc. ..................................        1,550
      100   Entertainment Properties...............................        1,713
      100   Forest City Enterprises, Inc., Class A.................        2,150
      200   LNR Property Corp. ....................................        3,675
      125   Republic Bancorp Inc. .................................        1,719
      100   SL Green Realty Corp. .................................        1,930
      100   Tower Realty Trust, Inc. ..............................        1,950
                                                                      ----------
                                                                          19,163
                                                                      ----------
            REAL ESTATE INVESTMENT TRUSTS - 7.49%
      100   Alexandria Real Estate Equitie.........................        2,925
      100   Amli Residential Properties............................        1,994
      200   American Health Properties, Inc........................        3,812
      100   Associated Estates Reality.............................        1,044
      200   Bedford Prpty Investors, Inc. .........................        3,175
      200   Berkshire Reality Co., Inc. ...........................        1,900
      100   Boykin Lodging Company.................................        1,318
      100   Bradley Real Estate, Inc. .............................        1,913
      300   BRE Properties, Inc., Class A..........................        7,275
      300   Burnham Pacific Properties.............................        3,019
      500   CBL & Associates Properties............................       12,469
      300   Camden Poperty Trust...................................        7,350
      500 * Capstead Mortgage Corp. ...............................        2,469
      100   CenterPoint Properties Corp. ..........................        3,206
      200   Center Trust Retail Properties.........................        1,988
      200   Chateau Communities, Inc. .............................        5,638
      100   Chelsea GCA Properties.................................        3,056
      200   Colonial Properties Trust..............................        4,913
      300   Commercial Net Lease Realty............................        3,713
      300   Cornerstone Reality Income.............................        2,869
      400 * Criimi Mae, Inc. ......................................        1,175
      100   Crown American Realty Trust............................          744
      400   Developers Diversified Reality.........................        6,350
      300 * Dynex Capital, Inc. ...................................          938

--------------------------------------------------------------------------------

 February 28, 1999 (Unaudited)                                             33
            SMALL CAP VALUE FUND - STATEMENT OF NET ASSETS CONTINUED

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE
--------------------------------------------------------------------------------
            REAL ESTATE INVESTMENT TRUSTS - Continued
      200   EastGroup Properties, Inc. ............................   $    3,500
      300   Equity Inns, Inc. .....................................        2,831
      100   Essex Property Trust, Inc. ............................        2,825
      300   Federal Reality Investment Trust.......................        6,619
      400   Felcor Lodging Trust, Inc. ............................        9,450
      200   First Industrial Reality Trust.........................        5,175
      300   First Union Real Estate................................        1,238
      300   Franchise Finance Corp. ...............................        6,600
      200   Gables Residential Trust...............................        4,625
      200   General Growth Properties..............................        6,750
      200   Glenborough Reality Trust, Inc ........................        3,613
      100   Glimcher Reality Trust.................................        1,480
      100   Golf Trust of America, Inc. ...........................        2,412
      100   Great Lakes REIT, Inc..................................        1,512
      100   Health Care Property Investors.........................        2,938
      200   Health Care REIT, Inc..................................        4,638
      270   Healthcare Realty Trust, Inc. .........................        5,230
      100   Home Properties of NY, Inc. ...........................        2,456
      200   Hospitality Properties Trust...........................        5,150
      100   Impac Mortgage Holdings, Inc. .........................          574
      300   Imperial Credit Commercial Mortgage....................        2,719
      300   Innkeepers USA Trust...................................        3,113
      100   IRT Property Co. ......................................          905
      100   Irvine Apartment Communities...........................        3,287
      300   JDN Reality Corp. .....................................        6,300
      100   JP Reality, Inc. ......................................        1,850
      200   Kilroy Reality Corp. ..................................        4,312
      200   Koger Equity, Inc. ....................................        2,738
      100   LaSalle Hotel Properties...............................        1,194
      100   Lexington Corporate Properties Trust...................        1,175
      200   LTC Properties, Inc. ..................................        2,500
      200   Manufactured Home Communities..........................        4,650
      200   Meridian Indust. Trust, Inc. ..........................        4,800
       15 * Merry Land Properties Inc..............................           83
      100   MGI Properties.........................................        2,806
      100   Mid-America Apartment Communities, Inc.................        2,224
      100   National Golf Properties, Inc. ........................        2,512
      200   National Health Investors, Inc ........................        5,100
    3,650   Nationwide Health Properties...........................       65,700
      640   New Plan Excel Realty Trust............................       13,280
      100 * Ocwen Asset Investment Corp. ..........................          519
      200   Omega Healthcare Investors.............................        4,625
      200   Prison Realty Corp.....................................        3,988
      100   PS Business Parks, Inc. ...............................        2,313

  NUMBER                                                            MARKET
 OF SHARES                                                          VALUE
--------------------------------------------------------------------------------
            REAL ESTATE INVESTMENT TRUSTS - Continued
      100   Pacific Gulf Properties, Inc. .....................   $    2,013
      100   Parkway Properties, Inc. ..........................        2,638
      200   Prentiss Properties Trust..........................        4,000
      400   Prime Retail, Inc. ................................        3,200
      200   Realty Income Corp. ...............................        4,363
      300   Reckson Associates Realty Corp.....................        6,375
      100 * Redwood Trust, Inc. ...............................        1,413
      100   Regency Realty Corp. ..............................        2,025
      100   RFS Hotel Investors, Inc. .........................        1,169
      100 * Security Capital Group.............................        1,225
      200   Shurgard Storage Centers, Inc., Class A............        4,950
      100   Sovran Self Storage, Inc. .........................        2,338
      100   Storage Trust Realty...............................        2,150
      200   Storage USA, Inc. .................................        5,662
      200   Summit Properties, Inc. ...........................        3,313
      100   Sun Communities, Inc. .............................        3,144
      200   Sunstone Hotel Investors, Inc. ....................        1,600
      300   Taubman Centers, Inc. .............................        3,730
      200   Thornburg Mortgage Asset Corp. ....................        1,888
      100   TriNet Corporate Realty Trust......................        2,519
      100   U.S. Restaurant Properties, Inc. ..................        2,025
      700   United Dominion Realty Trust.......................        6,913
      100   Walden Residential Properties......................        1,669
      300   Washington Real Estate Investments Trust...........        4,931
      100   Weeks Corp. .......................................        2,700
      200 * Wellsford Real Properties, Inc. ...................        1,900
      200   Western Investment Real Estate.....................        2,213
      200   Westfield America, Inc. ...........................        3,525
                                                                  ----------
                                                                     393,153
                                                                  ----------
            RESTAURANTS - 2.75%
      200 * Advantica Restaurant Corp. ........................        1,000
      300   Applebees International, Inc. .....................        7,781
    2,750   Bob Evans Farms, Inc. .............................       59,297
    2,000 * Brinker International, Inc. .......................       57,875
      200 * Buffets, Inc. .....................................        2,012
      200 * Lone Star Steakhouse & Saloon......................        1,813
      200   Luby's Inc. .......................................        2,837
      200   Ruby Tuesday, Inc. ................................        3,725
      300 * Ryan's Family Steak Houses.........................        3,412
      100 * Sbarro, Inc. ......................................        2,525
      100 * Sonic Corp. .......................................        2,400
                                                                  ----------
                                                                     144,677
                                                                  ----------

  NUMBER                                                            MARKET
 OF SHARES                                                          VALUE
--------------------------------------------------------------------------------
            SAVINGS & LOAN - 1.23%
      100 * Bankunited Financial Corp, Class A.................   $      706
      100   Bay View Capital Corp. ............................        1,994
      100   Brookline Bancorp, Inc. ...........................        1,163
      100   Dime Community Bancshares..........................        2,206
      100   Downey Financial Corp. ............................        2,030
    1,500   First Financial Holdings, Inc. ....................       27,844
      100   First Washington Bancorp, Inc. ....................        2,131
      200 * FirstFed Financial Corp. ..........................        3,388
      100   JSB Financial, Inc. ...............................        5,588
      200   MAF Bancorp, Inc. .................................        4,706
      100 * PBOC Holdings, Inc. ...............................          962
      200   Provident Bankshares Corp. ........................        5,150
      100   Reliance Bancorp, Inc. ............................        3,063
      200   Staten Island Bancorp, Inc. .......................        3,575
                                                                  ----------
                                                                      64,506
                                                                  ----------
            SECURITIES RELATED - 1.31%
      100   Dain Rauscher Corp. ...............................        3,163
      200   Enhanced Financial Services .......................        4,738
      100 * Hambrecht & Quist Group ...........................        2,662
    1,000   Investors Financial Services ......................       58,000
                                                                  ----------
                                                                      68,563
                                                                  ----------
            SEMICONDUCTOR EQUIPMENT - 0.11%
      200 * LAM Research Corp..................................        5,913
                                                                  ----------
            SEMICONDUCTORS - 0.50%
      500 * Cirrus Logic, Inc. ................................        4,062
      100   Cohu, Inc. ........................................        2,362
      600 * Cypress Semiconductor Corp. .......................        5,738
      100 * Electroglas, Inc. .................................        1,290
      300 * International Rectifier Corp. .....................        2,063
      200 * Silicon Valley Group Inc. .........................        2,663
      100 * Siliconix, Inc. ...................................        2,162
      100 * Unitrode Corp. ....................................        1,363
      300 * VLSI Technology, Inc. .............................        4,650
                                                                  ----------
                                                                      26,353
                                                                  ----------
            TELECOMMUNICATIONS - 1.12%
      200 * Aerial Communications, Inc.........................        1,400
      100 * American Tower Corp., Class A......................        2,681
      100 * Cellular Communications of Puerto Rico.............        2,463
      100 * CoreComm Limited...................................        3,738
      100 * EchoStar Communications Corp., Class A.............        4,900

--------------------------------------------------------------------------------

 34                                  February 28, 1999 (Unaudited)
            SMALL CAP VALUE FUND - STATEMENT OF NET ASSETS CONTINUED

  NUMBER                                                            MARKET
 OF SHARES                                                          VALUE
--------------------------------------------------------------------------------
            TELECOMMUNICATIONS - Continued
      400 * General Communication, Inc. .......................   $    1,950
      400 * Glenayre Technologies, Inc. .......................        1,413
      100 * ICG Communications, Inc. ..........................        1,881
      100 * Metrocall, Inc. ...................................          400
      100 * NTL, Inc. .........................................        7,768
      100 * Powertel, Inc. ....................................        1,300
    2,200 * STAR Telecommunications, Inc. .....................       28,600
                                                                  ----------
                                                                      58,494
                                                                  ----------
            TEXTILE - PRODUCTS - 0.31%
      400 * Burlington Industries, Inc. .......................        2,475
      200 * Cone Mills Corp. ..................................          975
      100 * Dan River Inc Class A..............................          656
      100   Guilford Mills, Inc. ..............................        1,237
      100 * Lydall, Inc. ......................................          950
      100 * Quaker Fabric Corp. ...............................          400
      200   Russell Corp. .....................................        3,900
      100   Springs Industries, Inc., Class A..................        3,325
      200   Wellman, Inc. .....................................        1,863
                                                                  ----------
                                                                      15,781
                                                                  ----------
            TOBACCO - 0.14%
      300   DIMON, Inc. .......................................        1,313
      100 * General Cigar Holdings, Inc. ......................          730
      200   Universal Corp. ...................................        5,438
                                                                  ----------
                                                                       7,481
                                                                  ----------
            TRUCKERS - 1.86%
      200 * American Freightways Corp. ........................        3,119
      200   Arnold Industries, Inc. ...........................        3,050
      200 * Consolidated Freightways Corp. ....................        2,900
      100 * Landstar System, Inc. .............................        3,771
      100 * M.S. Carriers, Inc. ...............................        2,700
      100   Roadway Express, Inc. .............................        1,538
      400   Rollins Truck Leasing Corp. .......................        4,250
      100   USFreightways Corp. ...............................        3,188
      125   Varlen Corp Com....................................        2,624
    3,500   Werner Enterprises, Inc. ..........................       62,563
      100 * Xtra Corp. ........................................        3,988
      200 * Yellow Corp. ......................................        3,575
                                                                  ----------
                                                                      97,266
                                                                  ----------
            UTILITIES - COMMUNICATION - 0.19%
      200   Aliant Communications, Inc. .......................        7,975
      100   PXRE Corp. ........................................        2,188
                                                                  ----------
                                                                      10,163
                                                                  ----------

  NUMBER                                                            MARKET
 OF SHARES                                                          VALUE
--------------------------------------------------------------------------------
            UTILITIES - ELECTRIC - 4.04%
      200   Black Hills Corp. .................................   $    4,500
      100   Cleco Corp. .......................................        2,937
      200   Cmp Group Inc. ....................................        3,375
    1,000   CILCORP, Inc. .....................................       59,438
      100   Commonwealth Energy System Co. ....................        3,613
      100   Eastern Utilities Associates.......................        2,844
      400 * El Paso Electric Co. ..............................        2,875
      100   Empire District Electric Co. ......................        2,318
      200   Hawaiian Electric Industries.......................        6,975
      300   Idacorp Inc. ......................................        9,319
      133   Indiana Energy, Inc. ..............................        2,660
      100   Madison Gas & Electric Co. ........................        2,012
      200   Minnesota Power Inc. ..............................        8,038
      300   Nevada Power Co. ..................................        7,181
    2,300   Northwestern Corp. ................................       55,344
      100   Otter Tail Power Co. ..............................        3,706
      300   Public Service Co. of NM...........................        4,613
      300   Rochester Gas & Electric Corp. ....................        7,838
      200   SIG Corp, Inc. ....................................        5,750
      100   TNP Enterprises, Inc. .............................        2,924
      200 * Unisource Energy Corp. ............................        2,313
      100   United Illuminating Co. ...........................        4,438
      300   Washington Gas Light Co. ..........................        7,180
                                                                  ----------
                                                                     212,191
                                                                  ----------
            UTILITIES - GAS, DISTRIBUTION - 0.72%
      400   AGL Resources, Inc. ...............................        7,625
      100   Colonial Gas Co. ..................................        3,431
      100   Connecticut Energy Corp. ..........................        2,606
      200   Energen Corp. .....................................        2,800
      100   NUI Corp. .........................................        2,293
      100   Northwest Natural Gas Co. .........................        2,447
      200   Piedmont Natural Gas Co., Inc. ....................        6,825
      200   Public Service Co. of NC...........................        5,900
      200   Southwestern Energy Co. ...........................        1,113
      100   Yankee Energy Systems, Inc. .......................        2,444
                                                                  ----------
                                                                      37,484
                                                                  ----------
            UTILITIES - GAS, PIPELINE - 0.29%
      100   North Carolina Natural Gas.........................        3,200
      200   ONEOK Inc. ........................................        5,387
      200   Peoples Energy Corp. ..............................        6,788
                                                                  ----------
                                                                      15,375
                                                                  ----------

  NUMBER                                                             MARKET
 OF SHARES                                                           VALUE
--------------------------------------------------------------------------------
             UTILITIES - MISCELLANEOUS - 1.77%
      100    Central Hudson Gas & Electric.....................      $    3,624
    1,600    MDU Resources Group, Inc. ........................          37,600
      100    Orange and Rockland Utilities.....................           5,613
      200    Sierra Pacific Resources..........................           6,863
      200    WPS Resources Corp. ..............................           5,950
    2,700 *  Walter Industries, Inc. ..........................          33,075
                                                                     ----------
                                                                         92,725
                                                                     ----------
             WATER SERVICES - 0.29%
      100    California Water Service Group....................           2,450
      100    E'Town Corp. .....................................           4,294
      200    Philadelphia Suburban Corp. ......................           4,350
      200    United Water Resources............................           3,850
                                                                     ----------
                                                                         14,944
                                                                     ----------
             TOTAL COMMON STOCK (Cost $5,093,609)..............       5,065,362
                                                                     ----------
 PAR VALUE
 ---------
             CORPORATE SHORT TERM
             COMMERCIAL PAPER - 2.69%
             SEMICONDUCTORS - 2.69%
 $141,000    Avnet, Inc., 4.85% due 03/01/99......                      141,000
                                                                     ----------
             TOTAL CORPORATE SHORT TERM (Cost $141,000)........         141,000
                                                                     ----------
             TOTAL INVESTMENTS (Cost $5,234,609) - 99.31%......       5,206,362
             Other assets less liabilities, net - 0.69%........          36,139
                                                                     ----------
             NET ASSETS (equivalent to $10.17 per share on
             515,453 shares outstanding) - 100.00%.............      $5,242,501
                                                                     ----------
             *Non-income producing

--------------------------------------------------------------------------------

NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $.01 par value per share,
unlimited shares authorized, 515,453 shares outstanding............. $    5,155
Additional paid in capital..........................................  5,165,383
Undistributed net realized gain on securities.......................     99,412
Undistributed net investment income.................................        798
Unrealized depreciation of securities...............................    (28,247)
                                                                     ----------
NET ASSETS APPLICABLE TO
SHARES OUTSTANDING.................................................. $5,242,501
                                                                     ----------

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

            SMALL CAP VALUE FUND - FINANCIAL STATEMENTS (Unaudited)       35

STATEMENT OF OPERATIONS
For the six months ended February 28, 1999

INVESTMENT INCOME:
Dividends............................................................ $ 52,928
Interest.............................................................    3,610
                                                                      --------
 Total investment income.............................................   56,538
                                                                      --------
EXPENSES:
Advisory fees........................................................   20,066
Custodian fees.......................................................   10,003
Administrative service fee...........................................    6,689
Audit fees and tax services..........................................    6,377
Trustees' fees and expenses..........................................    1,787
Pricing services.....................................................      542
Accounting services..................................................      803
Report to shareholders...............................................      488
Miscellaneous........................................................      252
                                                                      --------
 Total expenses......................................................   47,007
 Expense reimbursement (see Note 3)..................................  (20,831)
                                                                      --------
 Net expenses........................................................   26,176
                                                                      --------
NET INVESTMENT INCOME................................................   30,362
                                                                      --------
REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES:
Net realized gain on securities......................................  166,499
Net unrealized depreciation of securities during the period..........  (28,247)
                                                                      --------
Net realized and unrealized gain on securities during the period.....  138,252
                                                                      --------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..................... $168,614
                                                                      --------


STATEMENT OF CHANGES IN NET ASSETS

                                                For the        For the period
                                           six months ended   August 26, 1998
                                           February 28, 1999 to August 31, 1998
                                           ------------------------------------
OPERATIONS:
Net investment income....................     $   30,362           $    -
Net realized gain on securities..........        166,499                -
Net unrealized depreciation of securities
during the period........................        (28,247)               -
                                           ------------------------------------
 Increase in net assets resulting from
 operations..............................        168,614                -
                                           ------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:                                     -
Net investment income....................        (29,564)               -
Net realized gain on securities..........        (67,087)               -
                                           ------------------------------------
 Decrease in net assets resulting from
 distributions to shareholders...........        (96,651)               -
                                           ------------------------------------
SHARE TRANSACTIONS:
Proceeds from shares sold................      5,068,754            5,133
Proceeds from shares issued for
distributions reinvested.................         96,651                -
                                           ------------------------------------
                                               5,165,405            5,133
Cost of shares repurchased...............              -                -
                                           ------------------------------------
 Increase in net assets resulting from
 share transactions......................      5,165,405            5,133
                                           ------------------------------------
TOTAL INCREASE IN NET ASSETS.............      5,237,368            5,133
NET ASSETS:
Beginning of period......................          5,133                -
                                           ------------------------------------
End of period (including undistributed
net investment income of $798 and $0)....     $5,242,501           $5,133
                                           ------------------------------------
CHANGE IN SHARES OUTSTANDING:
Shares sold..............................        506,385              513
Shares issued for distributions
reinvested...............................          8,555                -
Shares repurchased.......................              -                -
                                           ------------------------------------
 Increase in shares outstanding..........        514,940              513
Shares outstanding:
 Beginning of period.....................            513                -
                                           ------------------------------------
 End of period ..........................        515,453              513
                                           ------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

 36                                  February 28, 1999 (Unaudited)
              SOCIALLY RESPONSIBLE FUND - STATEMENT OF NET ASSETS

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE
--------------------------------------------------------------------------------
            COMMON STOCK - 98.66%

            ADVERTISING - 0.37%
      200   Interpublic Group Companies, Inc. .....................   $   14,963
      200   Omnicom Group, Inc. ...................................       13,250
                                                                      ----------
                                                                          28,213
                                                                      ----------
            AEROSPACE/DEFENSE - 0.06%
      100 * Gulfstream Aerospace Corp. ............................        4,475
                                                                      ----------
            AIRLINES - 0.31%
      200   AMR Corp. .............................................       11,088
      100   Delta Air Lines, Inc. .................................        6,081
      200   Southwest Airlines Co. ................................        6,025
                                                                      ----------
                                                                          23,194
                                                                      ----------
            APPAREL & PRODUCTS - 0.09%
      100   Cintas Corp. ..........................................        7,075
                                                                      ----------
            AUTO - REPLACEMENT PARTS - 0.35%
      100   Cooper Tire & Rubber Co................................        1,975
      350   Genuine Parts Co. .....................................       10,478
      300   Goodyear Tire & Rubber Co. ............................       13,875
                                                                      ----------
                                                                          26,328
                                                                      ----------
            BANKS - NEW YORK CITY - 2.24%
      700   Bank of New York Co., Inc. ............................       24,456
    1,900   Citigroup, Inc. .......................................      111,625
      300   J. P. Morgan & Co., Inc. ..............................       33,432
                                                                      ----------
                                                                         169,513
                                                                      ----------
            BANKS - OTHER - 3.85%
    1,622   BankAmerica Corp. .....................................      105,937
      100   BankBoston Corp. ......................................        4,044
      100   Bankers Trust Corp ....................................        8,700
      950   First Union Corp. .....................................       50,647
      400   Fleet Financial Group, Inc. ...........................       17,175
      200   Mellon Bank Corp. .....................................       13,525
      350   National City Corp. ...................................       24,456
      150   Providian Financial Corp. .............................       15,319
    1,400   Wells Fargo Company....................................       51,450
                                                                      ----------
                                                                         291,253
                                                                      ----------

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE
--------------------------------------------------------------------------------
            BANKS - REGIONAL - 3.44%
    1,205   BankOne Corp. .........................................   $   64,769
      700   Chase Manhattan Corp. .................................       55,737
      100   Comerica Inc. .........................................        6,625
      250   Fifth Third Bancorp. ..................................       16,516
      200   Firstar Corp. .........................................       16,750
      350   KeyCorp. ..............................................       11,287
      100   Northern Trust Corp. ..................................        8,937
      200   PNC Bank Corp. ........................................       10,413
      100   State Street Corp. ....................................        7,669
      300   SunTrust Banks, Inc. ..................................       20,381
      500   U.S. Bancorp, Inc. ....................................       16,156
      300   Wachovia Corp. ........................................       25,519
                                                                      ----------
                                                                         260,759
                                                                      ----------
            BEVERAGE - BREWERS/DISTRIBUTORS - 1.04%
      700   Anheuser-Busch Companies, Inc. ........................       53,681
      100   Brown-Forman Corp., Class B............................        6,594
      400   Seagram Co., Ltd. .....................................       18,550
                                                                      ----------
                                                                          78,825
                                                                      ----------
            BEVERAGE - SOFT DRINKS - 2.76%
    2,300   Coca-Cola Co. .........................................      147,056
      300   Coca Cola Enterprises, Inc. ...........................        9,300
    1,400   PepsiCo, Inc. .........................................       52,675
                                                                      ----------
                                                                         209,031
                                                                      ----------
            BROADCASTING - 2.00%
      150 * Clear Channel Communications...........................        9,000
      350   Comcast Corp., Class A Special.........................       24,828
      450 * Media One Group, Inc. .................................       24,525
      500 * Tele-Communications....................................       31,406
      650   U S WEST, Inc. ........................................       34,653
      300 * Viacom, Inc. Class B...................................       26,513
                                                                      ----------
                                                                         150,925
                                                                      ----------
            BUILDING MATERIALS - 0.62%
      300   Lowe's Companies, Inc. ................................       17,794
      400   Masco Corp. ...........................................       10,500
      200   Sherwin-Williams Co. ..................................        4,812
      100   Vulcan Materials Co. ..................................       13,475
                                                                      ----------
                                                                          46,581
                                                                      ----------

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE
--------------------------------------------------------------------------------
            CHEMICAL - MAJOR - 0.37%
      100   Morton International, Inc. ............................   $    3,612
      350   PPG Industries, Inc. ..................................       18,222
      200   Rohm and Haas Co. .....................................        6,250
                                                                      ----------
                                                                          28,084
                                                                      ----------
            CHEMICAL - MISCELLANEOUS - 0.19%
      200   Ecolab, Inc. ..........................................        7,975
      100   Nalco Chemical Co. ....................................        2,812
      100   Praxair, Inc. .........................................        3,494
                                                                      ----------
                                                                          14,281
                                                                      ----------
            CONGLOMERATES - 0.66%
      300   Tenneco, Inc. .........................................        8,981
      550   Tyco International, Ltd. ..............................       40,941
                                                                      ----------
                                                                          49,922
                                                                      ----------
            CONSUMER FINANCE - 0.39%
      100   Capital One Financial Corp. ...........................       12,762
      675   MBNA Corp. ............................................       16,369
                                                                      ----------
                                                                          29,131
                                                                      ----------
            CONTAINERS - METAL/GLASS - 0.28%
      300   Corning, Inc. .........................................       16,050
      100   Crown Cork & Seal Co., Inc. ...........................        2,775
      100   Owens-Illinois, Inc....................................        2,394
                                                                      ----------
                                                                          21,219
                                                                      ----------
            CONTAINERS - PAPER - 0.18%
      100 * Sealed Air Corp. ......................................        5,075
      100   Sonoco Products Co. ...................................        2,450
      100   Temple-Inland, Inc. ...................................        5,994
                                                                      ----------
                                                                          13,519
                                                                      ----------
            COSMETICS/TOILETRIES - 0.94%
      200   Avon Products, Inc. ...................................        8,325
    1,100   Gillette Co. ..........................................       58,987
      100   International Flavors & Fragrances.....................        4,119
                                                                      ----------
                                                                          71,431
                                                                      ----------
            DRUGS - 8.52%
      100   Allergan, Inc. ........................................        8,150
    1,300   American Home Products Corp. ..........................       77,350
      200   Amgen, Inc. ...........................................       24,975

--------------------------------------------------------------------------------

 February 28, 1999 (Unaudited)                                              37
         SOCIALLY RESPONSIBLE FUND - STATEMENT OF NET ASSETS CONTINUED

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE
--------------------------------------------------------------------------------
           DRUGS - Continued
    1,000  Bristol Myers Squibb Co. ...............................   $  125,937
    1,000  Eli Lilly and Co. ......................................       94,688
    2,200  Merck & Co., Inc. ......................................      179,850
    1,400  Schering-Plough Corp. ..................................       78,313
      800  Warner-Lambert Co. .....................................       55,250
                                                                      ----------
                                                                         644,513
                                                                      ----------
           ELECTRICAL EQUIPMENT - 0.59%
      650  Emerson Electric Co. ...................................       37,334
      100  W. W. Grainger, Inc. ...................................        4,450
      100  Molex, Inc. ............................................        2,675
                                                                      ----------
                                                                          44,459
                                                                      ----------
           ELECTRONIC INSTRUMENTS - 0.13%
      100  Perkin-Elmer Corp. .....................................        9,475
                                                                      ----------
           ENTERTAINMENT - 2.14%
      500  Carnival Corp. Class A..................................       22,250
      100  Hasbro, Inc. ...........................................        3,700
      200  Mattel, Inc. ...........................................        5,275
    1,100  Time Warner, Inc. ......................................       70,950
    1,700  Walt Disney Co. ........................................       59,819
                                                                      ----------
                                                                         161,994
                                                                      ----------
           FINANCE COMPANIES - 0.75%
      800  Associates First Capital Corp. .........................       32,500
      600  Household International, Inc. ..........................       24,375
                                                                      ----------
                                                                          56,875
                                                                      ----------
           FINANCIAL SERVICES - 0.97%
      600  American Express Co. ...................................       65,100
      100  Countrywide Credit Industries, Inc. ....................        3,787
      100  H & R Block, Inc. ......................................        4,538
                                                                      ----------
                                                                          73,425
                                                                      ----------
           FOODS - 2.37%
      300  Best Foods..............................................       14,080
      500  Campbell Soup Co. ......................................       20,094
      500  ConAgra, Inc. ..........................................       15,062
      300  General Mills, Inc. ....................................       24,206
      450  H J Heinz Co. ..........................................       24,495
      100  Hershey Foods Corp. ....................................        6,225
      500  Kellogg Co. ............................................       18,500
      100  Pioneer Hi-Bred International, Inc. ....................        2,344

  NUMBER                                                        MARKET
 OF SHARES                                                      VALUE
--------------------------------------------------------------------------------
            FOODS - Continued
      100   Quaker Oats Co. ...............................   $    5,462
      200   Ralston Purina Co. ............................        5,388
      900   Sara Lee Corp. ................................       24,465
      200   Wm. Wrigley Jr. Co. ...........................       18,600
                                                              ----------
                                                                 178,921
                                                              ----------
            FOOTWEAR - 0.21%
      300   NIKE, Inc., Class B............................       16,088
                                                              ----------
            FREIGHT - 0.25%
      200 * FDX Corp. .....................................       19,100
                                                              ----------
            FUNERAL SERVICES - 0.04%
      200   Service Corp. International....................        3,075
                                                              ----------
            GOLD MINING - 0.18%
      400   Barrick Gold Corp. ............................        7,075
      100   Battle Mountain Gold Co. ......................          338
      300   Homestake Mining Co. ..........................        2,756
      300   Placer Dome, Inc. .............................        3,281
                                                              ----------
                                                                  13,450
                                                              ----------
            GOVERNMENT SPONSORED - 1.76%
      750   Federal Home Loan Mortagage Corp. .............       44,156
    1,150   Federal National Mortgage Association..........       80,500
      200   SLM Holding Corp. .............................        8,575
                                                              ----------
                                                                 133,231
                                                              ----------
            HARDWARE & TOOLS - 0.06%
      100   Black & Decker Corp. ..........................        4,875
                                                              ----------
            HEALTHCARE - 0.64%
      200   Cardinal Health, Inc. .........................       14,437
      200 * HealthSouth Corp. .............................        2,325
      200   IMS Health, Inc. ..............................        7,100
      211   Mckesson HBOC, Inc. ...........................       14,348
      200   United HealthCare Corp. .......................        9,863
                                                              ----------
                                                                  48,073
                                                              ----------
            HEAVY DUTY TRUCKS/PARTS - 0.06%
      100   PACCAR, Inc. ..................................        4,188
                                                              ----------
            HOSPITAL MANAGEMENT - 0.17%
      600   Columbia/HCA Healthcare Corp. .................       10,725
      100 * Tenet Healthcare Corp. ........................        1,969
                                                              ----------
                                                                  12,694
                                                              ----------

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE
--------------------------------------------------------------------------------
            HOSPITAL SUPPLIES - 3.64%
    1,500   Abbott Laboratories....................................   $   69,656
      400   Baxter International, Inc. ............................       28,150
      200   Becton, Dickinson and Co. .............................        6,700
      200 * Boston Scientific Corp. ...............................        5,300
    1,400   Johnson & Johnson .....................................      119,525
      650   Medtronic, Inc. .......................................       45,907
                                                                      ----------
                                                                         275,238
                                                                      ----------
            HOUSEHOLD PRODUCTS - 3.13%
      200   Clorox Co. ............................................       23,663
      350   Colgate-Palmolive Co. .................................       29,706
      100   Newell Co. ............................................        4,250
    1,400   Procter & Gamble Co. ..................................      125,300
      100   Rubbermaid, Inc. ......................................        3,306
      700   Unilever N V...........................................       50,706
                                                                      ----------
                                                                         236,931
                                                                      ----------
            INFORMATION PROCESSING -
            BUSINESS SOFTWARE - 4.58%
      100 * BMC Software, Inc. ....................................        4,088
    2,000 * Microsoft Corp. .......................................      300,250
      750 * Oracle Corp. ..........................................       41,906
                                                                      ----------
                                                                         346,244
                                                                      ----------
            INFORMATION PROCESSING -
            COMPUTER HARDWARE SYSTEMS - 3.88%
      100 * Apple Computer, Inc. ..................................        3,481
    1,300   Compaq Computer Corp. .................................       45,825
    1,000 * Dell Computer Corp. ...................................       80,125
      100 * Gateway 2000, Inc. ....................................        7,269
      750   International Business Machine.........................      127,500
      300 * Sun Microsystems, Inc. ................................       29,194
                                                                      ----------
                                                                         293,394
                                                                      ----------
            INFORMATION PROCESSING -
            COMPUTER SERVICES - 1.65%
      700 * America Online, Inc. ..................................       62,256
      600   Automatic Data Processing, Inc ........................       23,850
      500   Electronic Data Systems Corp. New......................       23,250
      300   First Data Corp. ......................................       11,475
      100   Paychex, Inc. .........................................        4,238
                                                                      ----------
                                                                         125,069
                                                                      ----------

--------------------------------------------------------------------------------

 38                                  February 28, 1999 (Unaudited)
         SOCIALLY RESPONSIBLE FUND - STATEMENT OF NET ASSETS CONTINUED

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE
--------------------------------------------------------------------------------
            INFORMATION PROCESSING -
            DATA SERVICES - 2.86%
      400 * Cendant Corp. .........................................   $    6,625
      400   Computer Associates Int'l..............................       16,800
      100 * Computer Sciences Corp. ...............................        6,662
      100 * Compuware Corp. .......................................        5,594
      400 * EMC Corp. .............................................       40,950
      950   Hewlett Packard Co. ...................................       63,116
      100   Novell, Inc . .........................................        1,937
      300   Pitney Bowes, Inc. ....................................       18,956
      100 * Seagate Technology.....................................        2,894
      200 * Solectron Corp. .......................................        8,938
      800   Xerox Corp. ...........................................       44,150
                                                                      ----------
                                                                         216,622
                                                                      ----------
            INFORMATION PROCESSING -
            NETWORKING - 1.84%
      100 * Ascend Communications, Inc. ...........................        7,694
    1,250 * Cisco Systems, Inc. ...................................      122,266
      100 * General Instrument Corp. ..............................        2,925
      200 * 3Com Corp. ............................................        6,287
                                                                      ----------
                                                                         139,172
                                                                      ----------
            INSURANCE - CASUALTY - 0.35%
      150   Chubb Corp. ...........................................        8,963
      100   Progressive Corp. .....................................       12,850
      150   St. Paul Companies, Inc. ..............................        4,856
                                                                      ----------
                                                                          26,669
                                                                      ----------
            INSURANCE - LIFE - 0.67%
      200   Aetna, Inc. ...........................................       14,812
      100   Conseco, Inc. .........................................        2,994
      100   Jefferson-Pilot Corp. .................................        6,781
      200   Lincoln National Corp. ................................       18,938
      100   Transamerica Corp. ....................................        7,256
                                                                      ----------
                                                                          50,781
                                                                      ----------
            INSURANCE - MISCELLANEOUS - 0.07%
        1   Berkshire Hathaway, Inc. ..............................        1,190
      100   UNUM Corp. ............................................        4,475
                                                                      ----------
                                                                           5,665
                                                                      ----------
            INSURANCE - MULTILINE - 3.18%
      700   Allstate Corp. ........................................       26,250
    1,171   American International Group. Inc .....................      133,421
      250   Aon Corp. .............................................       14,734

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE
--------------------------------------------------------------------------------
            INSURANCE - MULTILINE - Continued
      300   CIGNA Corp. ...........................................   $   23,550
      100   Cincinnati Financial Corp. ............................        3,506
      200   Hartford Financial Svcs Group..........................       10,813
      400   Marsh & McLennan Companies, Inc. ......................       28,325
                                                                      ----------
                                                                         240,599
                                                                      ----------
            LODGING - 0.05%
      100   Marriott International, Inc. ..........................        3,600
                                                                      ----------
            MACHINERY - AGRICULTURE - 0.06%
      150   Deere & Co. ...........................................        4,903
                                                                      ----------
            MACHINERY - CONSTRUCTION &
            CONTRACTS - 0.24%
      400   Caterpillar, Inc. .....................................       18,225
                                                                      ----------
            MACHINERY - INDUSTRIAL/SPECIALTY - 0.82%
      200   Cooper Industries, Inc. ...............................        8,750
      250   Dover Corp. ...........................................        8,500
      350 * Illinois Tool Works, Inc. .............................       24,062
      200   Ingersoll-Rand Co. ....................................        9,500
      100   Johnson Controls, Inc. ................................        6,150
      100   Newport News Shipbuilding..............................        2,894
      100   Pall Corp. ............................................        2,119
                                                                      ----------
                                                                          61,975
                                                                      ----------
            MEDICAL TECHNOLOGY - 0.23%
      300   Guidant Corp. .........................................       17,100
                                                                      ----------
            MERCHANDISE - DRUG - 0.56%
      300   CVS Corp. .............................................       15,900
      100   Rite Aid Corp. ........................................        4,138
      700   Walgreen Co. ..........................................       22,400
                                                                      ----------
                                                                          42,438
                                                                      ----------
            MERCHANDISE - SPECIALTY - 1.89%
      200 * Costco Companies, Inc. ................................       16,062
      200   Fortune Brands, Inc. ..................................        6,025
      475   Gap, Inc. .............................................       30,727
    1,200   Home Depot, Inc. ......................................       71,625
      100 * Kohl's Corp. ..........................................        6,900
      300 * Staples, Inc. .........................................        8,822
      100   TJX Companies, Inc. ...................................        2,856
                                                                      ----------
                                                                         143,017
                                                                      ----------

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE
--------------------------------------------------------------------------------
            MERCHANDISING--DEPARTMENT - 0.37%
      300   Dayton Hudson Corp. ...................................   $   18,769
      150   May Department Stores Co. .............................        8,887
                                                                      ----------
                                                                          27,656
                                                                      ----------
            MERCHANDISING - FOOD - 0.87%
      200   Albertsons, Inc. ......................................       11,400
      200   American Stores Co. ...................................        6,750
      200 * Kroger Co. ............................................       12,937
      400 * Safeway, Inc. .........................................       23,100
      250   SYSCO Corp. ...........................................        7,063
      100   Winn-Dixie Stores, Inc. ...............................        4,381
                                                                      ----------
                                                                          65,631
                                                                      ----------
            MERCHANDISING - MASS - 2.42%
      100 * KMart Corp. ...........................................        1,750
      200   J.C. Penney Co., Inc. .................................        7,225
      250   Sears Roebuck and Co. .................................       10,156
    1,900   Wal-Mart Stores, Inc. .................................      164,113
                                                                      ----------
                                                                         183,244
                                                                      ----------
            METALS - ALUMINUM - 0.14%
      450   Alcan Aluminium, Ltd. .................................       10,941
                                                                      ----------
            METALS - COPPER - 0.02%
      100   Newmont Mining Corp. ..................................        1,725
                                                                      ----------
            METALS - MISCELLANEOUS - 0.13%
      200   Engelhard Corp. .......................................        3,562
      200   Inco Limited...........................................        2,525
      100   Precision Castparts Corp. .............................        3,713
                                                                      ----------
                                                                           9,800
                                                                      ----------
            METALS - STEEL - 0.03%
      200   Worthington Industries, Inc. ..........................        2,538
                                                                      ----------
            MISCELLANEOUS - 0.05%
      100   Equifax, Inc. .........................................        3,775
                                                                      ----------
            NATURAL GAS - DIVERSIFIED - 0.03%
      100   Questar Corp. .........................................        1,788
      100 * Seagull Energy Corp. ..................................          475
                                                                      ----------
                                                                           2,263
                                                                      ----------

--------------------------------------------------------------------------------

 February 28, 1999 (Unaudited)                                             39
         SOCIALLY RESPONSIBLE FUND - STATEMENT OF NET ASSETS CONTINUED

 NUMBER                                             MARKET
OF SHARES                                           VALUE
------------------------------------------------------------
           OIL - INTEGRATED DOMESTIC - 1.25%
     350   Amerada Hess Corp. ................... $   15,881
     200   Ashland Oil, Inc. ....................      8,900
     500   Burlington Resources, Inc. ...........     16,188
     100   Pennzoil-Quaker State Co..............      1,244
     200   Kerr-McGee Corp. .....................      5,713
     200 * Oryx Energy Co. ......................      2,075
     850   Phillips Petroleum Co. ...............     32,884
     550   USX-Marathon Group....................     11,378
                                                  ----------
                                                      94,263
                                                  ----------
           OIL - INTEGRATED INTERNATIONAL - 1.10%
     400   Murphy Oil Corp. .....................     13,675
   1,500   Texaco, Inc. .........................     69,844
                                                  ----------
                                                      83,519
                                                  ----------
           OIL - SERVICES - 0.90%
     400   Baker Hughes, Inc. ...................      7,200
     700   Halliburton Co. ......................     19,775
     850   Schlumberger, Ltd. ...................     41,278
                                                  ----------
                                                      68,253
                                                  ----------
           OIL/GAS PRODUCERS - 0.54%
     300   Anadarko Petroleum Corp. .............      8,250
     300 * Apache Corp. .........................      5,981
     300   Pennzenergy Co........................      2,812
     100   Noble Affiliates, Inc. ...............      2,262
     100 * Pioneer Natural Resources Corp. ......        519
     400 * Ranger Oil Ltd. ......................      1,125
     300   Sonat, Inc. ..........................      7,594
     200   Sunoco, Inc. .........................      6,088
     100   Ultramar Diamond Shamrock.............      1,975
     500   Union Pacific Resources Group, Inc. ..      4,469
                                                  ----------
                                                      41,075
                                                  ----------
           PAPER/FOREST PRODUCTS - 1.04%
     200   Avery Dennison Corp. .................     10,737
     200   Fort James Corp. .....................      5,975
     400   International Paper Co. ..............     16,800
     700   Kimberly-Clark Corp. .................     33,075
     100   Louisiana Pacific Corp. ..............      1,837
     100   Mead Corp. ...........................      3,044
     100   Potlatch Corp. .......................      3,469
     100   Willamette Industries, Inc. ..........      3,644
                                                  ----------
                                                      78,581
                                                  ----------

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE
--------------------------------------------------------------------------------
            POLLUTION CONTROL - 0.33%
      100   Browning-Ferris Industries Inc. .......................   $    3,150
      450   Waste Management, Inc. ................................       21,994
                                                                      ----------
                                                                          25,144
                                                                      ----------
            PUBLISHING - NEWS - 1.23%
      100   Dow Jones & Co., Inc. .................................        4,700
      350   Gannett Co., Inc. .....................................       22,225
      150   New York Times Co., Class A ...........................        4,650
      100   Tribune Co. ...........................................        6,631
      100   Washington Post Co., Class B...........................       54,988
                                                                      ----------
                                                                          93,194
                                                                      ----------
            PUBLISHING/PRINTING - 0.42%
      100   Deluxe Corp. ..........................................        3,387
      200   Dun & Bradstreet Corp..................................        6,850
      200   McGraw-Hill, Inc. .....................................       21,888
                                                                      ----------
                                                                          32,125
                                                                      ----------
            RAILROAD - 0.81%
      500   Burlington Northern Santa Fe...........................       16,563
      300   CSX Corp. .............................................       11,775
      500   Norfolk Southern Corp. ................................       14,031
      400   Union Pacific Corp. ...................................       18,750
                                                                      ----------
                                                                          61,119
                                                                      ----------
            RESTAURANTS - 0.98%
      800   McDonald's Corp. ......................................       68,000
      100 * Tricon Global Restaurants, Inc. .......................        6,200
                                                                      ----------
                                                                          74,200
                                                                      ----------
            SAVINGS & LOAN - 0.34%
      100   Golden West Financial Corp. ...........................        9,394
      400   Washington Mutual, Inc. ...............................       16,000
                                                                      ----------
                                                                          25,394
                                                                      ----------
            SECURITIES RELATED - 1.35%
      100   Franklin Resources, Inc. ..............................        3,181
      350   Merrill Lynch & Co., Inc. .............................       26,863
      550   Morgan Stanley Dean Witter Discover....................       49,775
      300   Charles Schwab Corp. ..................................       22,369
                                                                      ----------
                                                                         102,188
                                                                      ----------
            SEMICONDUCTOR EQUIPMENT - 0.29%
      300 * Applied Materials, Inc. ...............................       16,688
      100 * KLA-Tencor Corp. ......................................        5,181
                                                                      ----------
                                                                          21,869
                                                                      ----------

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE
--------------------------------------------------------------------------------
            SEMICONDUCTORS - 3.10%
      100 * Advanced Micro Devices, Inc. ..........................   $    1,787
    1,400   Intel Corp. ...........................................      167,913
      200   Micron Technology, Inc. ...............................       11,525
      400   Rockwell International Corp. ..........................       17,775
      400   Texas Instruments, Inc. ...............................       35,675
                                                                      ----------
                                                                         234,675
                                                                      ----------
            TELECOMMUNICATIONS - 3.24%
      350   ALLTEL Corp. ..........................................       20,956
      100   Frontier Corp. ........................................        3,594
    1,500 * MCI Worldcom, Inc. ....................................      123,750
      100 * Nextel Communications, Inc., Class A...................        3,006
      600   Northern Telecom Ltd...................................       34,838
      150 * Tellabs, Inc. .........................................       12,009
                                                                      ----------
                                                                         243,684
                                                                      ----------
            TEXTILE - PRODUCTS - 0.06%
      100   V.F. Corp. ............................................        4,813
                                                                      ----------
            UTILITIES - COMMUNICATION - 5.37%
    1,150 * Ameritech Corp. .......................................       75,181
    1,500   Bell Atlantic Corp. ...................................       86,156
    1,800   BellSouth Corp. .......................................       83,250
    1,900   SBC Communications, Inc. ..............................      100,463
      600   Sprint Corp. FON Group.................................       51,488
      250 * Sprint Corp. PCS Group.................................        8,000
                                                                      ----------
                                                                         404,538
                                                                      ----------
            UTILITIES - ELECTRIC - 1.90%
      100 * AES Corp. .............................................        3,719
      350   Allegheny Energy, Inc. ................................       10,391
      100   Cleco Corp. ...........................................        2,937
      450   Cinergy Corp. .........................................       13,134
      400   DPL, Inc. .............................................        7,125
      100   Hawaiian Electric Industries...........................        3,487
      200   Idacorp, Inc. .........................................        6,212
      100   IPALCO Enterprises, Inc. ..............................        4,794
      100   Kansas City Power & Light Co. .........................        2,550
      100   Minnesota Power, Inc. .................................        4,019
      100   Montana Power Co. .....................................        6,088
      200   NIPSCO Industries, Inc. ...............................        5,188

--------------------------------------------------------------------------------

 40                                  February 28, 1999 (Unaudited)
         SOCIALLY RESPONSIBLE FUND - STATEMENT OF NET ASSETS CONTINUED

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE
--------------------------------------------------------------------------------
           UTILITIES - ELECTRIC - Continued
      100  Nevada Power Co. .......................................   $    2,394
      450  New Century Energies, Inc. .............................       18,253
      200  OGE Energy Corp. .......................................        4,775
      400  PP&L Resources, Inc. ...................................       10,200
      700  PacifiCorp..............................................       12,556
      350  Potomac Electric Power Co. .............................        8,531
      250  Puget Sound Energy, Inc. ...............................        6,031
      200  TECO Energy, Inc. ......................................        4,325
      200  UtiliCorp United, Inc. .................................        6,875
                                                                      ----------
                                                                         143,584
                                                                      ----------
           UTILITIES - GAS, DISTRIBUTION - 0.31%
      100  AGL Resources, Inc. ....................................        1,906
      300  KeySpan Energy..........................................        7,950
      100  MCN Energy Group, Inc. .................................        1,781
      200  National Fuel Gas Co. ..................................        8,063
      100  NICOR, Inc. ............................................        3,819
                                                                      ----------
                                                                          23,519
                                                                      ----------
           UTILITIES - GAS, PIPELINE - 1.31%
      200  Columbia Energy Group...................................       10,100
      400  Consolidated Natural Gas Co. ...........................       21,975
      600  Enron Corp. ............................................       39,000
      100  ONEOK, Inc. ............................................        2,694
      200  Peoples Energy Corp. ...................................        6,787
      500  Williams Companies, Inc. ...............................       18,500
                                                                      ----------
                                                                          99,056
                                                                      ----------
           WATER SERVICES - 0.04%
      100  American Water Works Co., Inc. .........................        3,025
                                                                      ----------
           TOTAL COMMON STOCK
           (Cost $6,556,560).......................................    7,461,228
                                                                      ----------
    PAR
  VALUE
 ---------
           CORPORATE SHORT TERM
           COMMERCIAL PAPER - 7.10%
           MERCHANDISE - FOOD - 2.72%
 $206,000  American Stores Company,
           5.02% due 03/01/99......................................      206,000
                                                                      ----------
           OIL/GAS PRODUCERS - 4.38%
  331,000  Sonat, Inc.,
           4.98% due 03/01/99......................................      331,000
                                                                      ----------

   PAR                                                               MARKET
 VALUE                                                               VALUE
------------------------------------------------------------------------------
         TOTAL CORPORATE SHORT TERM
         (Cost $537,000)........................................   $  537,000
                                                                   ----------
         UNITED STATES GOVERNMENT SHORT TERM
         U.S. TREASURY BILLS - 0.66%
 $50,000 United States Treasury Bills,
         4.18% due 04/01/99.....................................       49,820
                                                                   ----------
         TOTAL UNITED STATES GOVERNMENT SHORT TERM
         (Cost $49,820).........................................       49,820
                                                                   ----------
         TOTAL INVESTMENTS
         (Cost $7,143,380) - 106.42%............................    8,048,048
         Other assets less liabilities,
         net - (6.42%)..........................................     (485,811)
                                                                   ----------
         NET ASSETS (equivalent
         to $12.26 per share on
         616,663 shares
         outstanding) - 100.00%.................................   $7,562,237
                                                                   ----------

   * Non-income producing

--------------------------------------------------------------------------------

NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $.01 par value per share,
unlimited shares authorized, 616,663 shares outstanding.........   $    6,167
Additional paid in capital......................................    6,425,629
Undistributed net realized gain on securities...................      224,810
Undistributed net investment income.............................          963
Unrealized appreciation of securities...........................      904,668
                                                                   ----------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING.....................   $7,562,237
                                                                   ----------

 SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

          SOCIALLY RESPONSIBLE FUND - FINANCIAL STATEMENTS (Unaudited)       41

STATEMENT OF OPERATIONS
For the six months ended February 28, 1999

--------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends..........................................................  $   35,822
Interest...........................................................      22,595
                                                                     ----------
Total investment income............................................      58,417
                                                                     ----------
EXPENSES:
Custodian fees.....................................................      10,817
Advisory fees......................................................       7,497
Administrative service fee.........................................       7,496
Audit fees.........................................................       7,152
Trustees' fees and expenses........................................       1,915
Report to shareholders.............................................         726
Accounting services................................................         900
Pricing services...................................................         602
Miscellaneous......................................................         286
                                                                     ----------
 Total expenses....................................................      37,391
 Expense reimbursement (see Note 3)................................     (19,999)
                                                                     ----------
 Net expenses......................................................      17,392
                                                                     ----------
NET INVESTMENT INCOME..............................................      41,025
                                                                     ----------
REALIZED AND UNREALIZED GAIN ON SECURITIES:
Net realized gain on securities....................................     510,543
Net unrealized appreciation of securities during the period........     904,668
                                                                     ----------
 Net realized and unrealized gain on securities during the period..   1,415,211
                                                                     ----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...................  $1,456,236
                                                                     ----------

STATEMENT OF CHANGES IN NET ASSETS

                                                For the        For the period
                                           six months ended   August 26, 1998
                                           February 28, 1998 to August 31, 1998
                                           ------------------------------------
OPERATIONS:
Net investment income....................     $   41,025           $    -
Net realized gain on securities..........        510,543                -
Net unrealized appreciation of securities
during the period........................        904,668                -
                                           ------------------------------------
 Increase in net assets resulting from
 operations..............................      1,456,236                -
                                           ------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income ...................        (40,062)               -
Net realized gain on securities..........       (285,733)               -
                                           ------------------------------------
 Decrease in net assets resulting from
 distributions
 to shareholders.........................       (325,795)               -
                                           ------------------------------------
SHARE TRANSACTIONS:
Proceeds from shares sold................      6,103,987            6,667
Proceeds from shares issued for
distributions reinvested.................        325,795                -
                                           ------------------------------------
                                               6,429,782            6,667
Cost of shares repurchased...............         (4,653)               -
                                           ------------------------------------
 Increase in net assets resulting from
 share transactions......................      6,425,129            6,667
                                           ------------------------------------
TOTAL INCREASE IN NET ASSETS.............      7,555,570            6,667
NET ASSETS:
Beginning of period......................          6,667                -
                                           ------------------------------------
End of period (including undistributed
net investment income
of $963 and $0)..........................     $7,562,237           $6,667
                                           ------------------------------------
CHANGE IN SHARES OUTSTANDING:
Shares sold..............................        589,702              667
Shares issued for distributions
reinvested...............................         26,664                -
Shares repurchased.......................           (370)               -
                                           ------------------------------------
 Increase in shares outstanding..........        615,996              667
Shares outstanding:
 Beginning of period.....................            667                -
                                           ------------------------------------
 End of period ..........................        616,663              667
                                           ------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

 42                                  February 28, 1999 (Unaudited)
                    BALANCED FUND - STATEMENT OF NET ASSETS

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE
--------------------------------------------------------------------------------
            COMMON STOCK - 65.28%

            AEROSPACE/DEFENSE - 1.59%
      900   Boeing Co..............................................   $   32,006
      600   United Technologies Corp...............................       74,325
                                                                      ----------
                                                                         106,331
                                                                      ----------
            AUTO - CARS - 0.08%
      300 * Delphi Automotive Systems Corp.........................        5,531
                                                                      ----------
            AUTO - ORIGINAL EQUIPMENT - 0.59%
      800   Federal-Mogul Corp.....................................       39,350
                                                                      ----------
            BANKS - NEW YORK CITY - 1.98%
    2,250   Citigroup Inc..........................................      132,187
                                                                      ----------
            BANKS - OTHER - 3.30%
    1,178   BankAmerica Corp.......................................       76,949
    3,900   Wells Fargo Company....................................      143,325
                                                                      ----------
                                                                         220,274
                                                                      ----------
            BEVERAGE - SOFT DRINKS - 1.32%
      500   Coca-Cola Co...........................................       31,969
    1,500   PepsiCo, Inc...........................................       56,437
                                                                      ----------
                                                                          88,406
                                                                      ----------
            BROADCASTING - 4.35%
    1,100 * Cablevision Systems Corp., Class A.....................       71,500
    2,100 * Tele-Comm Liberty Media Group., Class A................      113,138
    1,200 * Viacom, Inc. Class B...................................      106,050
                                                                      ----------
                                                                         290,688
                                                                      ----------
            BUILDING MATERIALS - 1.15%
    1,300   Lowe's Companies, Inc..................................       77,106
                                                                      ----------
            CHEMICAL - MISCELLANEOUS - 0.49%
    1,000   Air Products and Chemicals, Inc........................       32,125
                                                                      ----------
            CONGLOMERATES - 0.58%
      500   Textron, Inc...........................................       39,000
                                                                      ----------
            CONTAINERS - PAPER - 0.53%
      700 * Sealed Air Corp........................................       35,525
                                                                      ----------
            DRUGS - 3.27%
    2,300   Astra AB - ADR, Class A................................       45,425
      800 * Forest Laboratories, Inc...............................       39,550

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE
--------------------------------------------------------------------------------
            DRUGS - Continued
      700   Pfizer, Inc............................................   $   92,356
    1,000   Zeneca Group Plc - ADR.................................       41,063
                                                                      ----------
                                                                         218,394
                                                                      ----------
            ELECTRONIC INSTRUMENTS - 0.82%
    5,200 * Sensormatic Electronics Corp...........................       54,600
                                                                      ----------
            ENTERTAINMENT - 1.96%
    1,300 * Fox Entertainment Group................................       33,800
    1,400   Hasbro, Inc............................................       51,800
      700   Time Warner, Inc.......................................       45,150
                                                                      ----------
                                                                         130,750
                                                                      ----------
            FINANCE COMPANIES - 1.34%
    2,200   Household International, Inc...........................       89,375
                                                                      ----------
            FOODS - 1.42%
    1,600   Kellogg Co.............................................       59,200
      800   Nabisco Holdings Corp., Class A........................       35,500
                                                                      ----------
                                                                          94,700
                                                                      ----------
            FOOTWEAR - 0.96%
    1,200   NIKE, Inc., Class B....................................       64,350
                                                                      ----------
            GOVERNMENT SPONSORED - 1.60%
    2,500   SLM Holding Corp. .....................................      107,188
                                                                      ----------
            HEALTHCARE - 1.11%
      800 * Quintiles Transnational Corp...........................       34,500
      800   United HealthCare Corp. ...............................       39,450
                                                                      ----------
                                                                          73,950
                                                                      ----------
            HOSPITAL SUPPLIES - 0.85%
      800   Medtronic, Inc.........................................       56,500
                                                                      ----------
            HOUSEHOLD PRODUCTS - 0.51%
      400   Colgate-Palmolive Co...................................       33,950
                                                                      ----------
            INFORMATION PROCESSING - BUSINESS
            SOFTWARE - 0.93%
    3,300 * Peoplesoft, Inc........................................       62,287
                                                                      ----------
            INFORMATION PROCESSING - COMPUTER
            HARDWARE SYSTEMS - 1.27%
      800 * Gateway 2000, Inc......................................       58,150
    2,800 * Western Digitial Corp..................................       26,950
                                                                      ----------
                                                                          85,100
                                                                      ----------

  NUMBER                                                            MARKET
 OF SHARES                                                          VALUE
--------------------------------------------------------------------------------
            INFORMATION PROCESSING -
            DATA SERVICES - 1.82%
    1,100   Autodesk, Inc......................................   $   44,137
    1,400   Xerox Corp.........................................       77,263
                                                                  ----------
                                                                     121,400
                                                                  ----------
            INFORMATION PROCESSING -
            NETWORKING - 0.46%
      400 * Ascend Communications, Inc.........................       30,775
                                                                  ----------
            INSURANCE - LIFE - 0.71%
      500   Lincoln National Corp..............................       47,344
                                                                  ----------
            INSURANCE - MISCELLANEOUS - 2.26%
       21 * Berkshire Hathaway, Inc............................       49,959
        1 * Berkshire Hathaway, Inc., Class A..................       71,100
      700   PMI Group Inc......................................       30,188
                                                                  ----------
                                                                     151,247
                                                                  ----------
            INSURANCE - MULTILINE - 1.47%
      700   Cincinnati Financial Corp..........................       24,544
    1,200   XL Capital Limited.................................       73,500
                                                                  ----------
                                                                      98,044
                                                                  ----------
            MACHINERY - INDUSTRY/SPECIALTY - 1.64%
    1,800   Dover Corp.........................................       61,200
      700   Illinois Tool Works Inc............................       48,125
                                                                  ----------
                                                                     109,325
                                                                  ----------
            MEDICAL TECHNOLOGY - 1.28%
    1,500   Guidant Corp.......................................       85,500
                                                                  ----------
            MERCHANDISE - SPECIALTY - 0.57%
      700   Circuit City Stores, Inc...........................       37,975
                                                                  ----------
            MERCHANDISING - MASS - 0.65%
      500   Wal-Mart Stores, Inc...............................       43,188
                                                                  ----------
            NATURAL GAS-DIVERSIFIED - 0.60%
    1,900   K N Energy, Inc....................................       39,781
                                                                  ----------
            OIL - INTEGRATED DOMESTIC - 0.53%
    1,000   Burlington Resources, Inc..........................       32,375
      300 * Oryx Energy Co.....................................        3,112
                                                                  ----------
                                                                      35,487
                                                                  ----------

--------------------------------------------------------------------------------

 February 28, 1999 (Unaudited)                                  43
               BALANCED FUND - STATEMENT OF NET ASSETS CONTINUED

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
             OIL - INTEGRATED INTERNATIONAL - 1.35%
      600    Exxon Corp...........................................   $    39,937
      600    Mobil Corp...........................................        49,913
                                                                     -----------
                                                                          89,850
                                                                     -----------
             OIL - SERVICE - PRODUCTS - 1.47%
      500    Bp Amoco Plc - ADR...................................        42,500
      900    Shell Transport & Trading - ADR......................        30,206
    1,500 *  Weatherford International Inc. ......................        25,500
                                                                     -----------
                                                                          98,206
                                                                     -----------
             OIL - SERVICES - 0.46%
    1,700    Baker Hughes Inc. ...................................        30,600
                                                                     -----------
             PAPER/FOREST PRODUCTS - 1.44%
    1,800    Fort James Corp. ....................................        53,775
      900    Kimberly-Clark Corp. ................................        42,525
                                                                     -----------
                                                                          96,300
                                                                     -----------
             POLLUTION CONTROL - 0.97%
    2,900 *  Republic Industries, Inc. ...........................        35,525
      600    Waste Management, Inc. ..............................        29,325
                                                                     -----------
                                                                          64,850
                                                                     -----------
             REAL ESTATE INVESTMENT TRUSTS - 0.87%
    3,200    Indymac Mortgage Holdings............................        34,000
      700    Vornado Realty Trust.................................        24,063
                                                                     -----------
                                                                          58,063
                                                                     -----------
             SAVINGS & LOAN - 1.02%
    1,708    Washington Mutual, Inc. .............................        68,320
                                                                     -----------
             SEMICONDUCTOR EQUIPMENT - 1.68%
      900 *  Applied Materials, Inc. .............................        50,063
    1,200 *  KLA-Tencor Corp. ....................................        62,175
                                                                     -----------
                                                                         112,238
                                                                     -----------
             SEMICONDUCTORS - 1.16%
      400    Intel Corp...........................................        47,975
      700 *  Maxim Integrated Products ...........................        29,181
                                                                     -----------
                                                                          77,156
                                                                     -----------
             TELECOMMUNICATIONS - 5.43%
      800 *  Airtouch Communications, Inc. .......................        72,850
    3,100 *  Loral Space & Communications Ltd.....................        55,800

  NUMBER                                                         MARKET
 OF SHARES                                                        VALUE

------------------------------------------------------------------------------
                TELECOMMUNICATIONS - Continued
    1,195 *     MCI Worldcom Inc............................   $    98,587
    1,000       Nokia Corp ADR - Series A...................       135,625
                                                               -----------
                                                                   362,862
                                                               -----------
                TEXTILE - PRODUCTS - 0.84%
    2,000 *     Jones Apparel Group, Inc. ..................        55,875
                                                               -----------
                TOBACCO - 0.53%
      900       Philip Morris Companies Inc. ...............        35,213
                                                               -----------
                UTILITIES - COMMUNICATION - 1.47%
      300       AT&T - Liberty Media Group..................        24,637
      600       Ameritech Corp. ............................        39,225
      400       Sprint Corp. FON Group......................        34,325
                                                               -----------
                                                                    98,187
                                                               -----------
                UTILITIES - ELECTRIC - 1.80%
    1,600 *     AES Corp. ..................................        59,500
    1,000       Cinergy Corp. ..............................        29,187
    2,100 *     Northeast Utilities.........................        31,369
                                                               -----------
                                                                   120,056
                                                               -----------
                UTILITIES - GAS, PIPELINE - 0.82%
    1,500       Williams Companies, Inc. ...................        55,500
                                                               -----------
                TOTAL COMMON STOCK
                (Cost $3,571,661)...........................     4,361,009
                                                               -----------
    PAR
  VALUE
 ---------

                CORPORATE BONDS - LONG TERM - 18.12%
                BEVERAGE - BREWERS/DISTRIBUTORS - 1.53%
 $100,000       J. Seagram & Sons,
                7.50% due 12/15/18..........................       102,025
                                                               -----------
                BROADCASTING - 1.10%
  100,000(1)    Fox/Liberty Networks,
                9.75% due 08/15/07..........................        73,500
                                                               -----------
                ELECTRICAL EQUIPMENT - 1.51%
  100,000       Philips Electronics, N.V.,
                7.20% due 06/01/26..........................       101,142
                                                               -----------
                ENTERTAINMENT - 1.55%
  100,000       Time Warner, Inc.,
                7.25% due 10/15/17..........................       103,276
                                                               -----------

   PAR                                                                MARKET
  VALUE                                                                VALUE

-------------------------------------------------------------------------------
               FINANCE COMPANIES - 2.89%
 $ 97,608      Commercial Mortgage Acceptance,
               5.80% due 03/15/06................................   $    95,290
   99,075      DLJ Commercial Mortgage Corp.,
               5.88% due 11/12/31................................        97,419
                                                                    -----------
                                                                        192,709
                                                                    -----------
               FINANCIAL SERVICES - 1.43%
  100,000      Ford Motor Credit Co.,
               5.80% due 01/12/09................................        96,158
                                                                    -----------
               HEALTHCARE - 1.11%
  100,000      Integrated Health Services,
               9.25% at 01/15/08.................................        74,000
                                                                    -----------
               POLLUTION CONTROL - 1.49%
  100,000      Browning-Ferris Industries, Inc.,
               6.08% due 01/18/00................................        99,766
                                                                    -----------
               SAVINGS & LOAN - 1.50%
  100,000      Household Finance Co.,
               6.40% due 06/17/08................................        99,933
                                                                    -----------
               TELECOMMUNICATIONS - 2.40%
  100,000(1)   Spectrasite Holdings, Inc.,
               12.0% due 07/15/08................................        59,000
  100,000      US West Cap Funding, Inc.,
               6.25% due 07/15/05................................       101,021
                                                                    -----------
                                                                        160,021
                                                                    -----------
               UTILITIES - COMMUNICATION - 1.61%
  100,000      GTE Corp.,
               7.90% due 02/01/27................................       107,482
                                                                    -----------
               TOTAL CORPORATE BONDS
               (Cost $1,257,252).................................     1,210,012
                                                                    -----------
               CORPORATE SHORT TERM
               COMMERCIAL PAPER - 6.90%
               CHEMICAL - MAJOR - 2.42%
  162,000      Eastman Chemical Co.,
               5.00% due 03/01/99................................       162,000
                                                                    -----------
               SEMICONDUCTORS - 4.48%
  299,000      Avnet, Inc.,
               4.85% due 03/01/99................................       299,000
                                                                    -----------

--------------------------------------------------------------------------------

 44                                  February 28, 1999 (Unaudited)
               BALANCED FUND - STATEMENT OF NET ASSETS CONTINUED

   PAR                                                              MARKET
  VALUE                                                             VALUE
--------------------------------------------------------------------------------
          TOTAL CORPORATE SHORT TERM
          (Cost $461,000)......................................   $  461,000
                                                                  ----------
          UNITED STATES GOVERNMENT
          LONG TERM - 9.49%

          FEDERAL AGENCIES - 3.39%
 $223,284 Government National Mortgage Association,
          7.00% due 09/15/28...................................      226,423
                                                                  ----------
          GOVERNMENT SPONSORED - 1.46%
  100,000 Federal Home Loan Bank.,
          5.13% due 09/15/03...................................       97,766
                                                                  ----------
          UNITED STATES NOTES - 4.64%
  300,000 United States Treasury Notes,
          6.25% due 02/15/03...................................      309,937
                                                                  ----------
          TOTAL UNITED STATES GOVERNMENT -
          LONG TERM
          (Cost $646,282)......................................      634,126
                                                                  ----------
          TOTAL INVESTMENT
          (Cost $5,936,195) - 99.79%...........................    6,666,147

          Other assets less liabilities,
          net - 0.21%..........................................       13,542
                                                                  ----------
          NET ASSETS (equivalent
          to $11.86 per share on
          563,434 shares outstanding) - 100%...................   $6,679,689
                                                                  ----------

   * Non-income producing
   (1) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 1999 the aggregate value of these securities was $132,500, representing 1.98% of net assets.


--------------------------------------------------------------------------------
 NET ASSETS REPRESENTED BY:
 Shares of beneficial interest, $.01 par value per share,
 unlimited shares authorized, 563,434 shares outstanding.......   $    5,634
 Additional paid in capital....................................    5,751,365
 Undistributed net realized gain on  securities................      190,635
 Undistributed net investment income...........................        2,103
 Unrealized appreciation of securities.........................      729,952
                                                                  ----------
  NET ASSETS APPLICABLE TO
  SHARES OUTSTANDING...........................................   $6,679,689
                                                                  ----------

 SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                BALANCED FUND - FINANCIAL STATEMENTS (Unaudited)            45

STATEMENT OF OPERATIONS
For the six months ended February 28, 1999

INVESTMENT INCOME:
Dividends.......................................................... $   23,281
Interest...........................................................     60,606
                                                                    ----------
 Total investment income...........................................     83,887
                                                                    ----------
EXPENSES:
Advisory fees......................................................     22,311
Custodian fees.....................................................     10,180
Administration service fee.........................................      6,972
Audit fees and tax services........................................      6,654
Trustees' fees and expenses........................................      1,788
Report to shareholders.............................................        637
Accounting services................................................        837
Pricing services...................................................        561
Miscellaneous......................................................        265
                                                                    ----------
 Total expenses....................................................     50,205
 Expense reimbursement (see Note 3)................................    (26,500)
                                                                    ----------
 Net expenses......................................................     23,705
                                                                    ----------
NET INVESTMENT INCOME..............................................     60,182
                                                                    ----------
REALIZED AND UNREALIZED GAIN ON SECURITIES:
Net realized gain on securities....................................    224,686
Net unrealized appreciation of securities during the period........    729,952
                                                                    ----------
Net realized and unrealized gain on securities during the period...    954,638
                                                                    ----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS................... $1,014,820
                                                                    ----------

STATEMENT OF CHANGES IN NET ASSETS

                                                For the        For the period
                                           six months ended   August 26, 1998
                                           February 28, 1999 to August 31, 1998
                                           ------------------------------------
OPERATIONS:
Net investment income....................     $   60,182           $    -
Net realized gain on securities..........        224,686                -
Net unrealized appreciation of securities
during the period........................        729,952                -
                                           ------------------------------------
 Increase in net assets resulting from
 operations..............................      1,014,820                -
                                           ------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income ...................        (58,079)               -
Net realized gain on securities..........        (34,051)               -
                                           ------------------------------------
 Decrease in net assets resulting from
 distributions to shareholders...........        (92,130)               -
                                           ------------------------------------
SHARE TRANSACTIONS:
Proceeds from shares sold................      5,658,436            6,667
Proceeds from shares issued for
distributions reinvested.................         92,130                -
                                           ------------------------------------
                                               5,750,566            6,667
Cost of shares repurchased...............           (234)               -
                                           ------------------------------------
 Increase in net assets resulting from
 share transactions......................      5,750,332            6,667
                                           ------------------------------------
TOTAL INCREASE IN NET ASSETS.............      6,673,022            6,667
NET ASSETS:
Beginning of period......................          6,667                -
                                           ------------------------------------
End of period (including undistributed
net investment income of $2,103 and $0)..     $6,679,689           $6,667
                                           ------------------------------------
CHANGE IN SHARES OUTSTANDING:
Shares sold..............................        554,865              667
Shares issued for distributions
reinvested...............................          7,921                -
Shares repurchased.......................            (19)               -
                                           ------------------------------------
 Increase in shares outstanding..........        562,767              667
Shares outstanding:
 Beginning of period.....................            667                -
                                           ------------------------------------
 End of period ..........................        563,434              667
                                           ------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

 46                                  February 28, 1999 (Unaudited)
                 HIGH YIELD BOND FUND - STATEMENT OF NET ASSETS

   PAR                                                                 MARKET
  VALUE                                                                VALUE
-------------------------------------------------------------------------------
               CORPORATE BONDS - 96.61%

               APPAREL & PRODUCTS - 3.30%
 $100,000      Bell Sports, Inc.,
               11.00% due 08/15/08................................   $  101,500
  100,000(1)   Galey & Lord, Inc.,
               9.13% due 03/01/08.................................       75,500
                                                                     ----------
                                                                        177,000
                                                                     ----------
               AUTO - REPLACEMENT PARTS - 4.14%
  200,000      Hayes Wheels International, Inc.,
               11.00% due 07/15/06................................      222,000
                                                                     ----------
               BROADCASTING - 5.91%
   50,000      Cumulus Media,
               10.38% due 07/01/08................................       54,000
  100,000(1)   Echostar DBS Corp.,
               9.38% due 02/01/09.................................      100,500
  150,000      Jacor Communications Co.,
               8.75% due 06/15/07.................................      162,000
                                                                     ----------
                                                                        316,500
                                                                     ----------
               CHEMICAL - MAJOR - 3.76%
  100,000      Koppers, Ind.,
               9.88% due 12/01/07.................................       99,500
  100,000      Polymer Group, Inc.,
               9.00% due 07/01/07.................................      101,750
                                                                     ----------
                                                                        201,250
                                                                     ----------
               CONSUMER FINANCE - 1.83%
  100,000      AmeriCredit Corp.,
               9.25% due 02/01/04.................................       98,125
                                                                     ----------
               ELECTRONIC INSTRUMENTS - 1.94%
  100,000(1)   Flextronics International,
               8.75% due 10/15/07.................................      103,750
                                                                     ----------
               ENTERTAINMENT - 4.76%
  200,000(1)   Cinemark USA, Inc.,
               9.63% due 08/01/08.................................      206,000
   50,000      MTS, Inc.,
               9.38% due 05/01/05.................................       48,750
                                                                     ----------
                                                                        254,750
                                                                     ----------

   PAR                                                                 MARKET
  VALUE                                                                VALUE
-------------------------------------------------------------------------------
               FINANCIAL SERVICES - 3.90%
 $200,000      Tembec Finance,
               9.88% due 09/30/05.................................   $  209,000
                                                                     ----------
               FOODS - 2.00%
  100,000      Agrilink Foods,
               11.88% due 11/01/08................................      107,000
                                                                     ----------
               FREIGHT - 2.87%
  150,000      Coach USA, Inc.,
               9.38% due 07/01/07.................................      153,563
                                                                     ----------
               HEALTHCARE - 5.04%
  200,000      Integrated Health Services,
               10.25% due 04/30/06................................      164,000
  100,000(1)   National Vision Assoc.,
               12.75% due 10/15/05................................      106,000
                                                                     ----------
                                                                        270,000
                                                                     ----------
               HOME BUILDERS - 1.87%
  100,000      Del Webb Corp.,
               10.25% due 02/15/10................................      100,180
                                                                     ----------
               HOUSEHOLD PRODUCTS - 4.03%
  200,000      Lifestyle Furnishings,
               10.88% due 08/01/06................................      216,000
                                                                     ----------
               LEISURE TIME - 4.77%
  200,000      Boyd Gaming Corp.,
               9.50% due 07/15/07.................................      205,000
   50,000(1)   Hollywood Park, Inc.,
               9.25% due 02/15/07.................................       50,375
                                                                     ----------
                                                                        255,375
                                                                     ----------
               LODGING - 3.85%
  200,000      Prime Hospitality Corp.,
               9.75% due 04/01/07.................................      206,000
                                                                     ----------
               MACHINERY - INDUSTRIAL/SPECIALTY - 7.77%
  200,000      General Binding Corp.,
               9.38% due 06/01/08.................................      208,000
  200,000      Synthetic Industries,
               9.25% due 02/15/07.................................      208,000
                                                                     ----------
                                                                        416,000
                                                                     ----------

   PAR                                                                 MARKET
  VALUE                                                                VALUE
-------------------------------------------------------------------------------
               MERCHANDISE - SPECIALTY - 2.66%
 $150,000      Finlay Fine Jewelry,
               8.38% due 05/01/08.................................   $  142,500
                                                                     ----------
               METALS - STEEL - 1.74%
  100,000      Metals USA, Inc.,
               8.63% due 02/15/08.................................       93,375
                                                                     ----------
               MISCELLANEOUS - 3.75%
  200,000      Pierce Leahy,
               8.13% due 05/15/08.................................      201,000
                                                                     ----------
               OIL - SERVICE - PRODUCTS - 1.70%
  100,000      Triton Energy,
               8.75% due 04/15/02.................................       90,822
                                                                     ----------
               RESTAURANTS - 1.97%
   50,000      Perkins Family Restaurants,
               10.13% due 12/15/07................................       53,125
   50,000      Southern Foods,
               9.88% due 09/01/07.................................       52,500
                                                                     ----------
                                                                        105,625
                                                                     ----------
               SCHOOLS - 1.88%
  100,000      Kindercare Learning Centers,
               9.50% due 02/15/09.................................      100,750
                                                                     ----------
               TELECOMMUNICATIONS - 17.60%
  150,000      Amphenol Corp.,
               9.88% due 05/15/07.................................      156,000
  100,000      Global Crossing,
               9.63% due 05/15/08.................................      105,000
   50,000      Intermedia Communications, Inc.,
               8.50% due 01/15/08.................................       46,750
  200,000      Level 3 Communications, Inc.,
               9.13% due 05/01/08.................................      194,750
  200,000(1)   NTL Inc.,
               11.50% due 10/01/08................................      226,000
  200,000      Telewest Plc.,
               9.63% due 10/01/06.................................      215,000
                                                                     ----------
                                                                        943,500
                                                                     ----------
               TOBACCO - 3.57%
  200,000      Standard Commercial Corp.,
               8.88% due 08/01/05.................................      191,000
                                                                     ----------

--------------------------------------------------------------------------------

 February 28, 1999 (Unaudited)                                            47
            HIGH YIELD BOND FUND - STATEMENT OF NET ASSETS CONTINUED

                                                                        MARKET
                                                                        VALUE
--------------------------------------------------------------------------------
          CORPORATE BONDS
          (Cost $5,037,468)........................................   $5,175,065
                                                                      ----------
          TOTAL INVESTMENTS - 96.61%
          (Cost $5,037,468)........................................    5,175,065
          Other assets less liabilities,
          net - 3.39%..............................................      181,728
                                                                      ----------
          NET ASSETS (equivalent
          to $10.32 per share on
          519,195 shares
          outstanding) - 100%......................................   $5,356,793
                                                                      ----------

   (1) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 1999 the aggregate value of these securities was $868,125, representing 16.20% of net assets.

--------------------------------------------------------------------------------

NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $.01 par value per share,
unlimited shares authorized, 519,195 shares outstanding............. $    6,151
Additional paid in capital..........................................  5,192,353
Undistributed net realized gain on securities.......................     12,686
Undistributed net investment income.................................      8,006
Unrealized appreciation of securities...............................    137,597
                                                                     ----------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING......................... $5,356,793
                                                                     ----------

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

 48            HIGH YIELD BOND - FINANCIAL STATEMENTS (Unaudited)

STATEMENT OF OPERATIONS
For the six months ended February 28, 1999



INVESTMENT INCOME:
Interest.............................................................  $232,487
                                                                       --------
 Total investment income.............................................   232,487
                                                                       --------
EXPENSES:
Advisory fees........................................................    17,885
Custodian fees.......................................................     9,496
Administrative service fee...........................................     6,388
Audit fees and tax services..........................................     6,098
Trustees' fees and expenses..........................................     1,642
Pricing services.....................................................       517
Accounting services..................................................       767
Report to shareholders...............................................       487
Miscellaneous........................................................       234
                                                                       --------
 Total expenses......................................................    43,514
 Expense reimbursement (see Note 3)..................................   (17,537)
                                                                       --------
 Net expenses........................................................    25,977
                                                                       --------
NET INVESTMENT INCOME................................................   206,510
                                                                       --------
REALIZED AND UNREALIZED GAIN ON SECURITIES:
 Net realized gain on securities.....................................    12,686
 Net unrealized appreciation of securities during the period.........   137,597
                                                                       --------
  Net realized and unrealized gain on securities during the period...   150,283
                                                                       --------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.....................  $356,793
                                                                       --------

 STATEMENT OF CHANGES IN NET ASSETS

                                                For the        For the period
                                           six months ended   August 26, 1998
                                           February 28, 1999 to August 31, 1998
                                           ------------------------------------
OPERATIONS:
Net investment income....................     $  206,510           $    -
Net realized gain on securities..........         12,686                -
Net unrealized appreciation of securities
during the period........................        137,597                -
                                           ------------------------------------
 Increase in net assets resulting from
 operations..............................        356,793                -
                                           ------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income....................       (198,504)               -
Net realized gain on securities..........              -                -
                                           ------------------------------------
 Decrease in net assets resulting from
 distributions to shareholders...........       (198,504)               -
                                           ------------------------------------
SHARE TRANSACTIONS:
Proceeds from shares sold................      4,993,333            6,667
Proceeds from shares issued for
distributions reinvested.................        198,504                -
                                           ------------------------------------
                                               5,191,837            6,667
Cost of shares repurchased...............              -                -
                                           ------------------------------------
 Increase in net assets resulting from
 share transactions......................      5,191,837            6,667
                                           ------------------------------------
TOTAL INCREASE IN NET ASSETS.............      5,350,126            6,667
NET ASSETS:
Beginning of period......................          6,667                -
                                           ------------------------------------
End of period (including undistributed
net investment income of $8,006 and $0)..     $5,356,793           $6,667
                                           ------------------------------------
CHANGE IN SHARES OUTSTANDING:
Shares sold..............................        499,333              667
Shares issued for distributions
reinvested...............................         19,195                -
Shares repurchased.......................              -                -
                                           ------------------------------------
 Increase in shares outstanding..........        518,528              667
Shares outstanding:
 Beginning of period.....................            667                -
                                           ------------------------------------
 End of period...........................        519,195              667
                                           ------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

 February 28, 1999 (Unaudited)                                             49
                 STRATEGIC BOND FUND - STATEMENT OF NET ASSETS

   PAR                                                                 MARKET
  VALUE                                                                VALUE
-------------------------------------------------------------------------------
               CORPORATE BONDS - 46.66%

               BROADCASTING - 4.02%
 $ 50,000(1)   Echostar DBS Corp.,
               9.38% due 02/01/09.................................   $   50,250
   50,000      Cumulus Media,
               10.38% due 07/01/08................................       54,000
  100,000      Jacor Communications Co.,
               8.75% due 06/15/07.................................      108,000
                                                                     ----------
                                                                        212,250
                                                                     ----------
               CHEMICAL - MAJOR - 2.87%
   50,000      Koppers, Ind.,
               9.88% due 12/01/07.................................       49,750
  100,000      Polymer Group, Inc.,
               9.00% due 07/01/07.................................      101,750
                                                                     ----------
                                                                        151,500
                                                                     ----------
               CONSUMER FINANCE - 1.86%
  100,000      AmeriCredit Corp.,
               9.25% due 02/01/04.................................       98,125
                                                                     ----------
               DRUGS - 1.91%
  100,000      ICN Pharmaceuticals, Inc.,
               8.75% due 11/15/08.................................      101,000
                                                                     ----------
               ELECTRONIC INSTRUMENTS - 1.97%
  100,000(1)   Flextronics Intl.,
               8.75% due 10/15/07.................................      103,750
                                                                     ----------
               ENTERTAINMENT - 1.89%
   50,000      Hollywood Entertainment Corp.,
               10.63% due 08/15/04................................       50,750
   50,000      MTS, Inc.,
               9.38% due 05/01/05.................................       48,750
                                                                     ----------
                                                                         99,500
                                                                     ----------
               FOODS - 1.01%
   50,000      Agrilink Foods,
               11.88% due 11/01/08................................       53,500
                                                                     ----------
               FREIGHT - 1.94%
  100,000      Coach USA, Inc.,
               9.38% due 07/01/07.................................      102,375
                                                                     ----------

   PAR                                                                 MARKET
  VALUE                                                                VALUE
-------------------------------------------------------------------------------
               HEALTHCARE - 1.55%
 $100,000      Integrated Health Services,
               10.25% due 04/30/06................................   $   82,000
                                                                     ----------
               HOME BUILDERS - 1.88%
  100,000      Beazer Homes USA,
               9.00% due 03/01/04.................................       99,000
                                                                     ----------
               LEISURE TIME - 1.94%
  100,000      Boyd Gaming Corp.,
               9.50% due 07/15/07.................................      102,500
                                                                     ----------
               LODGING - 1.95%
  100,000      Prime Hospitality Corp.,
               9.75% due 04/01/07.................................      103,000
                                                                     ----------
               MACHINERY - INDUSTRIAL/SPECIALTY -1.97%
  100,000      Synthetic Industries,
               9.25% due 02/15/07.................................      104,000
                                                                     ----------
               MERCHANDISE - SPECIALTY - 0.90%
   50,000      Finlay Fine Jewelry,
               8.38% due 05/01/08.................................       47,500
                                                                     ----------
               MERCHANDISING - DEPARTMENT - 3.64%
  200,000(1)   True Temper Sports Inc.,
               10.88% due 12/01/08................................      192,000
                                                                     ----------
               MERCHANDISING - FOOD - 0.77%
   50,000      Disco, S.A.,
               9.88% due 05/15/08.................................       40,875
                                                                     ----------
               METALS - STEEL - 1.77%
  100,000      Metals USA, Inc.,
               8.63% due 02/15/08.................................       93,375
                                                                     ----------
               RESTAURANTS - 2.00%
   50,000      Perkins Family Restaurants,
               10.13% due 12/15/07................................       53,125
   50,000      Southern Foods,
               9.88% due 09/01/07.................................       52,500
                                                                     ----------
                                                                        105,625
                                                                     ----------

   PAR                                                              MARKET
  VALUE                                                             VALUE
--------------------------------------------------------------------------------
               TELECOMMUNICATIONS - 6.87%
 $ 50,000      Amphenol Corp.,
               9.88% due 05/15/07..............................   $   52,000
   50,000      Global Crossing,
               9.63% due 05/15/08..............................       52,500
   50,000      Intermedia Communications, Inc.,
               8.50% due 01/15/08..............................       46,750
  100,000(1)   NTL, Inc.,
               11.50% due 10/01/08.............................      113,000
  100,000(1)   Intermedia Communications, Inc.,
               9.50% due 03/01/09..............................       98,300
                                                                  ----------
                                                                     362,550
                                                                  ----------
               UTILITIES - COMMUNICATION - 3.95%
  200,000      Southwestern Bell Telephone Co.,
               6.55% due 10/07/08..............................      208,288
                                                                  ----------
               TOTAL CORPORATE BONDS
               (Cost $2,406,539)...............................    2,462,713
                                                                  ----------
               UNITED STATES GOVERNMENT -
               LONG TERM - 23.71%

               UNITED STATES NOTES - 23.71%
               United States Treasury Bonds,
  100,000      5.50% due 08/15/28..............................       96,500
               United States Treasury Notes:
  650,000      5.63% due 05/15/01..............................      655,993
  500,000      5.25% due 08/15/03..............................      498,830
                                                                  ----------
                                                                   1,251,323
                                                                  ----------
               TOTAL UNITED STATES GOVERNMENT -
               LONG TERM
               (Cost $1,273,828)...............................    1,251,323
                                                                  ----------
               FOREIGN BONDS - 24.44%

               BANKS - OTHER - 1.99%
  128,000      Export/Import Bank of Korea,
               6.38% due 02/15/06..............................      104,800
                                                                  ----------
               FINANCIAL SERVICES - 0.99%
   50,000      Tembec Finance,
               9.88% due 09/30/05..............................       52,250
                                                                  ----------

--------------------------------------------------------------------------------

 50                                  February 28, 1999 (Unaudited)
                 STRATEGIC BOND FUND - STATEMENT OF NET ASSETS

   PAR                                                              MARKET
 VALUE                                                              VALUE
--------------------------------------------------------------------------------
            GOVERNMENT BOND - FOREIGN - 17.66%
 $  188,000 Republic of Argentina,
            6.19% due 03/31/05.................................    $ 154,837
    117,762 Brazil C Bond,
            8.00% due 04/15/14.................................       69,049
    350,000 Canada,
            5.25% due 09/01/03.................................      231,056
 50,000,000 Hellenic Republic,
            8.80% due 06/19/07.................................      197,868
    100,000 Poland,
            4.00% due 10/27/14.................................       92,125
    250,000 United States of Mexico, W-B
            6.25% due 12/31/19.................................      186,725
                                                                  ----------
            TOTAL GOVERNMENT BONDS - FOREIGN                         931,660
                                                                  ----------
            TELECOMMUNICATIONS -
            UNITED KINGDOM - 3.80%
    200,000 Cable & Wireless Communication,
            6.38% due 03/06/03.................................      200,478
                                                                  ----------
            TOTAL FOREIGN BONDS
            (Cost $1,237,069)...................................   1,289,188
                                                                  ----------

            CORPORATE SHORT TERM
            COMMERCIAL PAPER - 2.65%
            SEMICONDUCTORS - 2.65%
            Avnet, Inc.,
    140,000 4.85% due 03/01/99.................................      140,000
                                                                  ----------
            TOTAL CORPORATE SHORT TERM
            (Cost $140,000).....................................   $ 140,000
                                                                  ----------

   PAR                                                                  MARKET
 VALUE                                                                  VALUE
--------------------------------------------------------------------------------
         PREFERRED STOCK - 0.94%
 $   500 Global Crossing...........................................   $   49,375
                                                                      ----------
         TOTAL PREFERRED STOCK
         (Costs $50,000)............................................      49,375
                                                                      ----------
         TOTAL INVESTMENTS
         (Cost $5,107,436) - 98.40%.................................   5,192,599

         Other assets less liabilities,
         net - 1.60%...............................................       85,189
                                                                      ----------
         NET ASSETS (equivalent
         to $10.25 per share on
         514,705 shares
         outstanding) - 100% ......................................   $5,277,788
                                                                      ----------

    (1) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 1999 the aggregate value of these securities was $557,300, representing 10.56% of net assets.

--------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $.01 par value per share,
 unlimited shares authorized; 514,705 shares outstanding............  $    5,779
Additional paid in capital..........................................   5,145,369
Undistributed net realized gain on securities.......................      17,903
Undistributed net investment income.................................      23,574
Unrealized appreciation of securities...............................      85,163
                                                                      ----------
                                                                      $5,277,788
NET ASSETS APPLICABLE TO SHARES OUTSTANDING.........................
                                                                      ----------

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

             STRATEGIC BOND FUND - FINANCIAL STATEMENTS (Unaudited)        51

STATEMENT OF OPERATIONS
For the six months ended February 28, 1999

INVESTMENT INCOME:
Interest.............................................................  $184,637
                                                                       --------
 Total investment income.............................................   184,637
                                                                       --------
EXPENSES:
Advisory fees........................................................    15,356
Custodian fees.......................................................     9,526
Administrative service fee...........................................     6,398
Audit fees and tax services..........................................     6,108
Trustees' fees and expenses..........................................     1,639
Accounting services..................................................       768
Pricing services.....................................................       518
Report to shareholders...............................................       480
Miscellaneous........................................................       232
                                                                       --------
 Total expenses......................................................    41,025
 Expense  reimbursement (see Note 3).................................   (18,962)
                                                                       --------
 Net expenses........................................................    22,063
                                                                       --------
NET INVESTMENT INCOME................................................   162,574
                                                                       --------
REALIZED AND UNREALIZED GAIN ON SECURITIES:
Net realized gain on securities......................................    28,967
Net unrealized appreciation of securities during the period..........    85,163
                                                                       --------
 Net realized and unrealized gain on securities during the period....   114,130
                                                                       --------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ....................  $276,704
                                                                       --------

STATEMENT OF CHANGES IN NET ASSETS

                                                 For the        For the period
                                            six months ended   August 26, 1998
                                            February 28, 1999 to August 31, 1998
                                            ------------------------------------
OPERATIONS:
Net investment income.....................     $  162,574           $    -
Net realized gain on securities...........         28,967                -
Net unrealized appreciation of
securities................................         85,163                -
                                           -------------------------------------
 Increase in net assets resulting from
 operations...............................        276,704                -
                                           -------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.....................       (139,000)               -
Net realized gain on securities...........        (11,064)               -
                                           -------------------------------------
 Decrease in net assets resulting from
 distributions to shareholders............       (150,064)               -
                                           -------------------------------------
SHARE TRANSACTIONS:
Proceeds from shares sold.................      4,994,417            6,667
Proceeds from shares issued for
distributions reinvested..................        150,064                -
                                           -------------------------------------
                                                5,144,481            6,667
Cost of shares repurchased................              -                -
 Increase in net assets resulting from
 share transactions.......................      5,144,481            6,667
                                           -------------------------------------
TOTAL INCREASE IN NET ASSETS..............      5,271,121            6,667
                                           -------------------------------------
NET ASSETS:
Beginning of period.......................          6,667                -
                                           -------------------------------------
End of period (including undistributed net
investment income of $23,574 and $0)......     $5,277,788           $6,667
                                           -------------------------------------
CHANGE IN SHARES OUTSTANDING:
Shares sold...............................        499,437              667
Shares issued for distributions
reinvested................................         14,601                -
Shares repurchased........................              -                -
                                           -------------------------------------
 Increase in shares outstanding...........        514,038              667
Shares outstanding:
 Beginning of period......................            667                -
                                           -------------------------------------
 End of period............................        514,705              667
                                           -------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

 52                                  February 28, 1999 (Unaudited)
                  DOMESTIC BOND FUND - STATEMENT OF NET ASSETS

   PAR                                                              MARKET
  VALUE                                                             VALUE
--------------------------------------------------------------------------------
               CORPORATE BONDS - 44.45%

               AIRLINES - 2.70%
 $150,000      Continental Airlines,
               7.08% due 11/01/04..............................   $  153,690
                                                                  ----------
               BEVERAGE -
               BREWERS/DISTRIBUTORS - 4.47%
  250,000      J Seagram & Sons, Inc.,
               7.50% due 12/15/18..............................      255,062
                                                                  ----------
               BROADCASTING - 1.93%
  150,000(1)   Fox/Liberty Networks, LLC.,
               0.00% due 08/15/07..............................      110,250
                                                                  ----------
               DRUGS - 2.60%
  150,000      McKesson Corp.,
               6.40% due 03/01/08..............................      148,008
                                                                  ----------
               ELECTRICAL EQUIPMENT - 2.65%
  150,000      Philips Electronics, NV.,
               7.20% due 06/01/26..............................      151,713
                                                                  ----------
               ENTERTAINMENT - 2.72%
  150,000      Time Warner, Inc.,
               7.25% due 10/15/17..............................      154,914
                                                                  ----------
               FOODS - 2.57%
  150,000      ConAgra, Inc.,
               5.50% due 10/15/02..............................      146,726
                                                                  ----------
               HEALTHCARE - 1.95%
  150,000      Integrated Health Services,
               9.25% due 01/15/08..............................      111,000
                                                                  ----------
               POLLUTION CONTROL - 2.63%
  150,000      Browning-Ferris Industries, Inc.,
               6.08% due 01/18/00..............................      149,650
                                                                  ----------
               SAVINGS & LOAN - 2.63%
  150,000      Household Finance, Co.,
               6.40% due 06/17/08..............................      149,900
                                                                  ----------
               TELECOMMUNICATIONS - 7.17%
  150,000      Nextel Communications, Inc.
               12.00% due 11/01/08.............................      168,750
  150,000      US West Cap Funding, Inc.,
               6.25% due 07/15/05..............................      151,531
  150,000(1)   Spectrasite Holdings, Inc.,
               12.0% due 07/15/08..............................       88,500
                                                                  ----------
                                                                     408,781
                                                                  ----------

    PAR                                                                 MARKET
   VALUE                                                                VALUE
--------------------------------------------------------------------------------
           UTILITIES - COMMUNICATION - 2.82%
 $ 150,000 GTE Corp.,
           7.90% due 02/01/27......................................   $  161,223
                                                                      ----------
           FINANCE COMPANIES - 7.61%
   146,412 Commercial Mortgage Acceptance,
           5.80% due 03/15/06......................................      142,935
   148,612 DLJ Commercial Mortgage Corp.,
           5.88% due 11/12/31......................................      146,128
   150,000 Sears Credit Account Master Trust,
           5.25% due 10/16/08......................................      145,452
                                                                      ----------
                                                                         434,515
                                                                      ----------
           TOTAL CORPORATE BONDS
           (Cost $2,587,941).......................................    2,535,432
                                                                      ----------
           CORPORATE SHORT TERM
           COMMERCIAL PAPER - 1.86%
   106,000 Sonat, Inc.,
           4.98% due 03/01/99......................................      106,000
                                                                      ----------
           TOTAL CORPORATE SHORT TERM
           (Cost $106,000).........................................      106,000
                                                                      ----------
           UNITED STATES GOVERNMENT
           LONG TERM - 51.07%

           FEDERAL AGENCIES - 11.90%
   669,852 National Mortgage Association,
           7.00% due 09/15/28......................................      679,270
                                                                      ----------
           GOVERNMENT SPONSORED - 6.85%
   400,000 Federal Home Loan Bank,
           5.13% due 09/15/03......................................      391,064
                                                                      ----------
           UNITED STATES NOTES - 32.32%
 1,700,000 United States Treasury Notes,
           6.88% due 05/15/06......................................    1,844,500
                                                                      ----------
           UNITED STATES GOVERNMENT LONG TERM
           (Cost $2,981,624).......................................    2,914,834
                                                                      ----------

                                                                        MARKET
                                                                        VALUE
--------------------------------------------------------------------------------
         TOTAL INVESTMENTS
         (Cost $5,675,565) - 97.38%................................    5,556,266
         Other assets less liabilities
         net - 2.62%...............................................      150,783
                                                                      ----------
         NET ASSETS
         (equivalent
         to $9.90 per share on
         576,616 shares
         outstanding) - 100%.......................................   $5,707,049
                                                                      ----------

(1) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 1999 the aggregate value of these securities was $198,750, representing 3.48% of net assets.

--------------------------------------------------------------------------------

NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $.01 par value per share,
unlimited shares authorized 576,616 shares outstanding.............. $    5,766
Additional paid in capital..........................................  5,775,500
Undistributed net realized gain on securities.......................     40,220
Undistributed net investment income.................................      4,862
Unrealized depreciation of securities...............................   (119,299)
                                                                     ----------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING ........................ $5,707,049
                                                                     ----------

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

             DOMESTIC BOND FUND - FINANCIAL STATEMENTS (Unaudited)            53

STATEMENT OF OPERATIONS
For the six months ended February 28, 1999 (Unaudited)

INVESTMENT INCOME:
Interest.............................................................  $158,844
                                                                       --------
 Total investment
 income..............................................................   158,844
                                                                       --------
EXPENSES:
Advisory fees........................................................    15,700
Custodian fees.......................................................     9,705
Administrative service fee...........................................     6,541
Audit fees and tax services..........................................     6,249
Trustees' fees and expenses..........................................     1,648
Accounting services..................................................       786
Report to shareholders...............................................       576
Pricing services.....................................................       530
Miscellaneous........................................................       245
                                                                       --------
 Total expenses......................................................    41,980
 Expense reimbursement (see Note 3)..................................   (20,782)
                                                                       --------
 Net expenses........................................................   (21,198)
                                                                       --------
NET INVESTMENT INCOME................................................   137,646
                                                                       --------
REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES:
Net realized gain on investments.....................................   103,855
Net unrealized depreciation of investments during the period.........  (119,299)
                                                                       --------
 Net realized and unrealized gain on securities during the period....   (15,444)
                                                                       --------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.....................  $122,202
                                                                       --------

STATEMENT OF CHANGES IN NET ASSETS

                                              For the six      For the period
                                             months ended     August 26, 1998
                                           February 28, 1999 to August 31, 1998
                                           ------------------------------------
OPERATIONS:
Net investment income....................     $  137,646           $    -
Net realized gain on securities..........        103,855                -
Net unrealized depreciation of securities
during the period........................       (119,299)               -
                                           ------------------------------------
 Increase in net assets resulting from
 operations..............................        122,202                -
                                           ------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income....................       (132,784)               -
Net realized gain on securities..........        (63,635)               -
                                           ------------------------------------
 Decrease in net assets resulting from
 distributions to shareholders...........       (196,419)               -
                                           ------------------------------------
SHARE TRANSACTIONS:
Proceeds from shares sold................      5,578,189            6,667
Proceeds from shares issued for
distributions reinvested.................        196,419                -
                                           ------------------------------------
                                               5,774,608            6,667
Cost of shares repurchased...............             (9)               -
                                           ------------------------------------
 Increase in net assets resulting from
 share transactions......................      5,774,599            6,667
                                           ------------------------------------
TOTAL INCREASE IN NET ASSETS.............      5,700,382            6,667
NET ASSETS:
Beginning of year........................          6,667                -
                                           ------------------------------------
End of period (including undistributed
net investment income
of $4,862 and $0)........................     $5,707,049           $6,667
                                           ------------------------------------
CHANGE IN SHARES OUTSTANDING:
Shares sold..............................        557,021              167
Shares issued for distributions
reinvested...............................         19,429                -
Shares repurchased.......................             (1)               -
                                           ------------------------------------
 Increase in shares outstanding..........        576,449              167
Shares outstanding:
 Beginning of period.....................            167                -
                                           ------------------------------------
 End of period...........................        576,616              167
                                           ------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

 54                                  February 28, 1999 (Unaudited)
                    CORE BOND FUND - STATEMENT OF NET ASSETS

   PAR                                                                  MARKET
  VALUE                                                                 VALUE
--------------------------------------------------------------------------------
          CORPORATE BONDS - 35.22%

          BANKS OTHER - 1.13%
          BankAmerica Corp.,
 $ 60,000 5.88% due 02/15/09.......................................   $   57,785
                                                                      ----------
          BEVERAGE - BREWERS/DISTRIBUTORS - 0.51%
          Anheuser-Busch Companies, Inc.,
   25,000 7.25% due 09/15/15.......................................       26,064
                                                                      ----------
          BEVERAGE - SOFT DRINKS - 0.53%
          Coca Cola Enterprises, Inc.,
   25,000 7.88% due 02/01/02.......................................       26,399
                                                                      ----------
          CHEMICAL - MAJOR - 2.96%
          Borg-Warner Automotive, Inc.,
   35,000 6.50% due 02/15/09.......................................       34,173
          Monsanto Co.,
   60,000 5.38% due 12/01/01.......................................       59,144
          Monsanto Co.,
   60,000 5.88% due 12/01/08.......................................       58,318
                                                                      ----------
                                                                         151,635
                                                                      ----------
          ELECTRICAL EQUIPMENT - 1.68%
          National Service Industry, Inc.,
   90,000 6.00% due 02/01/09.......................................       86,107
                                                                      ----------
          FINANCE COMPANIES - 3.23%
          AT&T Financial Corp.,
   60,000 6.75% due 02/04/02.......................................       59,999
          Capital One Bank,
   25,000 7.15% due 09/15/06.......................................       25,123
          Grand Metro Inv.,
  110,000 6.55% due 01/06/04.......................................       80,488
                                                                      ----------
                                                                         165,610
                                                                      ----------
          FINANCIAL SERVICES - 1.94%
          Bear Stearns Companies Inc.,
   25,000 6.15% due 03/02/04.......................................       24,833
          Merrill Lynch & Co.,
   75,000 5.71% due 01/15/02.......................................       74,579
                                                                      ----------
                                                                          99,412
                                                                      ----------
          HEAVY DUTY TRUCKS/PARTS - 3.01%
          Dana Corp.,
   60,000 6.25% due 03/01/04.......................................       59,942
   60,000 6.50% due 03/01/09.......................................       59,657
   35,000 7.00% due 03/01/29.......................................       34,611
                                                                      ----------
                                                                         154,210
                                                                      ----------

   PAR                                                                 MARKET
  VALUE                                                                 VALUE
--------------------------------------------------------------------------------
          INFORMATION PROCESSING - DATA SERVICES - 1.00%
 $ 50,000 Cendant Corp.,
          7.75% due 12/01/03......................................   $    51,219
                                                                     -----------
          LEISURE TIME - 0.49%
   25,000 Harrahs Operating Co. Inc.,
          7.50% due 01/15/09......................................        24,851
                                                                     -----------
          MERCHANDISE - DRUG - 1.43%
   75,000 Rite Aid Corp.,
          6.00% due 12/15/05......................................        73,037
                                                                     -----------
          OIL - INTEGRATED DOMESTIC - 1.80%
   60,000 Occidental Petroleum Corp.,
          8.45% due 02/15/29......................................        63,004
   30,000 USX-Marathon Group.,
          6.65% due 02/01/06......................................        29,202
                                                                     -----------
                                                                          92,206
                                                                     -----------
          OIL - SERVICE PRODUCTS - 2.33%
  125,000 Halliburton Co.,
          5.63% due 12/01/08......................................       119,541
                                                                     -----------
          OIL SERVICES - 3.29%
   75,000 Baker Hughes, Inc.,
          6.88% due 01/15/29......................................        74,303
   60,000 Canadian Occidental Petroleum,
          7.13% due 02/04/04......................................        58,126
   35,000 Union Oil of California,
          7.67% due 04/19/02......................................        35,951
                                                                     -----------
                                                                         168,380
                                                                     -----------
          OIL/GAS PRODUCERS - 1.65%
   90,000 Enron Oil and Gas,
          6.00% due 12/15/08......................................        84,606
                                                                     -----------
          PAPER/FOREST PRODUCTS - 1.18%
   60,000 Temple-Inland, Inc., Series F
          6.75% due 03/01/09......................................        60,390
                                                                     -----------
          SECURITIES RELATED - 4.21%
  120,000 Merrill Lynch & Co., Inc.,
          6.00% due 02/17/09......................................       115,813
   25,000 Merrill Lynch MTNB,
          7.20% due 10/15/12......................................        25,553

   PAR                                                               MARKET
  VALUE                                                               VALUE
------------------------------------------------------------------------------
          SECURITIES RELATED - Continued
 $ 75,000 Paine Webber Group, Inc.,
          6.45% due 12/01/03....................................   $    73,942
                                                                   -----------
                                                                       215,308
                                                                   -----------
          UTILITIES - COMMUNICATION - 1.12%
   60,000 GTE California, Inc.,
          5.50% due 01/15/09....................................        57,491
                                                                   -----------
          UTILITIES - ELECTRIC - 1.73%
   40,000 Arizona Public Service,
          5.88% due 02/15/04....................................        39,581
   25,000 Duke Energy Corp.,
          5.88% due 03/01/03....................................        25,076
   25,000 National Rual Utilities,
          5.70% due 01/15/10....................................        24,044
                                                                   -----------
                                                                        88,701
                                                                   -----------
          TOTAL CORPORATE BONDS
          (Cost $1,835,803).....................................     1,802,952
                                                                   -----------
          CORPORATE SHORT TERM COMMERCIAL PAPER - 17.72%

          CHEMICAL MAJOR - 4.43%
  227,000 Eastman Chemical Co.,
          5.00% due 03/01/99....................................       227,000
                                                                   -----------
          METALS ALUMINUM - 4.43%
  227,000 Reynolds Metals Co.,
          5.00% due 03/01/99....................................       227,000
                                                                   -----------
          SEMICONDUCTORS - 4.43%
  227,000 Avnet, Inc.,
          4.85% due 03/01/1999..................................       227,000
                                                                   -----------
          UTILITIES ELECTRIC - 4.43%
  227,000 Penn Power & Light Energy Trust,
          4.98% due 03/01/99....................................       227,000
                                                                   -----------
          TOTAL CORPORATE SHORT TERM
          (Cost $908,000).......................................       908,000
                                                                   -----------
          UNITED STATES GOVERNMENT - LONG TERM - 58.00%

          FEDERAL AGENCIES - 11.68%
          Government National Mortgage Association,
  399,226 6.50% due 12/15/28....................................       396,855
   33,290 6.50% due 01/15/29....................................        33,092

--------------------------------------------------------------------------------

 February 28, 1999 (Unaudited)                                              55
               CORE BOND FUND - STATEMENT OF NET ASSETS CONTINUED

   PAR                                                                 MARKET
  VALUE                                                                VALUE
--------------------------------------------------------------------------------
          FEDERAL AGENCIES - Continued
          Federal Home Loan Bank:
 $ 75,000 5.45% due 01/12/09......................................   $   72,117
   25,000 5.40% due 11/20/03......................................       24,567
   75,000 5.32% due 12/23/08......................................       71,390
                                                                     ----------
                                                                        598,021
                                                                     ----------

          GOVERNMENT SPONSORED - 46.32%
          Federal Home Loan Mortgage Corporation:
   45,000 7.00% due 03/18/14......................................       46,125
   45,000 6.50% due 03/15/29......................................       45,260
  115,000 6.22% due 03/18/08......................................      114,353
   29,401 8.50% 11/01/26..........................................       30,945
          Federal National Mortgage Association:
   60,000 7.50% due 03/15/29......................................       62,363
  136,000 7.50% due 03/15/29......................................      139,612
   75,000 6.65% due 11/07/07......................................       75,410
  166,000 6.50% due 03/15/29......................................      164,833
  125,000 6.37% due 01/30/08......................................      124,590
   75,000 5.78% due 02/12/03......................................       74,402
   60,000 5.50% due 12/01/03......................................       58,997
          Federal National Mortgage Association:
  441,602 7.50% due 12/01/28......................................      453,331
   32,038 7.00% due 04/01/12......................................       32,658
   99,589 7.00% due 05/01/13......................................      101,518
   33,017 7.00% due 06/01/12......................................       33,657
   30,607 7.00% due 07/01/12......................................       31,200
   65,885 6.00% due 09/01/28......................................       63,847
  741,556 6.00% due 01/01/29......................................      718,612
                                                                     ----------
                                                                      2,371,713
                                                                     ----------
          TOTAL UNITED STATES GOVERNMENT
          (Cost $3,004,854).......................................    2,969,734
                                                                     ----------
          TOTAL INVESTMENT
          (Cost $5,748,657) - 110.94% ............................    5,680,686

          Other assets less liabilities,
          net - 10.94%............................................     (560,531)
                                                                     ----------
          NET ASSETS - (equivalent
          to $9.99 per share on
          512,637 shares
          outstanding) - 100.00%..................................   $5,120,155
                                                                     ----------


--------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
 Shares of beneficial interest, $.01 par value per share,
 unlimited shares authorized; 512,637 shares outstanding............ $    5,126
 Additional paid in capital.........................................  5,121,855
 Undistributed net realized gain on securities......................     56,529
 Undistributed net investment income................................      4,616
 Unrealized depreciation of securities..............................    (67,971)
                                                                     ----------
 NET ASSETS APPLICABLE TO
 SHARES OUTSTANDING ................................................ $5,120,155
                                                                     ----------

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

 56            CORE BOND FUND - FINANCIAL STATEMENTS (Unaudited)

STATEMENT OF OPERATIONS
For the six months ended February 28, 1999

INVESTMENT INCOME:
Interest.............................................................. $136,073
                                                                       --------
 Total investment income..............................................  136,073
                                                                       --------
EXPENSES:
Advisory fees.........................................................   12,618
Custodian fees........................................................    9,449
Administrative service fee............................................    6,310
Audit fees and tax services...........................................    6,025
Trustees' fees and expenses...........................................    1,609
Accounting services...................................................      757
Pricing services......................................................      512
Report to shareholders................................................      465
Miscellaneous.........................................................      227
                                                                       --------
 Total expenses.......................................................   37,972
 Expense reimbursement (see Note 3)...................................  (17,206)
                                                                       --------
 Net expenses.........................................................   20,766
                                                                       --------
NET INVESTMENT INCOME.................................................  115,307
                                                                       --------
REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES:
Net realized gain on securities.......................................   72,820
Net unrealized depreciation of securities during the period...........  (67,971)
                                                                       --------
 Net realized and unrealized gain on securities during the period.....    4,849
                                                                       --------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...................... $120,156
                                                                       --------

STATEMENT OF CHANGES IN NET ASSETS

                                                For the        For the period
                                           six months ended   August 26, 1998
                                           February 28, 1999 to August 31, 1998
                                           ------------------------------------
OPERATIONS:
Net investment income....................     $  115,307           $    -
Net realized gain on securities..........         72,820                -
Net unrealized depreciation of securities
during the period........................        (67,971)               -
                                           ------------------------------------
 Increase in net assets resulting from
 operations..............................        120,156                -
                                           ------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:                                     -
Net investment income....................       (110,691)               -
Net realized gain on securities..........        (16,291)               -
                                           ------------------------------------
 Decrease in net assets resulting from
 distributions to shareholders...........       (126,982)               -
                                           ------------------------------------
SHARE TRANSACTIONS:
Proceeds from shares sold................      4,993,332            6,667
Proceeds from shares issued for
distributions reinvested.................        126,982                -
                                           ------------------------------------
                                               5,120,314            6,667
Cost of shares repurchased...............              -                -
                                           ------------------------------------
 Increase in net assets resulting from
 share transactions......................      5,120,314            6,667
                                           ------------------------------------
TOTAL INCREASE IN NET ASSETS ............      5,113,488            6,667
NET ASSETS:
Beginning of period......................          6,667                -
                                           ------------------------------------
End of period (including undistributed
net investment income of $4,616 and $0)..     $5,120,155           $6,667
                                           ------------------------------------
CHANGE IN SHARES OUTSTANDING:
Shares sold..............................        499,333              667
Shares issued for distributions
reinvested...............................         12,637                -
Shares repurchased.......................              -                -
                                           ------------------------------------
 Increase in shares outstanding..........        511,970              667
Shares outstanding:
 Beginning of period.....................            667                -
                                           ------------------------------------
 End of period...........................        512,637              667
                                           ------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

 February 28, 1999 (Unaudited)                                              57
                  MONEY MARKET FUND - STATEMENT OF NET ASSETS

   PAR                                                                  MARKET
  VALUE                                                                 VALUE
--------------------------------------------------------------------------------
          COMMERCIAL PAPER - 79.14%
          AEROSPACE/DEFENSE - 4.84%
 $250,000 Lockheed Martin Corp.,
          4.97% due 05/10/99.......................................   $  247,580
                                                                      ----------
          BEVERAGE - SOFT DRINKS - 4.43%
  229,000 Coca Cola Enterprises, Inc.,
          4.73% due 05/12/99.......................................      226,826
                                                                      ----------
          CHEMICAL - MAJOR - 4.43%
  229,000 DuPont (E.I.) de Nemours & Co.,
          4.73% due 05/14/99.......................................      226,764
                                                                      ----------
          CONSUMER FINANCE - 8.84%
  228,000 Associates Corp. N. A.,
          4.82% due 05/03/99.......................................      226,063
  229,000 Sears Roebuck Acceptance Corp.,
          4.83% due 06/01/99.......................................      226,166
                                                                      ----------
                                                                         452,229
                                                                      ----------
          DRUGS - 4.36%
  225,000 Schering Corporation,
          4.83% due 06/01/99.......................................      223,249
                                                                      ----------
          ENTERTAINMENT - 4.40%
  230,000 Walt Disney Co.,
          4.81% due 08/11/99.......................................      224,989
                                                                      ----------
          FINANCE COMPANIES - 21.03%
  200,000 Caterpillar Financial Services,
          4.77% due 04/22/99.......................................      198,616
  227,000 Ford Motor Credit Co.,
          5.09% due 03/04/99.......................................      226,903
  225,000 General Electric Cap Svcs, Inc.,
          5.12% due 03/01/99.......................................      225,000
  228,000 General Motors Acceptance Corp.,
          4.78% due 05/04/99.......................................      226,049
  200,000 International Lease Finance Corp.,
          4.77% due 03/10/99.......................................      199,760
                                                                      ----------
                                                                       1,076,328
                                                                      ----------
          FINANCIAL SERVICES - 3.89%
  200,000 British Province of Columbia,
          4.72% due 04/06/99.......................................      199,056
                                                                      ----------

   PAR                                                        MARKET
  VALUE                                                       VALUE
-------------------------------------------------------------------------------
               FOODS - 4.41%
 $229,000      Archer Daniels Midland Co.,
               4.79% due 06/15/99........................     $225,763
                                                            ----------
               INSURANCE - MULTILINE - 4.85%
  250,000(1)   Marsh & McLennan Companies, Inc., 5.08%
               due 04/27/99..............................      247,958
                                                            ----------
               MISCELLANEOUS - 4.81%
  250,000      Student Loan Marketing Association, 4.70%
               due 06/30/99..............................      246,041
                                                            ----------
               SECURITIES RELATED - 8.85%
  227,000      Merrill Lynch & Co.,
               5.16% due 03/19/99........................      226,405
  228,000      Morgan Stanley, Dean Witter, Discover,
               4.80% due 04/15/99........................      226,623
                                                            ----------
                                                               453,028
                                                            ----------
               TOTAL COMMERCIAL PAPER
               (Cost $4,049,811)..........................   4,049,811
                                                            ----------
               UNITED STATES GOVERNMENT - 21.02%
               GOVERNMENT SPONSORED - 21.02%
  630,000      Federal Home Loan Mortgage Corporation,
               4.96% due 03/05/99........................      628,755
  450,000      Federal National Mortgage Association,
               4.91% due 04/02/99........................      447,394
                                                            ----------
               TOTAL UNITED STATES GOVERNMENT
               (Cost $1,076,149)..........................   1,076,149
                                                            ----------
               TOTAL INVESTMENT
               (Cost $5,125,960) - 100.16%................   5,125,960
               Other assets less liabilities,
               net - (0.16)%.............................       (8,380)
                                                            ----------
               NET ASSETS (equivalent to $1.00 per
               share on 5,117,580 shares
               outstanding) - 100.00% ...................   $5,117,580
                                                            ----------
    (1)  Securities exempt from registration under Rule 144A of the Securities
         Act 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February
         28, 1999 the aggregate value of these securities was $247,958, representing 4.85% of net assets.


-------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $.01 par value per share,
unlimited shares authorized; 5,117,580 shares outstanding........... $   51,176
Additional paid in capital..........................................  5,066,404
                                                                     ----------
NET ASSETS APPLICABLE TO
SHARES OUTSTANDING.................................................. $5,117,580
                                                                     ----------

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

 58           MONEY MARKET FUND - FINANCIAL STATEMENTS (Unaudited)

STATEMENT OF OPERATIONS
For the six months ended February 28, 1999

INVESTMENT INCOME:
Interest.............................................................. $131,873
                                                                       --------
 Total investment income..............................................  131,873
                                                                       --------
EXPENSES:
Custodian fees........................................................    9,361
Administrative service fee............................................    6,237
Advisory fees.........................................................    6,237
Audit fees............................................................    5,957
Trustees' fees and expenses...........................................    1,597
Report to shareholders................................................      606
Accounting services...................................................      748
Pricing services......................................................      506
Miscellaneous.........................................................      224
                                                                       --------
 Total expenses.......................................................   31,473
 Expense reimbursement................................................  (17,003)
                                                                       --------
 Net expense..........................................................   14,470
                                                                       --------
NET INVESTMENT INCOME.................................................  117,403
                                                                       --------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...................... $117,403
                                                                       --------

STATEMENT OF CHANGES IN NET ASSETS

                                               For the        For the period
                                          six months ended   August 26, 1998
                                          February 28, 1999 to August 31, 1998
                                          ------------------------------------
OPERATIONS:
Net investment income....................    $  117,403           $    -
                                          ------------------------------------
 Increase in net assets resulting from
 operations..............................       117,403                -
                                          ------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income....................      (117,403)               -
                                          ------------------------------------
 Decrease in net assets resulting from
 distributions to shareholders...........      (117,403)               -
                                          ------------------------------------
SHARE TRANSACTIONS:
Proceeds from shares sold................     4,993,510            6,667
Proceeds from shares issued for
distributions reinvested.................       117,403                -
                                          ------------------------------------
                                              5,110,913            6,667
                                          ------------------------------------
Cost of shares repurchased...............             -                -
                                          ------------------------------------
 Increase in net assets resulting from
 share transactions......................     5,110,913            6,667
                                          ------------------------------------
TOTAL INCREASE IN NET ASSETS.............     5,110,913            6,667
NET ASSETS:
Beginning of period......................         6,667                -
                                          ------------------------------------
End of period............................    $5,117,580           $6,667
                                          ------------------------------------
CHANGE IN SHARES OUTSTANDING:
Shares sold..............................     4,999,510            6,667
Shares issued for distributions
reinvested...............................       111,403                -
Shares repurchased.......................             -                -
                                          ------------------------------------
 Increase in shares outstanding..........     5,110,913            6,667
Shares outstanding:
 Beginning of period.....................         6,667                -
                                          ------------------------------------
 End of period...........................     5,117,580            6,667
                                          ------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

 February 28, 1999 (Unaudited)                                               59
                GROWTH LIFESTYLE FUND - STATEMENT OF NET ASSETS

  NUMBER                                                          MARKET
 OF SHARES                                                        VALUE
-------------------------------------------------------------------------------
           INVESTMENT COMPANIES - AFFILIATED - 100.04%
           BOND FUNDS - 8.83%
   53,020  AGSPC 3 Domestic Bond Fund........................   $  524,899
                                                                ----------
           INTERNATIONAL FUNDS - 28.50%
   76,852  AGSPC 3 International Growth Fund.................      785,426
   76,366  AGSPC 3 International Value Fund..................      909,520
                                                                ----------
                                                                 1,694,946
                                                                ----------
           LARGE CAP FUNDS - 26.54%
   66,036  AGSPC 3 Large Cap Growth Fund.....................      834,027
   61,295  AGSPC 3 Large Cap Value Fund......................      744,118
                                                                ----------
                                                                 1,578,145
                                                                ----------
           MID CAP FUNDS - 16.19%
   35,544  AGSPC 3 Mid Cap Growth Fund.......................      446,432
   41,778  AGSPC 3 Mid Cap Value Fund........................      515,953
                                                                ----------
                                                                   962,385
                                                                ----------
           SMALL CAP FUNDS - 19.98%
   50,855  AGSPC 3 Small Cap Growth Fund.....................      660,101
   51,891  AGSPC 3 Small Cap Value Fund......................      527,736
                                                                ----------
                                                                 1,187,837
                                                                ----------
           TOTAL INVESTMENT COMPANIES - AFFILIATED
           (Cost $5,156,041).................................    5,948,212
                                                                ----------
           TOTAL INVESTMENTS
           (Cost $5,156,041) - 100.04%.......................   $5,948,212

           Other assets less liabilities,
           net - (0.04%).....................................       (2,653)
                                                                ----------
           NET ASSETS (equivalent
           to $11.66 per share on
           509,901 shares outstanding) - 100.00%.............   $5,945,559
                                                                ----------

 OF SHARES                                                        VALUE
-------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $.01 par
value per share, unlimited shares
authorized; 509,901 shares outstanding.......................   $    5,099
Additional paid in capital...................................    5,111,747
Undistributed net realized gain on securities................       26,657
Undistributed net investment income..........................        9,885
Unrealized appreciation of securities........................      792,171
                                                                ----------
NET ASSETS APPLICABLE TO
SHARES OUTSTANDING...........................................   $5,945,559
                                                                ----------

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

 60         GROWTH LIFESTYLE FUND - FINANCIAL STATEMENTS (Unaudited)

STATEMENT OF OPERATIONS
For the six months ended February 28, 1999

INVESTMENT INCOME:
Dividends..........................................................  $ 11,102
                                                                     --------
 Total investment
 income............................................................    11,102
                                                                     --------
EXPENSES:
Advisory fees......................................................     2,754
                                                                     --------
 Total expenses....................................................     2,754
                                                                     --------
NET INVESTMENT INCOME..............................................     8,348
                                                                     --------
REALIZED AND UNREALIZED GAIN ON SECURITIES AND CAPITAL
GAIN DISTRIBUTIONS:
Net realized gain on securities....................................    26,657
Capital gain distributions.........................................    12,763
Net unrealized appreciation of securities during the period........   792,171
                                                                     --------
 Net realized and unrealized gain on securities and capital gain
 distributions during the period...................................   831,591
                                                                     --------
INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS....................................................  $839,939
                                                                     --------

STATEMENT OF CHANGES IN NET ASSETS

                                                For the        For the period
                                           six months ended   August 26, 1998
                                           February 28, 1999 to August 31, 1998
                                           ------------------------------------
OPERATIONS:
Net investment income....................     $    8,348           $    -
Net realized gain on securities..........         26,657                -
Capital gain distributions...............         12,763                -
Net unrealized appreciation of securities
during the period........................        792,171                -
                                           ------------------------------------
 Increase in net assets resulting from
 operations..............................        839,939                -
                                           ------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income ...................        (11,226)               -
Net realized gain on securities..........              -                -
                                           ------------------------------------
 Decrease in net assets resulting from
 distributions to shareholders...........        (11,226)               -
                                           ------------------------------------
SHARE TRANSACTIONS:
Proceeds from shares sold................      5,098,959            6,667
Proceeds from shares issued for
distributions reinvested.................         11,226                -
                                           ------------------------------------
                                               5,110,185            6,667
Cost of shares repurchased...............             (6)               -
                                           ------------------------------------
 Increase in net assets resulting from
 share transactions......................      5,110,179            6,667
                                           ------------------------------------
TOTAL INCREASE IN NET ASSETS.............      5,938,892            6,667
NET ASSETS:
Beginning of period......................          6,667                -
                                           ------------------------------------
End of period (including undistributed
net investment income of $9,885 and $0)..     $5,945,559           $6,667
                                           ------------------------------------
CHANGE IN SHARES OUTSTANDING:
Shares sold..............................        508,263              667
Shares issued for distributions
reinvested...............................            972                -
Shares repurchased.......................             (1)               -
                                           ------------------------------------
 Increase in shares outstanding..........        509,234              667
Shares outstanding:
 Beginning of period.....................            667                -
                                           ------------------------------------
 End of period...........................        509,901              667
                                           ------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

 February 28, 1999 (Unaudited)                                              61
            MODERATE GROWTH LIFESTYLE FUND - STATEMENT OF NET ASSETS

  NUMBER                                                           MARKET
 OF SHARES                                                         VALUE
------------------------------------------------------------------------------
           INVESTMENT COMPANIES - AFFILIATED - 100.05%
           BOND FUNDS - 25.16%
  153,803  AGSPC 3 Domestic Bond Fund.........................   $1,522,646
                                                                 ----------
           INTERNATIONAL FUNDS - 15.06%
   40,766  AGSPC 3 International Growth Fund..................      416,635
   41,537  AGSPC 3 International Value Fund...................      494,712
                                                                 ----------
                                                                    911,347
                                                                 ----------
           LARGE CAP FUNDS - 30.36%
   73,769  AGSPC 3 Large Cap Growth Fund......................      931,701
   74,634  AGSPC 3 Large Cap Value Fund.......................      906,061
                                                                 ----------
                                                                  1,837,762
                                                                 ----------
           MID CAP FUNDS - 15.07%
   33,084  AGSPC 3 Mid Cap Growth Fund........................      415,536
   40,191  AGSPC 3 Mid Cap Value Fund.........................      496,360
                                                                 ----------
                                                                    911,896
                                                                 ----------
           SMALL CAP FUNDS - 14.40%
   32,549  AGSPC 3 Small Cap Growth Fund......................      422,482
   44,146  AGSPC 3 Small Cap Value Fund.......................      448,967
                                                                 ----------
                                                                    871,449
                                                                 ----------
           TOTAL INVESTMENT COMPANIES - AFFILIATED
           (Cost $5,428,690)..................................    6,055,100
                                                                 ----------
           TOTAL INVESTMENTS
           (Cost $5,428,690) - 100.05%........................    6,055,100
           Other assets less liabilities,
           net - (0.05%)......................................       (2,846)
                                                                 ----------
           NET ASSETS (equivalent
           to $11.50 per share on
           526,430 shares outstanding) - 100.00%..............   $6,052,254
                                                                 ----------

                                                                   MARKET
                                                                   VALUE
-------------------------------------------------------------------------------
NET ASSETS REPRESENTED
BY:
Shares of beneficial interest, $.01 par value per share,
unlimited shares authorized; 526,430 shares outstanding...........   $    5,264
Additional paid in capital........................................    5,303,892
Undistributed net realized gain on securities.....................       93,956
Undistributed net investment income...............................       22,732
Unrealized appreciation of securities.............................      626,410
                                                                     ----------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING.......................   $6,052,254
                                                                     ----------

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

 62    MODERATE GROWTH LIFESTYLE FUND - FINANCIAL STATEMENTS (Unaudited)

STATEMENT OF OPERATIONS
For the six months ended February 28, 1999

INVESTMENT INCOME:
Dividends.......................................................   $ 11,302
                                                                   --------
 Total investment income........................................     11,302
                                                                   --------
EXPENSES:
Advisory fees...................................................      2,753
                                                                   --------
 Total expenses.................................................      2,753
                                                                   --------
NET INVESTMENT INCOME...........................................      8,549
                                                                   --------
REALIZED AND UNREALIZED GAIN ON
SECURITIES AND CAPITAL GAIN DISTRIBUTIONS:
Net realized gain on securities.................................     93,956
Capital gain distributions......................................     34,095
Net unrealized appreciation of investments during the period ...    626,410
                                                                   --------
 Net realized and unrealized gain on securities and capital gain
 distributions during the period................................    754,461
                                                                   --------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS................   $763,010
                                                                   --------

STATEMENT OF CHANGES IN NET ASSETS

                                                 For the        For the period
                                            six months ended   August 26, 1998
                                            February 28, 1999 to August 31, 1998
                                            ------------------------------------
OPERATIONS:
Net investment income.....................     $    8,549                -
Net realized gain on securities...........         93,956                -
Capital gain distributions................         34,095                -
Net unrealized appreciation of securities
during the period.........................        626,410                -
                                            ------------------------------------
 Increase in net assets resulting from
 operations...............................        763,010                -
                   -------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.....................        (19,912)               -
Net realized gain on securities...........              -                -
                                            ------------------------------------
 Decrease in net assets resulting from
 distributions to shareholders............        (19,912)               -
                                            ------------------------------------
SHARE TRANSACTIONS:
Proceeds from shares sold.................      5,282,959            6,667
Proceeds from shares issued for
distributions reinvested..................         19,912                -
                                            ------------------------------------
                                                5,302,489            6,667
Cost of shares repurchased................           (382)               -
                                            ------------------------------------
 Increase in net assets resulting from
 share transactions.......................      5,302,489            6,667
                                            ------------------------------------
TOTAL INCREASE IN NET ASSETS..............      6,045,587            6,667
NET ASSETS:
Beginning of period.......................          6,667                -
                                            ------------------------------------
End of period (including undistributed net
investment income of $22,732 and $0)......     $6,052,254           $6,667
                                            ------------------------------------
CHANGE IN SHARES OUTSTANDING:
Shares sold...............................        524,056              667
Shares issued for distributions
reinvested................................          1,739                -
Shares repurchased........................            (32)               -
                                            ------------------------------------
 Increase in shares outstanding...........        525,763              667
Shares outstanding:
 Beginning of period......................            667                -
                                            ------------------------------------
 End of period............................        526,430              667
                                            ------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

 February 28, 1999 (Unaudited)                                              63
          CONSERVATIVE GROWTH LIFESTYLE FUND - STATEMENT OF NET ASSETS

  NUMBER                                                           MARKET
 OF SHARES                                                         VALUE
--------------------------------------------------------------------------------
           INVESTMENT COMPANIES - AFFILIATED - 100.05%
           BOND FUNDS - 40.24%
  232,233  AGSPC 3 Domestic Bond Fund.........................   $2,299,101
                                                                 ----------
           INTERNATIONAL FUNDS - 9.98%
   27,348  AGSPC 3 International Growth Fund..................      279,492
   24,410  AGSPC 3 International Value Fund...................      290,718
                                                                 ----------
                                                                    570,210
                                                                 ----------
           LARGE CAP FUNDS - 30.24%
   69,370  AGSPC 3 Large Cap Growth Fund .....................      876,151
   70,114  AGSPC 3 Large Cap Value Fund.......................      851,188
                                                                 ----------
                                                                  1,727,339
                                                                 ----------
           MID CAP FUNDS - 9.98%
   22,180  AGSPC 3 Mid Cap Growth Fund........................      278,569
   23,596  AGSPC 3 Mid Cap Value Fund.........................      291,419
                                                                 ----------
                                                                    569,988
                                                                 ----------
           SMALL CAP FUNDS - 9.61%
   21,894  AGSPC 3 Small Cap Growth Fund .....................      284,187
   26,026  AGSPC 3 Small Cap Value Fund ......................      264,685
                                                                 ----------
                                                                    548,872
                                                                 ----------
           TOTAL INVESTMENT COMPANIES - AFFILIATED
           (Cost $5,229,019)..................................    5,715,510
                                                                 ----------
           TOTAL INVESTMENTS
           (Cost $5,229,019) - 100.05%........................    5,715,510

           Other assets less liabilities,
           net - (0.04%)......................................       (2,704)
                                                                 ----------
           NET ASSETS (equivalent
           to $11.24 per share on
           508,137 shares outstanding) - 100.00%..............   $5,712,806
                                                                 ----------

-------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $.01 par value per share,
unlimited shares authorized; 508,137 shares outstanding............. $    5,081
Additional paid in capital..........................................  5,087,380
Undistributed net realized gain on securities.......................    102,331
Undistributed net investment income.................................     31,523
Unrealized appreciation of securities...............................    486,491
                                                                     ----------
NET ASSETS APPLICABLE TO
SHARES OUTSTANDING ................................................. $5,712,806
                                                                     ----------


SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

 64  CONSERVATIVE GROWTH LIFESTYLE FUND - FINANCIAL STATEMENTS (Unaudited)

STATEMENT OF OPERATIONS
For the six months ended February 28, 1999

INVESTMENT INCOME:
Dividends.......................................................   $ 25,041
                                                                   --------
 Total investment
 income.........................................................     25,041
                                                                   --------
EXPENSES:
Advisory fees...................................................      2,703
                                                                   --------
 Total expenses.................................................      2,703
                                                                   --------
NET INVESTMENT
INCOME..........................................................     22,338
                                                                   --------
REALIZED AND UNREALIZED GAIN ON
SECURITIES AND CAPITAL GAIN DISTRIBUTIONS:
Net realized gain on securities.................................    102,331
Capital gain distributions......................................     36,957
Net unrealized appreciation of investments during the period ...    486,491
                                                                   --------
 Net realized and unrealized gain on securities and capital gain
 distributions during the period................................    625,779
                                                                   --------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS................   $648,117
                                                                   --------

STATEMENT OF CHANGES IN NET ASSETS

                                                 For the        For the period
                                            six months ended   August 26, 1998
                                            February 28, 1999 to August 31, 1998
                                            ------------------------------------
OPERATIONS:
Net investment income.....................     $   22,338           $    -
Net realized gain on securities...........        102,331                -
Capital gain distributions................         36,957                -
Net unrealized appreciation of securities
during the period.........................        486,491                -
                                            ------------------------------------
 Increase in net assets resulting from
 operations...............................        648,117                -
                                            ------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.....................        (27,772)               -
Net realized gain on securities...........              -                -
                                            ------------------------------------
 Decrease in net assets resulting from
 distributions to shareholders............        (27,772)               -
                                            ------------------------------------
SHARE TRANSACTIONS:
Proceeds from shares sold.................      5,058,126            6,667
Proceeds from shares issued for
distributions reinvested..................         27,772                -
                                            ------------------------------------
                                                5,085,898                -
Cost of shares repurchased................           (104)               -
                                            ------------------------------------
 Increase in net assets resulting from
 share transactions.......................      5,085,794            6,667
                                            ------------------------------------
TOTAL INCREASE IN NET ASSETS..............      5,706,139            6,667
NET ASSETS:
Beginning of period.......................          6,667                -
                                            ------------------------------------
End of period (including undistributed net
investment income of $31,523 and $0)......     $5,712,806           $6,667
                                            ------------------------------------
CHANGE IN SHARES OUTSTANDING:
Shares sold...............................        505,004              667
Shares issued for distributions
reinvested................................          2,475                -
Shares repurchased........................             (9)               -
                                            ------------------------------------
 Increase in shares outstanding...........        507,470              667
Shares outstanding:
 Beginning of period......................            667                -
                                            ------------------------------------
 End of period............................        508,137              667
                                            ------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                   NOTES TO FINANCIAL STATEMENTS (Unaudited)    65
Note 1 -- Organization

 American General Series Portfolio Company 3 (the "Series" or "AGSPC 3") was organized as a Delaware business trust on May 6, 1998 by The Variable Annuity Life Insurance Company ("VALIC") and is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end, management investment company. On August 26, 1998 VALIC contributed $100,000 to the Series as its initial funding. On September 1, 1998 VALIC contributed an additional $74,900,000 and the Series commenced operations. The Series consists of the following 18 separate investment portfolios or "funds", each of which is, in effect, a separate mutual fund issuing its own separate class of shares of beneficial interest.

  International Growth Fund
  Large Cap Growth Fund
  Mid Cap Growth Fund
  Small Cap Growth Fund
  International Value Fund
  Large Cap Value Fund
  Mid Cap Value Fund
  Small Cap Value Fund
  Socially Responsible Fund
  Balanced Fund
  High Yield Bond Fund
  Strategic Bond Fund
  Domestic Bond Fund
  Core Bond Fund
  Money Market Fund
  Growth Lifestyle Fund*
  Moderate Growth Lifestyle Fund*
  Conservative Growth Lifestyle Fund*

* The lifestyle funds represent "funds of funds" which invest in up to nine underlying AGSPC 3 funds.

Note 2 -- Significant Accounting Policies

 The financial statements have been prepared in accordance with generally accepted accounting principles ("GAAP"). GAAP requires accruals which occasionally are based upon management estimates. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

A. Investment Valuation

 Securities listed or traded on a national exchange are valued daily at their last reported sale price. In the absence of any exchange sales on that day and for unlisted issues, securities are valued at the last sale price on the NASDAQ National Market System. In the absence of any National Market System sales on that day, securities are valued at the last reported bid price. However, options written for which other over-the-counter market quotations are readily available are valued at the last reported asked price, in the absence of any National Market System sales on that day. Futures contracts, options thereon, and options on stock indexes are valued at the amount which would be received upon a current disposition of such investments (i.e., their fair market value), in the absence of any sales on that day. Short term debt securities for which market quotations are readily available are valued at the last reported bid price. However, any short term security with a remaining maturity of 60 days or less and all investments of the Money Market Fund are valued by the amortized cost method which approximates fair market value. Investments for which market quotations are not readily available are valued at fair value as determined in good faith by, or under authority delegated by, the Series' Board of Directors. Lifestyle fund securities are valued at the net asset value (market value) of the underlying AGSPC3 fund.

B. Options, Futures, and Forward Currency Contracts

 Call and Put Options. When a Fund writes a call or a put option, an amount equal to the premium received is recorded as a liability. The liability is "marked to market" daily to reflect the current market value of the option written. When a written option expires, the Fund realizes a gain in the amount of the premium originally received. If the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss in the amount of the original premium less the cost of the closing transaction. If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchases upon exercise of the option.

 Purchased options are recorded as investments. If a purchased option expires, the Fund realizes a loss in the amount of the cost of the option. If the Fund enters into a closing transaction, it realizes a gain (or loss), to the extent that the proceeds from the sale are greater (or less) than the cost of the option. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security by adjusting the proceeds from such sale by the amount of the premium originally paid. If the Fund exercises a call option, the cost of the security purchased upon exercise is increased by the premium originally paid.

 Futures Contracts. The initial margin deposit made upon entering into a futures contract is held by the custodian, in a segregated account, in the name of the broker (the Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are received or made daily, as unrealized gains or losses are incurred. When the contract is closed, the Fund realizes a gain or loss in the amount of the cost of or proceeds from the closing transaction less the Fund's basis in the contract.

  Forward Currency Contracts. The fund may engage in forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. During the period the forward currency contract is open, the contract is "marked to market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts, or if the fund is unable to enter into a closing position.

C. Repurchase Agreements

 The seller of a repurchase agreement collateralizes the agreement with securities delivered to the Fund's custodian bank. The Adviser determines, on a daily basis, that the seller maintains collateral of at least 100% of the repurchase proceeds due to the Fund at maturity.

D. Foreign Currency Translation

 The accounting records of each Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies ("local currencies") are translated into U.S. dollars at prevailing exchange rates on transaction date.

 Net realized gains or losses on foreign currency transactions include exchange rate gains and losses from disposition of foreign currencies, currency gains and losses realized between trade and settlement dates of security transactions, and currency gains and losses realized on settlement of other assets and liabilities settled in local currencies.

--------------------------------------------------------------------------------

 66           NOTES TO FINANCIAL STATEMENTS (Unaudited) CONTINUED

 In determining realized and unrealized gains or losses on foreign securities for the period, the Funds do not isolate exchange rate fluctuations from local security price fluctuations. Foreign currencies and other assets and liabilities denominated in local currencies are marked-to-market daily to reflect fluctuations in foreign exchange rates.

F. Federal Income Taxes

 Each Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code and to distribute all of its taxable net investment income and taxable net realized capital gains, in excess of any available capital loss carryovers. Therefore no federal income tax provision is required.

G. Investment Transactions and Related Investment Income

 Investment transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Dividend income and capital gain distributions received are recorded on the ex-dividend date. Dividend income on certain foreign securities is recorded when the Fund becomes aware of the dividend. Interest income on investments is accrued daily.

H. Distributions to Shareholders

 Distributions to shareholders are recorded on the record date. The Funds declare distributions from net investment income quarterly, except for the Money Market Fund, which declares daily. Capital gains distributions are declared annually.

 Investment income and capital gains and losses are recognized in accordance with generally accepted accounting principles ("book"). Distributions from net investment income and realized capital gains are based on earnings as determined in accordance with federal tax regulations ("tax") which may differ from book basis earnings. At the end of the year, offsetting adjustments to undistributed net investment income and undistributed net realized gains (losses) are made to eliminate permanent book/tax differences arising in the current year.

Note 3 -- Advisory Fees and Other Transactions with Affiliates

 VALIC (the "Adviser") serves as investment adviser to the Series. VALIC is an indirect wholly-owned subsidiary of American General Corporation, Houston, Texas. On August 26, 1998, the Adviser entered into sub-advisory agreements with the following:

    American General Investment Management, L.P. -- sub-adviser for the High Yield Bond Fund, the Strategic Bond Fund, and the Core Bond Fund.

    Bankers Trust New York Company -- one of two sub-advisers for the Small Cap Value Fund.

    Brown Capital Management, Inc. -- sub-adviser for the Mid Cap Growth Fund.

    Capital Guardian Trust Company -- sub-adviser for the International Value Fund, the Balanced Fund, and the Domestic Bond Fund.

    Fiduciary Management Associates, Inc. -- one of two sub-advisers for the Small Cap Value Fund.

    Goldman Sachs Asset Management -- sub-adviser for the Large Cap Growth
    Fund.

    J.P. Morgan Investment Management Inc. -- sub-adviser for the Small Cap Growth Fund.

    Jacobs Asset Management -- sub-adviser for the International Growth Fund.

    Neuberger Berman Management, Inc. -- sub-adviser for the Mid Cap Value
    Fund.

    State Street Global Advisors -- sub-adviser for the Large Cap Value Fund.

 Sub-advisers are compensated for such services by the Adviser.

 The Adviser receives from the Series a monthly fee based on each Fund's average daily net asset value at the following annual rates:

      International Growth Fund          0.90% on the first $100 million
                                         0.80% on assets more than $100 million

      Large Cap Growth Fund              0.55%

      Mid Cap Growth Fund                0.65% on the first $25 million
                                         0.55% on the next $25 million
                                         0.45% on assets more than $50 million

      Small Cap Growth Fund              0.85%

      International Value Fund           1% on the first $25 million
                                         0.85% on the next $25 million
                                         0.675% on the next $200 million
                                         0.625% on assets more than $250
                                         million

      Large Cap Value Fund               0.50%

      Mid Cap Value Fund                 0.75% on the first $100 million
                                         0.725% on the next $150 million
                                         0.70% on the next $250 million
                                         0.675% on the next $250 million
                                         0.65% on the assets more than $750
                                         million

      Small Cap Value Fund               0.75% on the first $50 million
                                         0.65% on the assets more than $50
                                         million

      Socially Responsible Fund          0.25%

      Balanced Fund                      0.80% on the first $25 million
                                         0.65% on the next $25 million
                                         0.45% on assets more than $50 million

      High Yield Bond Fund               0.70% on the first $200 million
                                         0.60% on the next $300 million
                                         0.55% on assets more than $500 million

      Strategic Bond Fund                0.60% on the first $200 million
                                         0.50% on the next $300 million
                                         0.45% on assets more than $500 million

      Domestic Bond Fund                 0.60% on the first $50 million
                                         0.45% on the next $50 million
                                         0.43% on the next $200 million
                                         0.40% on assets more than $300 million

      Core Bond Fund                     0.50% on the first $200 million
                                         0.45% on the next $300 million
                                         0.40% on assets more than $500 million

      Money Market Fund                  0.25%

      Growth Lifestyle Fund              0.10%

      Moderate Growth Lifestyle Fund     0.10%

      Conservative Growth Lifestyle Fund 0.10%

--------------------------------------------------------------------------------

              NOTES TO FINANCIAL STATEMENTS (Unaudited) CONTINUED          67

 The Adviser has voluntarily agreed to waive a portion of its management fee or to reimburse certain expenses of each Fund, other than the Lifestyle Funds, during the first fiscal year. The Adviser may withdraw this voluntary undertaking at any time. The table below reflects total annual operating expenses by Fund, as voluntarily limited by the Adviser, shown as a percentage of net assets:

                                  Total Fund
                                 Expense After
      Fund Name                  Reimbursement
     ------------------------------------------
      International Growth Fund      1.15%
      Large Cap Growth Fund           .86%
      Mid Cap Growth Fund             .79%
      Small Cap Growth Fund          1.16%
      International Value Fund       1.04%
      Large Cap Value Fund            .81%
      Mid Cap Value Fund             1.05%
      Small Cap Value Fund            .98%
      Socially Responsible Fund       .56%
      Balanced Fund                   .82%
      High Yield Bond Fund            .99%
      Strategic Bond Fund             .89%
      Domestic Bond Fund              .78%
      Core Bond Fund                  .80%
      Money Market Fund               .56%

 On August 26, 1998, the Series entered into an Accounting Services Agreement with VALIC which appointed VALIC as Accounting Services Agent. Under the agreement VALIC will provide certain accounting and administrative services to the Series. During the period ended February 28, 1999, the Series paid VALIC $12,337 for such services.

 On August 26, 1998, the Series entered into an Administrative Services Agreement with VALIC for the provision of recordkeeping and shareholder services. During the period ended February 28, 1999, the Series paid VALIC $102,806, for such services.

 At February 28, 1999, VALIC Separate Account A (a registered separate account of VALIC) owned, directly or indirectly, over five percent of the outstanding shares of the following Funds:

                                     VALIC Separate
                                       Account A
      Fund                                 %
     ----------------------------------------------
      International Growth Fund          100.00
      Large Cap Growth Fund              100.00
      Mid Cap Growth Fund                100.00
      Small Cap Growth Fund              100.00
      International Value Fund           100.00
      Large Cap Value Fund               100.00
      Mid Cap Value Fund                 100.00
      Small Cap Value Fund               100.00
      Socially Responsible Fund          100.00
      Balanced Fund                      100.00
      High Yield Bond Fund               100.00
      Strategic Bond Fund                100.00
      Domestic Bond Fund                 100.00
      Core Bond Fund                     100.00
      Money Market Fund                  100.00
      Growth Lifestyle Fund              100.00
      Moderate Growth Lifestyle Fund     100.00
      Conservative Growth Lifestyle Fund 100.00

 Certain officers and trustees of the Series are officers and directors of VALIC or American General Corporation.

Note 4 -- Investment Activity

 The information in the following table is presented on the basis of cost for federal income tax purposes at February 28, 1999.

                          Identified
                            Cost of      Gross        Gross     Net Unrealized
                          Investments  Unrealized   Unrealized   Appreciation
                             Owned    Appreciation Depreciation (Depreciation)
                          ----------------------------------------------------
International Growth Fund $ 5,199,354  $  367,312    $264,779     $  102,533
Large Cap Growth Fund....  10,892,318   1,439,629     138,281      1,301,348
Mid Cap Growth Fund......   5,355,446   1,117,255     223,898        893,357
Small Cap Growth Fund....   6,521,850   1,315,242     329,422        985,820
International Value Fund.   5,002,987   1,068,518     126,375        942,143
Large Cap Value Fund.....   5,214,454     985,843     173,520        812,323
Mid Cap Value Fund.......   6,164,373     741,457     234,111        507,346
Small Cap Value Fund.....   5,234,609     393,094     421,341        (28,247)
Socially Responsible Fund   7,143,380   1,067,447     162,779        904,668
Balanced Fund............   5,936,195     869,227     139,275        729,952
High Yield Bond Fund.....   5,037,468     204,926      67,329        137,597
Strategic Bond Fund......   5,107,436     143,291      58,128         85,163
Domestic Bond Fund.......   5,675,565      30,035     149,334       (119,299)
Core Bond Fund...........   5,748,657       4,430      72,401        (67,971)

--------------------------------------------------------------------------------

 68           NOTES TO FINANCIAL STATEMENTS (Unaudited) CONTINUED

 During the six months ended February 28, 1999, the cost of purchases and proceeds from sales of securities, excluding short term securities were:

                                                                   Proceeds from
                                                         Cost of    Securities
                                                       Securities     Sold or
Fund                                                    Purchased     Matured
--------------------------------------------------------------------------------
International Growth Fund............................. $ 8,313,936  $ 3,597,929
Large Cap Growth Fund.................................  11,612,638    2,017,605
Mid Cap Growth Fund...................................   6,176,862    1,259,380
Small Cap Growth Fund.................................   8,251,861    2,962,041
International Value Fund..............................   7,171,989    2,316,295
Large Cap Value Fund..................................   7,559,172    1,992,651
Mid Cap Value Fund....................................  12,614,757    6,382,885
Small Cap Value Fund..................................   7,129,622    1,852,138
Socially Responsible Fund.............................   7,810,762    1,408,218
Balanced Fund.........................................   8,811,609    3,557,582
High Yield Bond Fund..................................   5,858,571      974,478
Strategic Bond Fund...................................   8,566,588    3,547,331
Domestic Bond Fund....................................   9,521,283    3,839,681
Core Bond Fund........................................  12,182,213   11,506,664
Growth Lifestyle Fund.................................   5,136,104            -
Moderate Growth Lifestyle Fund........................   5,587,120      256,808
Conservative Growth Lifestyle Fund....................   5,416,510      285,413

Note 5 -- Year 2000

 VALIC serves as investment adviser to the Series. VALIC initiated its Year 2000 readiness plan in 1995. Since that time, VALIC management along with a team of skilled information technology and business professionals have been dedicated to achieving the objectives of the plan. This plan calls for the renovation, upgrade and/or replacement of our mission critical computer systems, whether developed internally or otherwise. It includes the five steps that we believe are essential to Year 2000 readiness: inventory and discovery; analysis; construction; testing; and implementation. As of February 28, 1999, we have substantially completed all steps with respect to our critical systems.

 VALIC's plan also includes an evaluation of the status of our key third party relationships and their efforts in addressing Year 2000 issues. Throughout 1999 we will continue to work with critical third party dependencies and to develop contingency plans for any identified risks or shortcomings. If significant third parties fail to achieve Year 2000 readiness on a timely basis, then the Year 2000 issue could have a material adverse impact on the operations of VALIC and the Series. However, the third party contingency plans we develop are meant to identify those risks and provide alternative actions should a third party not achieve readiness. While we believe no one can predict with certainty outcomes as to all the issues that may arise, VALIC is confident that its comprehensive plan and resource commitment will allow it to meet its Year 2000 objectives.

 Through February, 1999, VALIC has incurred and expensed $27.4 million (pretax) related to Year 2000 readiness,including $732,000 incurred during 1999. VALIC currently anticipates that it will incur future costs of $1.4 million for additional internal staff, third party vendors, and other expenses to maintain readiness and complete third party contingency plans.

--------------------------------------------------------------------------------

                       FINANCIAL HIGHLIGHTS (Unaudited)                 69

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date. Total returns and ratios for periods of less than one year are not annualized. The average commission rate paid on investment equity securities (on a per share basis) is presented for the periods beginning September 1, 1998.

                     International   Large Cap      Mid Cap      Small Cap   International   Large Cap      Mid Cap
                      Growth Fund   Growth Fund   Growth Fund   Growth Fund   Value Fund    Value Fund    Value Fund
                     -------------  -----------   -----------   -----------  -------------  ----------    ----------
                      Six Months    Six Months    Six Months    Six Months    Six Months    Six Months    Six Months
                     ended 2/28/99 ended 2/28/99 ended 2/28/99 ended 2/28/99 ended 2/28/99 ended 2/28/99 ended 2/28/99
                      ----------------------------------------------------------------------------------------------
PER SHARE DATA
Net asset value
at beginning of
year.............        $10.00        $10.00        $10.00        $10.00        $10.00        $10.00        $10.00
                      ----------------------------------------------------------------------------------------------
Income from
investment
operations:
 Net investment
 income (loss)...          0.03          0.01         (0.01)        (0.02)            -          0.06          0.07
 Net realized gain
 on securities...          0.19          2.63          2.57          3.05          1.93          2.14          2.65
                      ----------------------------------------------------------------------------------------------
 Total income
 from investment
 operations......          0.22          2.64          2.56          3.03          1.93          2.20          2.72
                      ----------------------------------------------------------------------------------------------
Distributions:
 Distributions
 from net
 investment
 income..........             -         (0.01)            -             -         (0.02)        (0.06)        (0.07)
 Distributions
 from net realized
 gain on securities           -             -             -         (0.05)            -             -         (0.28)
                      ----------------------------------------------------------------------------------------------
 Total
 distributions...             -         (0.01)            -         (0.05)        (0.02)        (0.06)        (0.35)
                      ----------------------------------------------------------------------------------------------
Net asset value
at end of period.        $10.22        $12.63        $12.56        $12.98        $11.91        $12.14        $12.37
                      ----------------------------------------------------------------------------------------------
TOTAL RETURN.....          2.79%        26.82%        26.01%        30.84%        19.81%        22.45%        27.52%
                      ----------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL
DATA
Ratio of expenses
to average net
assets...........          0.55%         0.43%         0.41%         0.58%         0.53%         0.41%         0.53%
Ratio of expenses
to average net
assets before
expense reductions         0.94%         0.76%         0.82%         0.91%         1.00%         0.75%         0.87%
Ratio of net
investment income
to average net
assets...........          0.27%         0.07%        (0.08)%       (0.21)%           -          0.54%         0.56%
Portfolio
turnover rate....         75.87%        29.54%        21.13%        49.31%        42.45%        33.90%       108.20%
Number of shares
outstanding at
end of period....       517,869       836,982       497,667       584,386       502,998       499,500       536,869
Net Assets at the
end of period
(000's)..........        $5,293       $10,575        $6,252        $7,585        $5,991        $6,065        $6,641
Average commission
 rate paid........      $0.0460       $0.0500       $0.0500       $0.0294       $0.0880       $0.0251       $0.0550
                                     Socially
                       Small Cap    Responsible
                      Value Fund       Fund
                      ----------    -----------
                      Six Months    Six Months
                     ended 2/28/99 ended 2/28/99
                      --------------------------
PER SHARE DATA
Net asset value
at beginning of
year.............        $10.00        $10.00
                      --------------------------
Income from
investment
operations:
 Net investment
 income (loss)...          0.06          0.08
 Net realized gain
 on securities...          0.30          2.82
                      --------------------------
 Total income
 from investment
 operations......          0.36          2.90
                      --------------------------
Distributions:
 Distributions
 from net
 investment
 income..........         (0.06)        (0.07)
 Distributions
 from net realized
 gain on securities       (0.13)        (0.57)
                      --------------------------
 Total
 distributions...         (0.19)        (0.64)
                      --------------------------
Net asset value
at end of period         $10.17        $12.26
                      --------------------------
TOTAL RETURN.....          3.95%        29.38%
                      --------------------------
RATIOS/SUPPLEMENTAL
DATA
Ratio of expenses
to average net
assets...........          0.49%         0.29%
Ratio of expenses
to average net
assets before
expense reductions         0.87%         0.62%
Ratio of net
investment income
to average net
assets...........          0.55%         0.65%
Portfolio
turnover rate....         34.35%        24.76%
Number of shares
outstanding at
end of period....       515,453       616,663
Net Assets at the
end of period
(000's)..........        $5,243        $7,562
Average commission
rate paid.........      $0.0200       $0.0354

------------------------------------------------

 70               FINANCIAL HIGHLIGHTS (Unaudited) CONTINUED

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date. Total returns and ratios for periods of less than one year are not annualized. The average commission rate paid on investment equity securities (on a per share basis) is presented for the periods beginning September 1, 1998.

                                                                                                            Growth
                                    High Yield     Strategic   Domestic Bond   Core Bond   Money Market    Lifestyle
                     Balanced Fund   Bond Fund     Bond Fund       Fund          Fund          Fund          Fund
                     -------------  ----------     ---------   -------------   ---------   ------------    ---------
                      Six Months    Six Months    Six Months    Six Months    Six Months    Six Months    Six Months
                     ended 2/28/99 ended 2/28/99 ended 2/28/99 ended 2/28/99 ended 2/28/99 ended 2/28/99 ended 2/28/99
                      ----------------------------------------------------------------------------------------------
PER SHARE DATA
Net asset value
at beginning of
year.............        $10.00        $10.00        $10.00        $10.00        $10.00          $1.00       $10.00
                      ----------------------------------------------------------------------------------------------
Income from
investment
operations:
 Net investment
 income..........          0.13          0.41          0.32          0.26          0.23           0.02         0.04
 Net realized
 gain on
 securities......          1.91          0.30          0.23          0.02          0.01              -         1.64
                      ----------------------------------------------------------------------------------------------
 Total income
 from investment
 operations......          2.04          0.71          0.55          0.28          0.24              -         1.68
                      ----------------------------------------------------------------------------------------------
Distributions:
 Distributions
 from net
 investment
 income..........         (0.11)        (0.39)        (0.28)        (0.25)        (0.22)         (0.02)       (0.02)
 Distributions
 from net
 realized gain on
 securities......         (0.07)                      (0.02)        (0.13)        (0.03)             -
                      ----------------------------------------------------------------------------------------------
 Total
 distributions...         (0.18)        (0.39)        (0.30)        (0.38)        (0.25)             -        (0.02)
                      ----------------------------------------------------------------------------------------------
Net asset value
at end of
period...........        $11.86        $10.32        $10.25         $9.90         $9.99          $1.00       $11.66
                      ----------------------------------------------------------------------------------------------
TOTAL RETURN.....         20.85%         7.68%         5.96%         3.11%         2.84%          2.63%       16.88%
                      ----------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL
DATA
Ratio of expenses
to average net
assets...........          0.42%         0.50%         0.43%         0.40%         0.41%          0.29%        0.05%
Ratio of expenses
to average net
assets before
expense
reductions.......          0.89%         0.84%         0.79%         0.79%         0.75%          0.63%        0.05%
Ratio of net
investment income
to average net
assets...........          1.03%         3.95%         3.11%         2.56%         2.24%          2.32%        0.37%
Portfolio
turnover rate....         64.25%        20.39%        69.60%        75.88%       241.44%           N/A         0.00%
Number of shares
outstanding at
end of period....       563,434       519,195       514,705       576,616       512,637      5,117,580      509,901
Net Assets at the
end of period
(000's)..........        $6,680        $5,357        $5,278        $5,707        $5,120         $5,118       $5,946
Average
commission rate
paid.............       $0.0500           N/A           N/A           N/A           N/A            N/A          N/A
                       Moderate
                        Growth     Conservative
                       Lifestyle      Growth
                         Fund        Lifestyle
                       ---------   ------------
                      Six Months    Six Months
                     ended 2/28/99 ended 2/28/99
                     ----------------------------
PER SHARE DATA
Net asset value
at beginning of
year.............        $10.00        $10.00
                     ----------------------------
Income from
investment
operations:
 Net investment
 income..........          0.08          0.12
 Net realized
 gain on
 securities......          1.46          1.18
                      ---------------------------
 Total income
 from investment
 operations......          1.54          1.30
                      ---------------------------
Distributions:
 Distributions
 from net
 investment
 income..........         (0.04)        (0.06)
 Distributions
 from net
 realized gain on
 securities......
                      ---------------------------
 Total
 distributions...         (0.04)        (0.06)
                      ---------------------------
Net asset value
at end of
period...........        $11.50        $11.24
                      ---------------------------
TOTAL RETURN.....         15.45%        13.01%
                      ---------------------------
RATIOS/SUPPLEMENTAL
DATA
Ratio of expenses
to average net
assets...........          0.05%         0.05%
Ratio of expenses
to average net
assets before
expense
reductions.......          0.05%         0.05%
Ratio of net
investment income
to average net
assets...........          0.74%         1.06%
Portfolio
turnover rate....          4.49%         5.12%
Number of shares
outstanding at
end of period....       526,430       508,137
Net Assets at the
end of period
(000's)..........        $6,052        $5,713
Average
commission rate
paid.............           N/A           N/A


-------------------------------------------------

                  AMERICAN GENERAL SERIES PORTFOLIO COMPANY 3                 71


                                                Jacobs Asset Management                                Donna L. Hathaway
BOARD OF TRUSTEES                               200 East Broward Boulevard                              Assistant Controller
Judity L. Craven                                Suite 1920                                             Heriberto R. Valdez,
Timothy J. Ebner                                Fort Lauderdale, Florida 33301                          Assistant Controller
Gustavo E. Gonzales, Jr.
John A. Graf                                    Neuberger Berman Management Inc.
Norman Hackerman                                605 Third Avenue,
John W. Lancaster                               Second Floor
Ben H. Love                                     New York, New York 10158-0180
John E. Maupin, Jr.
F. Robert Paulsen                               State Street Global Advisors
Craig R. Rodby                                  2 International Place
R. Miller Upton                                 Boston, Massachusetts 02110
Thomas L. West, Jr.
                                                INDEPENDENT AUDITORS
DISTRIBUTOR                                     Ernst & Young LLP
The Variable Annuity Marketing                  1221 McKinney
Company (VAMCO)                                 Houston, Texas 77010
2929 Allen Parkway
Houston, Texas 77019                            SHAREHOLDER SERVICE AGENT
                                                The Variable Annuity LIfe
CUSTODIAN                                       Insurance Company (VALIC)
State Street Bank and Trust Company             2929 Allen Parkway
225 Franklin Street                             Houston, Texas 77019
Boston, Massachusetts 02110
                                                OFFICERS
INVESTMENT ADVISER                              Thomas L. West, Jr.,
The Variable Annuity Life                        Chairman
Insurance Company (VALIC)                       John A. Graf,
2929 Allen Parkway                               President
Houston, Texas 77019                            Joe C. Osborne,
                                                 Executive Vice President
INVESTMENT SUB-ADVISERS                         John E. Arant,
American General                                 Executive Vice President
Investment Management, L.P.                     Peter V. Tuters,
2929 Allen Parkway                               Senior Investment Officer
Houston, Texas 77019                            Brent C. Nelson,
                                                 Vice President
Bankers Trust Company                           Teresa S. Moro,
130 Liberty Street                               Vice President and Investment Officer
New York, New York 10006                        Maruti D. More
                                                 Vice President Investments
Brown Capital Management                        William Trimbur, Jr.,
809 Cathedral                                    Vice President and Investment Officer
Baltimore, Maryland 21201                       Cynthia A. Toles,
                                                 Vice President and Secretary
Capital Guardian Trust Company                  Nori L. Gabert,
333 South Hope Street                            Vice President and Assistant Secretary
Los Angeles, California 90071                   Cynthia A. Gibbons
                                                 Assistant Vice President
Fiduciary Management                            Gregory R. Seward,
Associates, Inc.                                 Treasurer
55 West Monroe Street Suite 2550                Jaime M. Sepulveda
Chicago, Illinois 60603                          Assistant Treasurer
                                                Earl E. Allen, Jr.,
Goldman Sachs Asset Management                   Assistant Treasurer
One New York Plaza                              Kathyrn A. Pearce,
New York, New York 10004                         Controller

J. P. Morgan Investment Management Inc.
522 Fifth Avenue
New York, New York 10036


 This report is for the information of the shareholders and variable contract owners participating in the American General Series Portfolio Company 3. It is authorized for distribution to other persons only when preceded or accompanied by an effective prospectus which contains information on how to purchase shares and other pertinent information.

 If you would like further information about this material or products issued by VALIC or American General Life Insurance Company, please contact your account representative.

 "Standard & Poor's(R)", "Standard & Poor's MidCap 400 Index" and "S&P 500(R)" are trademarks of Standard & Poor's Corporation. The Stock Index Fund and MidCap Index Fund are not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in the funds. The Russell 2000(R) Index is a trademark/service mark of the Frank Russell Company. Russell(TM) is a trademark of the Frank Russell Company.

--------------------------------------------------------------------------------



AMERICAN GENERAL SERIES PORTFOLIO COMPANY 3                                                      Presorted Standard
P.O. Box 3206                                                                                        U.S. Postage
Houston, Texas 77253-3206                                                                                PAID
                                                                                                   Permit No. 6748
                                                                                                    Houston, Texas













VALIC
 | An American
 |       General Company

VA-11288 VER 02/99                                                                           Recycled Paper [Logo appears here]
